UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—March 31, 2021

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2021
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	18

Liquidity Risk Management	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Short-Term Inflation-Protected Securities Index Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,023.40	$0.71
ETF Shares	1,000.00	1,023.87	0.25
Admiral™ Shares	1,000.00	1,024.18	0.30
Institutional Shares	1,000.00	1,023.86	0.20
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.71
ETF Shares	1,000.00	1,024.68	0.25
Admiral Shares	1,000.00	1,024.63	0.30
Institutional Shares	1,000.00	1,024.73	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.05% for ETF Shares, 0.06% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

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Short-Term Inflation-Protected Securities Index Fund

Distribution by Stated Maturity

As of March 31, 2021

Under 1 Year	15.3%
1 - 2 Years	17.7
2 - 3 Years	18.9
3 - 4 Years	24.7
4 - 5 Years	23.4

The table reflects the fund’s investments, except for short-term investments. The fund invests in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

3

Short-Term Inflation-Protected Securities Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	2,180,387	2,411,356
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,651,617	1,947,132
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	2,047,578	2,417,468
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,249,825	2,486,072
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	2,063,566	2,439,743
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	2,470,160	2,934,933
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,264,300	2,535,046
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	2,459,978	2,958,203
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	2,370,719	2,882,028
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,459,808	1,641,342
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,222,177	2,647,358
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	1,976,765	2,180,433
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,254,670	2,704,825
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,108,321	1,801,441
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,699,702	1,863,570
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,169,283	2,636,226
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,055,338	2,258,223
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	1,876,748	2,298,177
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	838,880	1,306,502

Total U.S. Government and Agency Obligations (Cost $42,635,150)				44,350,078

		Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1] Vanguard Market Liquidity Fund (Cost $235,016)	0.081%	2,350,249	235,025
Total Investments (100.0%) (Cost $42,870,166)			44,585,103
Other Assets and Liabilities—Net (0.0%)			21,334
Net Assets (100%)			44,606,437

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $42,635,150)	44,350,078
Affiliated Issuers (Cost $235,016)	235,025
Total Investments in Securities	44,585,103
Investment in Vanguard	1,593
Cash	1,400
Receivables for Accrued Income	45,529
Receivables for Capital Shares Issued	462,527
Total Assets	45,096,152
Liabilities
Payables for Investment Securities Purchased	428,321
Payables for Capital Shares Redeemed	60,751
Payables to Vanguard	643
Total Liabilities	489,715
Net Assets	44,606,437

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Short-Term Inflation-Protected Securities Index Fund

Statement of Assets and Liabilities (continued)

At March 31, 2021, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	42,976,496
Total Distributable Earnings (Loss)	1,629,941
Net Assets	44,606,437

Investor Shares—Net Assets
Applicable to 322,623,008 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,324,563
Net Asset Value Per Share—Investor Shares	$25.80

ETF Shares—Net Assets
Applicable to 237,248,565 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,216,448
Net Asset Value Per Share—ETF Shares	$51.49

Admiral Shares—Net Assets
Applicable to 409,614,394 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,582,667
Net Asset Value Per Share—Admiral Shares	$25.84

Institutional Shares—Net Assets
Applicable to 521,498,915 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,482,759
Net Asset Value Per Share—Institutional Shares	$25.85

See accompanying Notes, which are an integral part of the Financial Statements.

6

Short-Term Inflation-Protected Securities Index Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Interest[1]	347,585
Total Income	347,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	452
Management and Administrative—Investor Shares	5,463
Management and Administrative—ETF Shares	2,211
Management and Administrative—Admiral Shares	2,374
Management and Administrative—Institutional Shares	2,120
Marketing and Distribution—Investor Shares	315
Marketing and Distribution—ETF Shares	221
Marketing and Distribution—Admiral Shares	226
Marketing and Distribution—Institutional Shares	186
Custodian Fees	82
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	7
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	5
Total Expenses	13,698
Net Investment Income	333,887
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	13,130
Futures Contracts	846
Realized Net Gain (Loss)	13,976
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	605,858
Net Increase (Decrease) in Net Assets Resulting from Operations	953,721

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $235,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $7,495,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	333,887	399,307
Realized Net Gain (Loss)	13,976	(22,092)
Change in Unrealized Appreciation (Depreciation)	605,858	1,120,319
Net Increase (Decrease) in Net Assets Resulting from Operations	953,721	1,497,534
Distributions
Investor Shares	(66,736)	(89,472)
ETF Shares	(137,340)	(50,954)
Admiral Shares	(76,798)	(99,255)
Institutional Shares	(103,648)	(139,828)
Total Distributions	(384,522)	(379,509)
Capital Share Transactions
Investor Shares	131,330	815,588
ETF Shares	2,892,449	2,047,806
Admiral Shares	1,900,997	952,458
Institutional Shares	1,411,171	1,568,293
Net Increase (Decrease) from Capital Share Transactions	6,335,947	5,384,145
Total Increase (Decrease)	6,905,146	6,502,170
Net Assets
Beginning of Period	37,701,291	31,199,121
End of Period	44,606,437	37,701,291

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.41	$24.57	$24.23	$24.77	$24.83	$24.23
Investment Operations
Net Investment Income[1]	.198	.272	.483	.669	.312	.080
Net Realized and Unrealized Gain (Loss) on Investments	.395	.862	.324	(.448)	(.237)	.520
Total from Investment Operations	.593	1.134	.807	.221	.075	.600
Distributions
Dividends from Net Investment Income	(.203)	(.294)	(.467)	(.761)	(.135)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.203)	(.294)	(.467)	(.761)	(.135)	—
Net Asset Value, End of Period	$25.80	$25.41	$24.57	$24.23	$24.77	$24.83

Total Return[2]	2.34%	4.64%	3.36%	0.91%	0.31%	2.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,325	$8,063	$7,014	$6,679	$5,904	$5,088
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.09%	1.98%	2.73%	1.26%	0.42%
Portfolio Turnover Rate[3]	10%	37%	26%	25%	27%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$50.99	$49.03	$48.34	$49.41	$49.59	$48.36
Investment Operations
Net Investment Income[1]	.431	.634	1.003	1.358	.671	.251
Net Realized and Unrealized Gain (Loss) on Investments	.496	1.677	.652	(.869)	(.477)	.979
Total from Investment Operations	.927	2.311	1.655	.489	.194	1.230
Distributions
Dividends from Net Investment Income	(.427)	(.351)	(.965)	(1.559)	(.374)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.427)	(.351)	(.965)	(1.559)	(.374)	—
Net Asset Value, End of Period	$51.49	$50.99	$49.03	$48.34	$49.41	$49.59

Total Return	2.39%	4.74%	3.46%	1.01%	0.40%	2.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,216	$9,217	$6,884	$5,453	$3,881	$2,478
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.27%	2.07%	2.81%	1.35%	0.51%
Portfolio Turnover Rate[2]	10%	37%	26%	25%	27%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.44	$24.60	$24.25	$24.79	$24.88	$24.27
Investment Operations
Net Investment Income[1]	.215	.294	.500	.692	.338	.149
Net Realized and Unrealized Gain (Loss) on Investments	.398	.860	.332	(.450)	(.241)	.461
Total from Investment Operations	.613	1.154	.832	.242	.097	.610
Distributions
Dividends from Net Investment Income	(.213)	(.314)	(.482)	(.782)	(.187)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.213)	(.314)	(.482)	(.782)	(.187)	—
Net Asset Value, End of Period	$25.84	$25.44	$24.60	$24.25	$24.79	$24.88

Total Return[2]	2.42%	4.72%	3.46%	1.00%	0.40%	2.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,583	$8,541	$7,333	$6,525	$5,078	$3,373
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.18%	2.06%	2.81%	1.35%	0.51%
Portfolio Turnover Rate[3]	10%	37%	26%	25%	27%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.46	$24.62	$24.27	$24.81	$24.90	$24.28
Investment Operations
Net Investment Income[1]	.215	.306	.517	.696	.333	.139
Net Realized and Unrealized Gain (Loss) on Investments	.390	.853	.319	(.449)	(.225)	.481
Total from Investment Operations	.605	1.159	.836	.247	.108	.620
Distributions
Dividends from Net Investment Income	(.215)	(.319)	(.486)	(.787)	(.198)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.215)	(.319)	(.486)	(.787)	(.198)	—
Net Asset Value, End of Period	$25.85	$25.46	$24.62	$24.27	$24.81	$24.90

Total Return	2.39%	4.73%	3.48%	1.02%	0.44%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,483	$11,880	$9,967	$8,067	$6,986	$5,500
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.22%	2.08%	2.83%	1.37%	0.54%
Portfolio Turnover Rate[2]	10%	37%	26%	25%	27%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Inflation-Protected Securities Index Fund

Notes to Financial Statements

Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2021.

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Short-Term Inflation-Protected Securities Index Fund

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

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Short-Term Inflation-Protected Securities Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,593,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	44,350,078	—	44,350,078
Temporary Cash Investments	235,025	—	—	235,025
Total	235,025	44,350,078	—	44,585,103

D. As of March 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	42,871,911
Gross Unrealized Appreciation	1,739,806
Gross Unrealized Depreciation	(26,614)
Net Unrealized Appreciation (Depreciation)	1,713,192

15

Short-Term Inflation-Protected Securities Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2020, the fund had available capital losses totaling $176,382,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended March 31, 2021, the fund purchased $9,771,944,000 of investment securities and sold $4,066,850,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,350,102,000 and $181,374,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.	Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2021		September 30, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	452,025	17,730	1,738,945	69,825
Issued in Lieu of Cash Distributions	66,736	2,608	89,472	3,587
Redeemed	(387,431)	(15,031)	(1,012,829)[1]	(41,545)[1]
Net Increase (Decrease)—Investor Shares	131,330	5,307	815,588	31,867
ETF Shares
Issued	3,086,299	60,264	3,304,061	66,032
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(193,850)	(3,800)	(1,256,255)	(25,650)
Net Increase (Decrease)—ETF Shares	2,892,449	56,464	2,047,806	40,382
Admiral Shares
Issued	2,547,450	99,126	3,192,927[1]	128,047[1]
Issued in Lieu of Cash Distributions	69,503	2,712	88,789	3,552
Redeemed	(715,956)	(27,924)	(2,329,258)	(93,982)
Net Increase (Decrease)—Admiral Shares	1,900,997	73,914	952,458	37,617
Institutional Shares
Issued	2,282,711	88,933	3,394,284	135,886
Issued in Lieu of Cash Distributions	102,432	3,994	137,605	5,499
Redeemed	(973,972)	(38,077)	(1,963,596)	(79,604)
Net Increase (Decrease)—Institutional Shares	1,411,171	54,850	1,568,293	61,781
1

In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 2,000 and 2,000 shares, respectively, in the amount of $61,000 from the conversion during the year ended September 30, 2020.

16

Short-Term Inflation-Protected Securities Index Fund

At March 31, 2021, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 48% of the fund’s net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2012; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

18

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Short-Term Inflation-Protected Securities Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

20

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc.
All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q19672 052021

Semiannual Report  |  March 31, 2021
Vanguard Core Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Core Bond Fund
Investor Shares	$1,000.00	$977.70	$1.23
AdmiralTM Shares	1,000.00	978.40	0.49
Based on Hypothetical 5% Yearly Return
Core Bond Fund
Investor Shares	$1,000.00	$1,023.69	$1.26
Admiral Shares	1,000.00	1,024.43	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.25% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Core Bond Fund
Fund Allocation
As of March 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	39.2
Sovereign Bonds	6.2
Taxable Municipal Bonds	0.2
U.S. Government and Agency Obligations	52.7
The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Core Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.6%)
U.S. Government Securities (21.7%)
	United States Treasury Note/Bond	0.375%	3/31/22	24,000	24,071
	United States Treasury Note/Bond	0.125%	5/31/22	25,000	25,004
	United States Treasury Note/Bond	0.125%	7/31/22	5,900	5,901
	United States Treasury Note/Bond	0.125%	10/31/22	60,000	59,991
	United States Treasury Note/Bond	0.500%	3/15/23	55,000	55,352
	United States Treasury Note/Bond	0.250%	6/15/23	42,500	42,546
	United States Treasury Note/Bond	0.125%	7/15/23	50,000	49,898
[1]	United States Treasury Note/Bond	0.125%	10/15/23	100,000	99,672
	United States Treasury Note/Bond	0.250%	11/15/23	58,400	58,363
[1]	United States Treasury Note/Bond	0.125%	12/15/23	106,600	106,134
	United States Treasury Note/Bond	0.250%	3/15/24	65,100	64,927
	United States Treasury Note/Bond	0.250%	7/31/25	40,600	39,705
	United States Treasury Note/Bond	0.250%	9/30/25	2,000	1,951
	United States Treasury Note/Bond	1.125%	2/28/27	31,241	31,153
	United States Treasury Note/Bond	0.625%	3/31/27	1,035	1,001
	United States Treasury Note/Bond	0.500%	4/30/27	414	397
	United States Treasury Note/Bond	0.500%	5/31/27	68,000	65,004
	United States Treasury Note/Bond	1.500%	2/15/30	29,842	29,483
	United States Treasury Note/Bond	0.625%	5/15/30	24,000	21,847
	United States Treasury Note/Bond	0.625%	8/15/30	25,200	22,837
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,634
	United States Treasury Note/Bond	4.375%	5/15/40	6,400	8,580
	United States Treasury Note/Bond	1.125%	8/15/40	69,300	56,393
	United States Treasury Note/Bond	1.375%	11/15/40	17,500	14,897
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,701
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	4,738
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	13,661
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	6,733
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	6,316
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	6,012
	United States Treasury Note/Bond	2.250%	8/15/49	5,000	4,841
	United States Treasury Note/Bond	2.375%	11/15/49	11,000	10,942
[2,3]	United States Treasury Note/Bond	2.000%	2/15/50	19,000	17,400
	United States Treasury Note/Bond	1.375%	8/15/50	12,900	10,074
	United States Treasury Note/Bond	1.625%	11/15/50	9,500	7,924
					978,083
Conventional Mortgage-Backed Securities (21.2%)
[4,5]	Fannie Mae Pool	3.000%	10/1/46–8/1/50	42,691	43,826
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	4,689	4,905
4

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae Pool	4.000%	9/1/42–3/1/50	5,905	6,215
[4,5]	Fannie Mae Pool	4.500%	9/1/48–3/1/50	10,600	11,246
[4,5]	Fannie Mae Pool	5.000%	10/1/49	113	121
[4,5]	Fannie Mae Pool	6.000%	12/1/28	22	25
[4,5]	Freddie Mac Gold Pool	2.500%	10/1/31	460	482
[4,5]	Freddie Mac Gold Pool	3.000%	9/1/46–11/1/49	4,965	5,200
[4,5]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	7,120	7,523
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	4,541	4,866
[4,5]	Freddie Mac Gold Pool	4.500%	12/1/39–3/1/50	7,678	8,292
[4,5]	Freddie Mac Gold Pool	5.000%	8/1/33–2/1/50	2,792	3,169
[4,5]	Freddie Mac Gold Pool	5.500%	3/1/29–5/1/40	584	664
[4,5]	Freddie Mac Gold Pool	6.000%	7/1/28–10/1/36	158	184
[4,5]	Freddie Mac Gold Pool	6.500%	9/1/39	247	285
[4,5]	Freddie Mac Gold Pool	7.500%	5/1/38	122	141
[4,6]	Ginnie Mae I Pool	3.000%	5/20/43–5/15/51	62,890	66,292
[4,6]	Ginnie Mae I Pool	3.500%	4/20/43–4/15/51	63,648	67,797
[4]	Ginnie Mae I Pool	4.000%	11/20/42–12/20/49	5,771	6,173
[4]	Ginnie Mae I Pool	4.500%	2/15/39–11/20/49	12,910	13,994
[4]	Ginnie Mae I Pool	5.000%	3/15/38–11/20/49	2,714	3,046
[4]	Ginnie Mae I Pool	6.000%	7/15/37–5/20/48	950	1,102
[4,6]	Ginnie Mae II Pool	2.000%	4/15/51–5/15/51	17,250	17,387
[4,6]	Ginnie Mae II Pool	2.500%	4/15/51–5/15/51	5,000	5,149
[4,5,6]	UMBS Pool	1.500%	4/25/36–4/15/51	16,500	16,541
[4,5,6]	UMBS Pool	2.000%	4/25/36–5/15/51	174,000	174,029
[4,5,6]	UMBS Pool	2.500%	2/1/28–6/15/51	164,008	168,912
[4,5,6]	UMBS Pool	3.000%	12/1/37–4/25/51	86,183	90,105
[4,5,6]	UMBS Pool	3.500%	3/1/27–4/15/51	98,338	104,573
[4,5]	UMBS Pool	4.000%	12/1/38–7/1/49	70,642	76,164
[4,5]	UMBS Pool	4.500%	4/1/39–3/1/49	16,720	18,735
[4,5]	UMBS Pool	5.000%	3/1/38–10/1/49	6,302	7,236
[4,5]	UMBS Pool	5.500%	7/1/30–5/1/44	10,720	12,514
[4,5]	UMBS Pool	6.000%	7/1/34–5/1/41	7,275	8,560
[4,5]	UMBS Pool	6.500%	11/1/31–9/1/36	29	34
					955,487
Nonconventional Mortgage-Backed Securities (2.7%)
[4,5]	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	2,918	2,901
[4,5]	Fannie Mae REMICS	1.850%	8/25/46	1,326	1,334
[4,5]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	3,903	3,974
[4,5]	Fannie Mae REMICS	2.750%	8/25/47	663	680
[4,5]	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	6,361	6,523
[4,5]	Fannie Mae REMICS	3.500%	12/25/41–6/25/48	5,159	5,476
[4,5]	Fannie Mae REMICS	4.000%	5/25/42–10/25/48	10,807	12,054
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	92	107
[4,5]	Freddie Mac REMICS	2.500%	9/15/47–2/25/50	5,869	6,034
[4,5]	Freddie Mac REMICS	3.000%	12/15/47	575	586
[4,5]	Freddie Mac REMICS	3.500%	4/15/38–6/15/49	32,284	34,376
[4,5]	Freddie Mac REMICS	4.000%	1/15/48–7/15/49	35,085	38,027
[4,5]	Freddie Mac REMICS	5.500%	8/15/38	811	925
[4]	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	5,672	5,865
[4]	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	3,684	3,878
5

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Ginnie Mae REMICS	4.000%	1/20/45–9/20/48	1,789	1,106
[4,8,9]	Ginnie Mae REMICS, 6.150% - 1M USD LIBOR	6.039%	6/20/47	2,805	495
					124,341
Total U.S. Government and Agency Obligations (Cost $2,088,529)					2,057,911
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
[4]	AmeriCredit Automobile Receivables Trust Series 2018-2	4.010%	7/18/24	390	412
[4]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	580	614
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	247
[4,10]	ARL Second LLC Series 2014-1A	2.920%	6/15/44	30	30
[4,10]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	999	1,104
[4,10]	Avis Budget Rental Car Funding AESOP LLC Series 2017-1A	3.070%	9/20/23	355	366
[4,10]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	130	133
[4,10]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	1,100	1,086
[4,10]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.287%	11/5/32	70	69
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	98	105
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	19	21
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	50	54
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	1,341	1,439
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	80	88
[4]	BANK Series 2018-BN14	4.185%	9/15/60	25	28
[4]	BANK Series 2018-BN14	4.231%	9/15/60	15	17
[4]	BANK Series 2019-BN17	3.714%	4/15/52	80	88
[4]	BANK Series 2019-BN20	3.011%	9/15/62	200	211
[4]	BANK Series 2019-BN23	2.846%	12/15/52	130	138
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	205
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	70	77
[4]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	319
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	206
[4,10]	Canadian Pacer Auto Receivables Trust Series 2018-1A	3.220%	9/19/22	102	102
[4,10]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	50	51
[4]	CarMax Auto Owner Trust Series 2017-4	2.460%	8/15/23	40	41
[4]	CarMax Auto Owner Trust Series 2017-4	2.700%	10/16/23	40	41
[4]	CarMax Auto Owner Trust Series 2018-1	2.950%	11/15/23	50	51
[4]	CarMax Auto Owner Trust Series 2018-2	3.370%	10/16/23	90	93
[4]	CarMax Auto Owner Trust Series 2018-2	3.570%	12/15/23	130	134
[4]	CarMax Auto Owner Trust Series 2018-2	3.990%	4/15/25	100	104
[4]	CarMax Auto Owner Trust Series 2018-4	3.670%	5/15/24	100	105
[4]	CarMax Auto Owner Trust Series 2018-4	3.850%	7/15/24	70	74
[4]	CarMax Auto Owner Trust Series 2018-4	4.150%	4/15/25	100	106
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	10	11
[4]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	256
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	66
6

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	19	21
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	65
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	30	32
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	320	345
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	159	167
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	78	83
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	350	378
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	4.175%	7/10/47	230	248
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	10	11
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	365	394
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	228	242
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	431	472
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	21
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	65
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.267%	9/15/50	10	10
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	51
[4,10]	COMM Mortgage Trust Series 2012-CR3	3.416%	10/15/45	40	41
[4]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	500	505
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	57	60
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	503	541
[4,10]	COMM Mortgage Trust Series 2013-CR6	3.147%	3/10/46	150	155
[4,10]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	210	213
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	11
[4,10]	COMM Mortgage Trust Series 2013-CR9	4.242%	7/10/45	230	203
[4,10]	COMM Mortgage Trust Series 2014-277P	3.611%	8/10/49	200	214
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	30	33
[4]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	300	326
[4]	COMM Mortgage Trust Series 2014-CR17	3.700%	5/10/47	19	21
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	353	384
[4]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	29	31
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	104	111
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	227	245
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	123	135
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	194	207
[4]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	159
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	362	398
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	132	143
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	252
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	70	76
7

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Drive Auto Receivables Trust Series 2017-1	3.840%	3/15/23	13	13
[4]	Drive Auto Receivables Trust Series 2018-3	3.720%	9/16/24	22	22
[4]	Drive Auto Receivables Trust Series 2018-3	4.300%	9/16/24	260	267
[4]	Drive Auto Receivables Trust Series 2018-5	3.990%	1/15/25	402	409
[4]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	650	681
[4]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	180	186
[4]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	180	186
[4]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	147
[4,10]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	65	67
[4,10]	ELFI Graduate Loan Program LLC Series 2018-A	3.430%	8/25/42	103	107
[4,10]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	210	212
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	0.527%	12/25/24	11,482	206
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.652%	11/25/25	12,356	327
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	0.885%	12/25/25	5,946	219
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.169%	1/25/26	38,171	1,888
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.360%	3/25/26	2,904	170
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.181%	7/25/26	40,656	2,170
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	0.924%	8/25/26	3,945	174
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	0.671%	4/25/27	20,687	758
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.039%	10/25/30	18	1
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.883%	11/25/30	5	—
[4,5,7]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.402%	1/25/31	63,628	1,753
[4,10]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	499	493
[4,10]	Fontainebleau Miami Beach Trust Series 2019-FBLU	3.144%	12/10/36	615	647
[4,10]	Ford Credit Auto Owner Trust Series 2017-2	2.750%	3/15/29	250	258
[4,10]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	150	162
[4,10]	Ford Credit Auto Owner Trust Series 2018-2	3.470%	1/15/30	310	331
[4,10]	Ford Credit Auto Owner Trust Series 2018-2	3.610%	1/15/30	260	278
[4,10]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	128
[4]	Ford Credit Auto Owner Trust Series 2019-A	3.250%	9/15/25	340	357
[4,10]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	220	228
[4,10]	Ford Credit Auto Owner Trust Series 2020-1	2.290%	8/15/31	210	219
[4,10]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	104
[4]	Ford Credit Auto Owner Trust Series 2020-B	2.040%	12/15/26	300	311
8

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	236
[4,7,10]	FREMF Mortgage Trust Series 2015-K42	0.100%	12/25/24	1,063,118	3,077
[4]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	100	102
[4]	GM Financial Automobile Leasing Trust Series 2020-2	3.210%	12/20/24	140	146
[4,10]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	122
[4,10]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	582	622
[4,9,10]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.637%	8/25/60	102	102
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	350	365
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	30	31
[4]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	318	343
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.510%	9/10/47	170	177
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.531%	9/10/47	150	125
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	148	158
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.136%	2/10/48	29	31
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	203	218
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	113	121
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	118	124
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	60	63
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	167
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	60	64
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	346
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	659
[4,10]	Harley Marine Financing LLC Series 2018-1A	5.682%	5/15/43	173	160
[4,10]	Hertz Vehicle Financing II LP Series 2016-2A	2.950%	3/25/22	15	15
[4,10]	Hilton USA Trust Series 2016-HHV	3.719%	11/5/38	20	22
[4,10]	Houston Galleria Mall Trust Series 2015-HGLR	3.087%	3/5/37	250	253
[4,9,10]	Invitation Homes Trust Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.957%	12/17/36	340	340
[4,9,10]	Invitation Homes Trust Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.258%	12/17/36	130	130
[4,9,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.808%	3/17/37	251	251
[4,9,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.058%	3/17/37	100	100
9

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3	4.717%	2/15/46	55	55
[4,10]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5	5.424%	8/15/46	550	555
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	4.078%	1/15/46	230	239
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	10	11
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	247	267
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	52	55
[4,10]	JP Morgan Commercial Mortgage-Backed Securities Trust Series 2011-RR1	4.717%	3/16/46	4	4
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,205	1,254
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	30	32
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	10	11
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	149	161
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	328	348
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	350	378
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	261	278
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	100	109
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	70	77
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	60	65
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	30	32
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	65
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	57
[4,10]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	170	174
[4,10]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	120	123
[4,10]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	226	233
[4,10]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	100	107
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.081%	7/15/46	200	172
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	400	430
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	263	280
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.900%	4/15/47	150	156
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.343%	6/15/47	80	82
10

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	350	380
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	390	422
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	188	201
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	29	31
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	110	120
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	196	214
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	133	144
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.745%	5/15/49	160	167
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	370	408
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	90	98
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	55	60
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	522	575
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	110	116
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	50	54
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	200	212
[4,10]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	1,430	1,375
[4,10]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	146	150
[4,10]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	326	342
[4,10]	Navient Private Education Refi Loan Trust Series 2018-DA	4.000%	12/15/59	556	594
[4,9,10]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.159%	6/25/65	52	53
[4,9,10]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.859%	3/25/66	48	49
[4,10]	Navient Student Loan Trust Series 2018-EA	4.000%	12/15/59	924	953
[4,10]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	700	644
[4,9,10]	Pepper Residential Securities Trust, 1M USD LIBOR + 0.880%	0.986%	1/16/60	147	147
[4,9,10]	Pepper Residential Securities Trust No. 22, 1M USD LIBOR + 1.000%	1.111%	6/20/60	97	97
[4,9,10]	Pepper Residential Securities Trust No. 23, 1M USD LIBOR + 0.950%	1.058%	8/18/60	99	99
[4,10]	PFS Financing Corp. Series 2020-A	1.270%	6/15/25	160	162
[4,9,10]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.059%	11/25/65	71	71
[4,9,10]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	191	191
[4,9,10]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.956%	4/10/50	56	56
[4,9,10]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.906%	11/10/49	156	156
11

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Series 2018-1	2.960%	3/15/24	43	43
[4]	Santander Drive Auto Receivables Trust Series 2018-3	4.070%	8/15/24	960	990
[4]	Santander Drive Auto Receivables Trust Series 2018-4	3.980%	12/15/25	470	489
[4]	Santander Drive Auto Receivables Trust Series 2018-5	4.190%	12/16/24	540	557
[4]	Santander Drive Auto Receivables Trust Series 2020-2	2.220%	9/15/26	790	813
[4]	Santander Drive Auto Receivables Trust Series 2021-1	1.130%	11/16/26	140	139
[4,10]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	170	175
[4,10]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	815
[4,10]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	130	132
[4,10]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	189	195
[4,9,10]	SMB Private Education Loan Trust Series 2016-B, 1M USD LIBOR + 1.450%	1.556%	2/17/32	126	127
[4,9,10]	SMB Private Education Loan Trust Series 2016-C, 1M USD LIBOR + 1.100%	1.206%	9/15/34	51	51
[4,9,10]	SMB Private Education Loan Trust Series 2017-A, 1M USD LIBOR + 0.900%	1.006%	9/15/34	69	70
[4,10]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	166	173
[4,10]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	351	373
[4,10]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	463	484
[4,10]	SoFi Professional Loan Program LLC Series 2016-B	2.740%	10/25/32	93	94
[4,10]	SoFi Professional Loan Program LLC Series 2016-C	2.360%	12/27/32	133	135
[4,10]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	31	32
[4,9,10]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	1.059%	1/25/39	10	10
[4,10]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	4	4
[4,10]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	57	58
[4,10]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	80	81
[4,10]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	110	112
[4,10]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	74	76
[4,10]	SoFi Professional Loan Program Trust Series 2018-C	3.590%	1/25/48	145	151
[4,10]	SoFi Professional Loan Program Trust Series 2018-D	3.600%	2/25/48	163	169
[4]	Synchrony Credit Card Master Note Trust Series 2016-2	2.950%	5/15/24	140	140
[4]	Synchrony Credit Card Master Note Trust Series 2017-2	3.010%	10/15/25	230	238
12

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Taco Bell Funding LLC Series 2016-1A	4.377%	5/25/46	35	35
[4,10]	Tesla Auto Lease Trust Series 2018-B	4.360%	10/20/21	200	202
[4,10]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	100	101
[4,10]	Tidewater Auto Receivables Trust Series 2018-AA	3.840%	11/15/24	73	73
[4,10]	Tidewater Auto Receivables Trust Series 2018-AA	4.300%	11/15/24	100	102
[4,10]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	106
[4,10]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	820	831
[4,10]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	459
[4,10]	TRIP Rail Master Funding LLC Series 2017-1A	2.709%	8/15/47	12	12
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	112	124
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10
[4]	United States Small Business Administration Series 2019-25E	3.070%	5/1/44	689	724
[4]	Verizon Owner Trust Series 2020-B	0.830%	2/20/25	430	431
[4]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	3.539%	10/15/45	40	41
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	354	378
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.274%	7/15/46	450	465
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	190	205
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	330	347
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	601	657
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	320	353
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.542%	9/15/58	160	166
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	66	72
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	98
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	10	11
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	46
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	51
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	34
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	89
[4,10]	Wendy's Funding LLC Series 2018-1A	3.573%	3/15/48	97	98
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	100	107
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	20	22
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	10	11
13

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	361	390
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	224	242
[4]	World Omni Auto Receivables Trust Series 2018-A	2.890%	4/15/25	40	41
[4]	World Omni Auto Receivables Trust Series 2019-B	2.860%	6/16/25	110	115
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $63,873)					65,836
Corporate Bonds (33.9%)
Communications (3.9%)
	Activision Blizzard Inc.	2.500%	9/15/50	1,990	1,668
	Alphabet Inc.	2.250%	8/15/60	3,930	3,188
	AT&T Inc.	1.700%	3/25/26	12,500	12,494
	AT&T Inc.	1.650%	2/1/28	500	483
	AT&T Inc.	4.350%	3/1/29	4,733	5,340
[4]	AT&T Inc.	4.300%	2/15/30	1,685	1,894
	AT&T Inc.	4.500%	5/15/35	700	788
	AT&T Inc.	4.900%	8/15/37	500	587
	AT&T Inc.	3.650%	6/1/51	1,993	1,924
[4,10]	AT&T Inc.	3.500%	9/15/53	3,650	3,360
[4,10]	AT&T Inc.	3.550%	9/15/55	4,638	4,248
[4,10]	AT&T Inc.	3.800%	12/1/57	1,202	1,144
[4,10]	AT&T Inc.	3.650%	9/15/59	567	519
[4,10]	Cable One Inc.	4.000%	11/15/30	310	307
	Charter Communications Operating LLC	4.908%	7/23/25	589	668
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,473
	Charter Communications Operating LLC	3.700%	4/1/51	750	702
	Charter Communications Operating LLC	3.850%	4/1/61	3,000	2,753
	Comcast Corp.	3.375%	8/15/25	5,304	5,763
	Comcast Corp.	3.150%	3/1/26	452	489
	Comcast Corp.	2.350%	1/15/27	445	463
	Comcast Corp.	3.150%	2/15/28	468	503
	Comcast Corp.	4.150%	10/15/28	2,303	2,622
	Comcast Corp.	3.400%	4/1/30	229	247
	Comcast Corp.	3.250%	11/1/39	1,990	2,039
	Comcast Corp.	3.750%	4/1/40	3,970	4,323
	Comcast Corp.	4.650%	7/15/42	1,200	1,448
	Comcast Corp.	4.700%	10/15/48	168	208
	Comcast Corp.	3.450%	2/1/50	1,500	1,549
[4,10]	CSC Holdings LLC	5.375%	2/1/28	245	258
[4,10]	CSC Holdings LLC	5.750%	1/15/30	185	194
[4,10]	CSC Holdings LLC	4.625%	12/1/30	515	505
	Discovery Communications LLC	3.900%	11/15/24	35	38
	Discovery Communications LLC	4.900%	3/11/26	1,747	1,990
	Discovery Communications LLC	4.650%	5/15/50	765	844
[4,10]	Discovery Communications LLC	4.000%	9/15/55	2,000	1,959
	Electronic Arts Inc.	1.850%	2/15/31	2,680	2,523
	Electronic Arts Inc.	2.950%	2/15/51	2,600	2,403
[4,10]	Expedia Group Inc.	6.250%	5/1/25	36	42
[4,10]	Expedia Group Inc.	2.950%	3/15/31	2,000	1,971
	Fox Corp.	4.030%	1/25/24	2,550	2,767
	Fox Corp.	3.050%	4/7/25	180	192
	Fox Corp.	5.476%	1/25/39	2,020	2,497
14

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Frontier Communications Corp.	5.875%	10/15/27	95	100
[4,10]	Frontier Communications Corp.	5.000%	5/1/28	400	406
[4,10]	Frontier Communications Corp.	6.750%	5/1/29	130	137
	Lamar Media Corp.	3.750%	2/15/28	137	137
[4,10]	Level 3 Financing Inc.	4.625%	9/15/27	400	409
[4,10]	Level 3 Financing Inc.	4.250%	7/1/28	295	298
[4,10]	Level 3 Financing Inc.	3.625%	1/15/29	410	395
[4,10]	Netflix Inc.	3.625%	6/15/25	575	609
[4,10]	Nexstar Broadcasting Inc.	5.625%	7/15/27	75	79
[4,10]	Nexstar Broadcasting Inc.	4.750%	11/1/28	435	438
[4,10]	NTT Finance Corp.	2.065%	4/3/31	620	610
[4,10]	Playtika Holding Corp.	4.250%	3/15/29	435	427
[4,10]	QualityTech LP	3.875%	10/1/28	155	153
[4,10]	Scripps Escrow II Inc.	3.875%	1/15/29	185	182
[4,10]	Sirius XM Radio Inc.	4.625%	7/15/24	65	67
[4,10]	Sirius XM Radio Inc.	5.000%	8/1/27	70	73
[4,10]	Sky Ltd.	3.750%	9/16/24	200	220
	Sprint Corp.	7.125%	6/15/24	420	483
	Sprint Corp.	7.625%	3/1/26	65	80
[4,10]	TEGNA Inc.	4.750%	3/15/26	375	397
	TEGNA Inc.	4.625%	3/15/28	500	508
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	3,348
	Telefonica Emisiones SA	4.665%	3/6/38	400	450
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	2,335
	Time Warner Cable LLC	4.500%	9/15/42	1,200	1,281
	T-Mobile USA Inc.	4.500%	2/1/26	175	179
[4,10]	T-Mobile USA Inc.	1.500%	2/15/26	3,430	3,392
[4,10]	T-Mobile USA Inc.	3.750%	4/15/27	2,013	2,200
	T-Mobile USA Inc.	2.625%	2/15/29	505	489
[4,10]	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,328
	T-Mobile USA Inc.	2.875%	2/15/31	95	92
[4,10]	T-Mobile USA Inc.	3.000%	2/15/41	3,590	3,337
[4,10]	T-Mobile USA Inc.	3.600%	11/15/60	5,000	4,811
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	457
[4,10]	Twitter Inc.	3.875%	12/15/27	445	465
[4,10]	Urban One Inc.	7.375%	2/1/28	185	190
	Verizon Communications Inc.	0.750%	3/22/24	4,345	4,338
	Verizon Communications Inc.	3.376%	2/15/25	2,000	2,167
[4,11]	Verizon Communications Inc.	4.050%	2/17/25	1,250	1,050
	Verizon Communications Inc.	0.850%	11/20/25	2,135	2,084
	Verizon Communications Inc.	4.125%	3/16/27	458	518
	Verizon Communications Inc.	3.000%	3/22/27	2,675	2,856
[4,11]	Verizon Communications Inc.	4.500%	8/17/27	500	432
	Verizon Communications Inc.	2.100%	3/22/28	3,130	3,146
	Verizon Communications Inc.	4.329%	9/21/28	200	229
	Verizon Communications Inc.	4.016%	12/3/29	2,000	2,232
	Verizon Communications Inc.	2.550%	3/21/31	1,895	1,892
[12]	Verizon Communications Inc.	2.500%	4/8/31	2,000	2,868
	Verizon Communications Inc.	2.650%	11/20/40	850	776
	Verizon Communications Inc.	3.850%	11/1/42	600	645
	Verizon Communications Inc.	4.000%	3/22/50	2,900	3,110
	Verizon Communications Inc.	3.550%	3/22/51	6,394	6,353
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,566
	Verizon Communications Inc.	3.700%	3/22/61	2,065	2,029
	ViacomCBS Inc.	4.750%	5/15/25	2,510	2,837
15

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ViacomCBS Inc.	4.200%	6/1/29	943	1,046
	ViacomCBS Inc.	4.375%	3/15/43	1,600	1,729
	ViacomCBS Inc.	4.950%	5/19/50	1,500	1,759
[4,10]	Vmed O2 UK Financing I plc	4.250%	1/31/31	180	175
	Vodafone Group plc	4.375%	5/30/28	327	376
	Vodafone Group plc	5.250%	5/30/48	1,500	1,875
	Vodafone Group plc	4.875%	6/19/49	2,000	2,386
	Walt Disney Co.	1.750%	8/30/24	1,447	1,494
	Walt Disney Co.	3.350%	3/24/25	170	184
	Walt Disney Co.	1.750%	1/13/26	439	449
	Walt Disney Co.	3.375%	11/15/26	375	411
	Walt Disney Co.	3.700%	3/23/27	1,630	1,812
	Walt Disney Co.	2.000%	9/1/29	273	267
	Walt Disney Co.	3.500%	5/13/40	1,200	1,267
	Walt Disney Co.	4.700%	3/23/50	1,000	1,254
	Walt Disney Co.	3.600%	1/13/51	825	878
[4,13]	WPP Finance SA	2.375%	5/19/27	1,800	2,356
[4,12]	WPP Finance SA	3.750%	5/19/32	450	686
[4,10]	Zayo Group Holdings Inc.	4.000%	3/1/27	410	402
[4,10]	Zayo Group Holdings Inc.	6.125%	3/1/28	210	215
					174,088
Consumer Discretionary (2.7%)
[4,10]	1011778 BC ULC	4.375%	1/15/28	265	266
[4,10]	1011778 BC ULC	3.500%	2/15/29	125	121
[4,10]	1011778 BC ULC	4.000%	10/15/30	606	585
	Amazon.com Inc.	1.200%	6/3/27	248	242
	Amazon.com Inc.	3.150%	8/22/27	892	975
[4]	American Honda Finance Corp.	0.650%	9/8/23	5,168	5,174
[4]	American Honda Finance Corp.	2.150%	9/10/24	372	387
	Asbury Automotive Group Inc.	4.500%	3/1/28	737	750
	Asbury Automotive Group Inc.	4.750%	3/1/30	605	623
	AutoZone Inc.	3.625%	4/15/25	1,278	1,393
	AutoZone Inc.	4.000%	4/15/30	1,380	1,524
	AutoZone Inc.	1.650%	1/15/31	2,421	2,218
	Block Financial LLC	3.875%	8/15/30	1,200	1,235
	BorgWarner Inc.	2.650%	7/1/27	207	215
[4,10]	Boyd Gaming Corp.	8.625%	6/1/25	390	434
[4,10]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	1,215	1,288
[4,10]	Caesars Entertainment Inc.	8.125%	7/1/27	364	400
[4,10]	Caesars Resort Collection LLC	5.750%	7/1/25	19	20
	California Institute of Technology	3.650%	9/1/19	1,500	1,514
[4,10]	Carnival Corp.	11.500%	4/1/23	157	179
[4,10]	Carnival Corp.	7.625%	3/1/26	125	134
[4,10]	Carnival Corp.	5.750%	3/1/27	315	322
[4,10]	Cedar Fair LP	5.500%	5/1/25	750	787
[4,10]	Churchill Downs Inc.	5.500%	4/1/27	1,530	1,591
[4,10]	Churchill Downs Inc.	4.750%	1/15/28	298	307
[4,10]	Clarios Global LP	6.750%	5/15/25	50	53
[4,10]	Clarios Global LP	8.500%	5/15/27	640	689
[4,10]	Daimler Finance North America LLC	0.750%	3/1/24	7,570	7,531
	Ford Motor Co.	8.500%	4/21/23	55	61
	Ford Motor Credit Co. LLC	3.087%	1/9/23	320	325
	Ford Motor Credit Co. LLC	5.125%	6/16/25	155	167
	Ford Motor Credit Co. LLC	4.134%	8/4/25	65	68
	Ford Motor Credit Co. LLC	3.375%	11/13/25	690	701
16

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	4.125%	8/17/27	290	297
	Ford Motor Credit Co. LLC	3.815%	11/2/27	55	56
	Ford Motor Credit Co. LLC	2.900%	2/16/28	375	360
	General Motors Co.	4.875%	10/2/23	6,000	6,566
	General Motors Co.	5.400%	10/2/23	1,000	1,105
	General Motors Co.	6.125%	10/1/25	1,000	1,175
	General Motors Co.	5.200%	4/1/45	1,600	1,838
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	519
	General Motors Financial Co. Inc.	5.200%	3/20/23	4,000	4,339
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,333
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	164
	General Motors Financial Co. Inc.	4.350%	4/9/25	263	288
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,841
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,944
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	110	123
[4,10]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,020	1,074
[4,10]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	290
[4,10]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/32	105	102
	Home Depot Inc.	2.800%	9/14/27	225	241
	Home Depot Inc.	3.900%	12/6/28	217	248
	Home Depot Inc.	2.950%	6/15/29	2,763	2,920
	Home Depot Inc.	1.375%	3/15/31	1,500	1,387
	Home Depot Inc.	4.250%	4/1/46	720	839
	Home Depot Inc.	4.500%	12/6/48	500	608
	Home Depot Inc.	3.125%	12/15/49	750	736
[4,10]	International Game Technology plc	4.125%	4/15/26	110	114
[4,10]	International Game Technology plc	6.250%	1/15/27	25	28
[4,10]	International Game Technology plc	5.250%	1/15/29	120	125
[4,10]	Ken Garff Automotive LLC	4.875%	9/15/28	105	105
[4,10]	L Brands Inc.	6.875%	7/1/25	270	299
	Lennar Corp.	5.250%	6/1/26	100	115
	Lennar Corp.	4.750%	11/29/27	5	6
[4,10]	Lithia Motors Inc.	4.625%	12/15/27	285	296
[4,10]	Lithia Motors Inc.	4.375%	1/15/31	425	440
[4,10]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	21
[4,10]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	991
[4,10]	Live Nation Entertainment Inc.	4.750%	10/15/27	660	665
[4,10]	Live Nation Entertainment Inc.	3.750%	1/15/28	110	108
	Lowe's Cos. Inc.	3.100%	5/3/27	1,180	1,267
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	995
	Lowe's Cos. Inc.	4.050%	5/3/47	250	273
	Magna International Inc.	2.450%	6/15/30	200	200
[4]	Marriott International Inc.	4.625%	6/15/30	380	424
[4,10]	Mattel Inc.	3.375%	4/1/26	95	97
[4,10]	Mattel Inc.	3.750%	4/1/29	125	126
[4]	McDonald's Corp.	2.625%	9/1/29	1,311	1,338
[4]	McDonald's Corp.	3.625%	9/1/49	1,100	1,147
[4]	McDonald's Corp.	4.200%	4/1/50	1,695	1,926
[6,10]	Meritage Homes Corp.	3.875%	4/15/29	710	710
[4,10]	NCL Corp. Ltd.	5.875%	3/15/26	565	571
[4,10]	Nissan Motor Acceptance Corp.	1.050%	3/8/24	3,000	3,000
[4,10]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	7,433
[4,13]	Nissan Motor Co. Ltd.	2.652%	3/17/26	1,200	1,524
[4,10]	Nissan Motor Co. Ltd.	4.345%	9/17/27	3,750	4,072
[4,13]	Nissan Motor Co. Ltd.	3.201%	9/17/28	800	1,046
17

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	Park River Holdings Inc.	5.625%	2/1/29	295	286
[4,10]	PetSmart Inc.	4.750%	2/15/28	220	225
[4,10]	PetSmart Inc.	7.750%	2/15/29	150	161
	PulteGroup Inc.	5.500%	3/1/26	280	326
	PulteGroup Inc.	5.000%	1/15/27	100	115
[4,10]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	34
[4,10]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	25	27
[4,10]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	60	70
[4,10]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	305	307
[4,10]	Sabre GLBL Inc.	9.250%	4/15/25	205	244
[4,10]	Sabre GLBL Inc.	7.375%	9/1/25	144	157
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	291
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	1,129
	Starbucks Corp.	3.500%	3/1/28	335	362
	Starbucks Corp.	3.500%	11/15/50	600	601
	TJX Cos. Inc.	3.500%	4/15/25	200	218
[4]	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,196
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	309
	Tri Pointe Homes Inc.	5.700%	6/15/28	205	226
[4,10]	Vail Resorts Inc.	6.250%	5/15/25	1,091	1,163
[4,13]	Volkswagen Financial Services AG	2.250%	10/16/26	3,100	3,995
[4,10]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	3,000	3,079
[4,10]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,130
[4,10]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	2,000	2,100
[4,10]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	5,000	4,866
[4,10]	William Carter Co.	5.500%	5/15/25	230	244
[4,10]	Williams Scotsman International Inc.	4.625%	8/15/28	129	131
[4,10]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	1,102	1,112
[4,10]	Yum! Brands Inc.	7.750%	4/1/25	110	120
					123,358
Consumer Staples (2.3%)
[4,10]	7-Eleven Inc.	0.950%	2/10/26	2,665	2,595
[4,10]	7-Eleven Inc.	1.300%	2/10/28	2,650	2,533
[4,10]	7-Eleven Inc.	1.800%	2/10/31	1,500	1,397
[4,10]	7-Eleven Inc.	2.800%	2/10/51	1,500	1,344
[4,10]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	221	240
	Altria Group Inc.	2.350%	5/6/25	1,000	1,036
	Altria Group Inc.	4.400%	2/14/26	2,570	2,889
	Altria Group Inc.	5.800%	2/14/39	2,000	2,439
	Altria Group Inc.	3.400%	2/4/41	6,000	5,556
	Altria Group Inc.	5.375%	1/31/44	325	380
	Altria Group Inc.	5.950%	2/14/49	135	168
	Altria Group Inc.	4.450%	5/6/50	300	309
[4]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	331	363
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	8,090	9,469
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	250	274
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	290	322
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	348	387
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	936
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,127
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,342
18

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,400	2,474
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	545	624
	BAT Capital Corp.	3.215%	9/6/26	200	211
	BAT Capital Corp.	4.390%	8/15/37	3,050	3,206
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,555
	BAT Capital Corp.	3.984%	9/25/50	975	914
	Coca-Cola Co.	3.000%	3/5/51	1,750	1,699
	Constellation Brands Inc.	3.200%	2/15/23	550	575
	Constellation Brands Inc.	3.750%	5/1/50	1,200	1,243
	Costco Wholesale Corp.	1.375%	6/20/27	3,300	3,278
	Dollar General Corp.	4.125%	5/1/28	250	279
	General Mills Inc.	2.600%	10/12/22	5,000	5,159
	General Mills Inc.	2.875%	4/15/30	205	211
[4,10]	General Mills Inc.	3.000%	2/1/51	1,042	974
	Hormel Foods Corp.	1.800%	6/11/30	290	278
	J M Smucker Co.	3.375%	12/15/27	273	296
	J M Smucker Co.	3.550%	3/15/50	1,200	1,214
	Kellogg Co.	4.500%	4/1/46	530	611
	Keurig Dr Pepper Inc.	3.350%	3/15/51	4,000	3,977
	Kimberly-Clark Corp.	1.050%	9/15/27	1,700	1,645
	Kimberly-Clark Corp.	3.100%	3/26/30	2,279	2,454
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,145	1,247
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,075	1,180
	Kraft Heinz Foods Co.	4.375%	6/1/46	155	162
	Kroger Co.	2.200%	5/1/30	1,000	978
	Kroger Co.	3.875%	10/15/46	3,125	3,235
[4,10]	Lamb Weston Holdings Inc.	4.625%	11/1/24	60	62
[4,10]	Lamb Weston Holdings Inc.	4.875%	11/1/26	160	166
[4,10]	Lamb Weston Holdings Inc.	4.875%	5/15/28	450	484
	Mondelez International Inc.	0.625%	7/1/22	5,000	5,014
	Mondelez International Inc.	2.750%	4/13/30	2,807	2,864
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,372
[13]	Mondelez International Inc.	1.375%	3/17/41	1,200	1,377
[4,10]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,396
	PepsiCo Inc.	4.450%	4/14/46	1,000	1,201
	PepsiCo Inc.	3.450%	10/6/46	1,000	1,058
	Philip Morris International Inc.	2.100%	5/1/30	200	193
	Philip Morris International Inc.	4.250%	11/10/44	2,050	2,279
[4,10]	Post Holdings Inc.	5.750%	3/1/27	70	73
[4,10]	Post Holdings Inc.	4.500%	9/15/31	510	502
	Procter & Gamble Co.	2.800%	3/25/27	130	139
[4,10]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	230	246
	Reynolds American Inc.	4.450%	6/12/25	599	665
	Sysco Corp.	5.650%	4/1/25	1,000	1,161
[4,10]	Triton Water Holdings Inc.	6.250%	4/1/29	100	102
	Tyson Foods Inc.	4.000%	3/1/26	348	385
	Tyson Foods Inc.	4.350%	3/1/29	259	295
	Tyson Foods Inc.	4.550%	6/2/47	2,000	2,325
	Tyson Foods Inc.	5.100%	9/28/48	910	1,143
	Unilever Capital Corp.	2.600%	5/5/24	400	423
	Unilever Capital Corp.	2.125%	9/6/29	294	292
[4,10]	United Natural Foods Inc.	6.750%	10/15/28	325	347
	Walmart Inc.	3.700%	6/26/28	331	372
					102,721
19

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (2.9%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	248	265
[4]	BP Capital Markets America Inc.	3.216%	11/28/23	5,670	6,041
	BP Capital Markets America Inc.	3.194%	4/6/25	248	267
	BP Capital Markets America Inc.	3.796%	9/21/25	347	383
	BP Capital Markets America Inc.	3.410%	2/11/26	444	482
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	679	730
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	248	265
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	3,283
	BP Capital Markets America Inc.	4.234%	11/6/28	925	1,047
	BP Capital Markets plc	3.279%	9/19/27	1,024	1,104
[4,10]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,751
	Canadian Natural Resources Ltd.	2.950%	1/15/23	600	622
	Canadian Natural Resources Ltd.	3.800%	4/15/24	520	557
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,170	1,489
	Cenovus Energy Inc.	3.000%	8/15/22	145	148
	Cenovus Energy Inc.	5.375%	7/15/25	2,829	3,183
	Cenovus Energy Inc.	4.250%	4/15/27	1,490	1,613
	Cenovus Energy Inc.	5.250%	6/15/37	425	458
	Cenovus Energy Inc.	5.400%	6/15/47	255	284
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	3,214	3,660
[4,10]	Cheniere Energy Inc.	4.625%	10/15/28	305	316
[4,10]	Cheniere Energy Partners LP	4.000%	3/1/31	450	458
	Chevron Corp.	2.954%	5/16/26	195	209
	Chevron Corp.	2.978%	5/11/40	500	494
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,077
	Chevron USA Inc.	2.343%	8/12/50	500	418
	Cimarex Energy Co.	3.900%	5/15/27	655	711
	Cimarex Energy Co.	4.375%	3/15/29	440	486
[4,10]	CNX Resources Corp.	6.000%	1/15/29	515	533
[4,10]	ConocoPhillips	3.750%	10/1/27	890	982
[4,10]	ConocoPhillips	2.400%	2/15/31	350	344
[4,10]	ConocoPhillips	4.875%	10/1/47	440	531
	ConocoPhillips Co.	4.950%	3/15/26	1,197	1,385
	ConocoPhillips Co.	4.300%	11/15/44	265	303
[4,10]	Crestwood Midstream Partners LP	6.000%	2/1/29	95	94
	DCP Midstream Operating LP	5.625%	7/15/27	59	64
	Devon Energy Corp.	5.850%	12/15/25	300	350
	Devon Energy Corp.	5.600%	7/15/41	200	231
	Diamondback Energy Inc.	4.750%	5/31/25	250	279
	Diamondback Energy Inc.	3.250%	12/1/26	2,217	2,333
	Diamondback Energy Inc.	4.400%	3/24/51	1,740	1,773
[4,10]	Double Eagle III Midco 1 LLC	7.750%	12/15/25	782	833
	Enable Midstream Partners LP	3.900%	5/15/24	280	298
	Enable Midstream Partners LP	4.950%	5/15/28	1,778	1,963
	Enbridge Energy Partners LP	5.500%	9/15/40	125	147
	Enbridge Inc.	3.700%	7/15/27	1,200	1,305
	Enbridge Inc.	3.125%	11/15/29	450	467
[4,10]	Endeavor Energy Resources LP	6.625%	7/15/25	45	48
[4,10]	Endeavor Energy Resources LP	5.750%	1/30/28	105	111
	Energy Transfer Operating LP	3.750%	5/15/30	1,770	1,823
	Energy Transfer Operating LP	6.050%	6/1/41	700	787
	Energy Transfer Operating LP	6.500%	2/1/42	1,400	1,669
	Energy Transfer Operating LP	6.250%	4/15/49	400	471
[4,10]	EnLink Midstream LLC	5.625%	1/15/28	100	97
20

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	5.950%	2/1/41	300	386
	Enterprise Products Operating LLC	4.850%	3/15/44	900	1,032
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	2,357
	Enterprise Products Operating LLC	4.900%	5/15/46	860	994
	EOG Resources Inc.	3.900%	4/1/35	200	215
[4,10]	EQM Midstream Partners LP	6.500%	7/1/27	155	168
[4,10]	EQM Midstream Partners LP	4.500%	1/15/29	155	150
	EQT Corp.	3.000%	10/1/22	20	20
	EQT Corp.	3.900%	10/1/27	305	311
	EQT Corp.	5.000%	1/15/29	330	353
	Exxon Mobil Corp.	2.610%	10/15/30	1,731	1,760
[13]	Exxon Mobil Corp.	1.408%	6/26/39	1,800	2,081
	Exxon Mobil Corp.	4.227%	3/19/40	1,235	1,383
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,098
	Exxon Mobil Corp.	3.452%	4/15/51	655	658
[4,13]	Gazprom PJSC	3.125%	11/17/23	300	370
[13]	Gazprom PJSC	2.949%	1/24/24	1,800	2,204
[13]	Gazprom PJSC	2.250%	11/22/24	500	605
[4]	Gazprom PJSC	5.150%	2/11/26	2,679	2,936
[4,10]	Hilcorp Energy I LP	5.750%	2/1/29	80	81
[4,10]	Hilcorp Energy I LP	6.000%	2/1/31	95	96
[4]	KazTransGas JSC	4.375%	9/26/27	735	818
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	546
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	611	746
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	300	349
	Kinder Morgan Inc.	5.300%	12/1/34	2,280	2,683
	Kinder Morgan Inc.	5.550%	6/1/45	500	597
	Marathon Petroleum Corp.	4.750%	12/15/23	1,222	1,343
	Marathon Petroleum Corp.	4.700%	5/1/25	2,732	3,070
	Marathon Petroleum Corp.	5.125%	12/15/26	290	338
	Marathon Petroleum Corp.	6.500%	3/1/41	500	664
	Marathon Petroleum Corp.	4.750%	9/15/44	500	557
	Marathon Petroleum Corp.	4.500%	4/1/48	200	210
	Marathon Petroleum Corp.	5.000%	9/15/54	845	897
[4,10]	MEG Energy Corp.	6.500%	1/15/25	504	520
[4,10]	MEG Energy Corp.	5.875%	2/1/29	60	60
	MPLX LP	1.750%	3/1/26	2,850	2,843
	MPLX LP	4.500%	4/15/38	1,800	1,964
	NuStar Logistics LP	5.750%	10/1/25	55	59
	NuStar Logistics LP	6.375%	10/1/30	230	248
	Occidental Petroleum Corp.	3.500%	6/15/25	150	149
	Occidental Petroleum Corp.	5.550%	3/15/26	200	211
	Occidental Petroleum Corp.	3.400%	4/15/26	75	73
	Occidental Petroleum Corp.	3.200%	8/15/26	855	819
	Occidental Petroleum Corp.	3.000%	2/15/27	170	160
	Occidental Petroleum Corp.	4.400%	8/15/49	305	254
	ONEOK Inc.	5.850%	1/15/26	1,000	1,171
	ONEOK Inc.	3.400%	9/1/29	500	512
	ONEOK Inc.	4.950%	7/13/47	500	521
	ONEOK Inc.	5.200%	7/15/48	435	476
[4,6,10]	Parkland Corp.	4.500%	10/1/29	300	301
[4]	Petronas Capital Ltd.	3.500%	4/21/30	400	428
	Phillips 66	3.700%	4/6/23	450	477
	Phillips 66	3.850%	4/9/25	202	221
	Phillips 66	4.650%	11/15/34	1,035	1,182
21

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Partners LP	3.605%	2/15/25	305	327
	Phillips 66 Partners LP	3.750%	3/1/28	885	946
	Phillips 66 Partners LP	3.150%	12/15/29	110	111
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,400	2,222
	Pioneer Natural Resources Co.	2.150%	1/15/31	3,130	2,952
	Plains All American Pipeline LP	4.500%	12/15/26	1,310	1,435
	Plains All American Pipeline LP	4.900%	2/15/45	410	402
[4,10]	Range Resources Corp.	8.250%	1/15/29	450	481
[4,10]	Rattler Midstream LP	5.625%	7/15/25	60	63
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	652
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,957
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	3,253
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	475	474
	Shell International Finance BV	2.375%	11/7/29	1,245	1,254
	Shell International Finance BV	4.550%	8/12/43	500	588
	Shell International Finance BV	4.375%	5/11/45	500	585
	Shell International Finance BV	3.750%	9/12/46	500	534
	Shell International Finance BV	3.125%	11/7/49	1,300	1,248
	Spectra Energy Partners LP	4.500%	3/15/45	300	319
	Suncor Energy Inc.	3.100%	5/15/25	1,485	1,584
	Suncor Energy Inc.	6.500%	6/15/38	855	1,166
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,387
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	2,327
[4,10]	Tallgrass Energy Partners LP	7.500%	10/1/25	20	21
[4,10]	Tallgrass Energy Partners LP	6.000%	12/31/30	90	89
	Targa Resources Partners LP	6.500%	7/15/27	120	130
[4,10]	Targa Resources Partners LP	4.000%	1/15/32	120	113
	Total Capital International SA	2.829%	1/10/30	200	207
	TransCanada PipeLines Ltd.	4.875%	1/15/26	244	279
	TransCanada PipeLines Ltd.	4.250%	5/15/28	155	174
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,300
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	1,163
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,195
	TransCanada PipeLines Ltd.	4.875%	5/15/48	600	702
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	83
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	820
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	455
	Valero Energy Corp.	4.350%	6/1/28	300	330
	Valero Energy Corp.	4.900%	3/15/45	100	112
[6,10]	Vine Energy Holdings LLC	6.750%	4/15/29	405	405
	Western Midstream Operating LP	5.300%	2/1/30	160	173
	Williams Cos. Inc.	6.300%	4/15/40	200	257
	Williams Cos. Inc.	5.100%	9/15/45	535	614
	Williams Cos. Inc.	4.850%	3/1/48	430	480
	WPX Energy Inc.	5.250%	10/15/27	655	698
	WPX Energy Inc.	5.875%	6/15/28	307	338
	WPX Energy Inc.	4.500%	1/15/30	1,038	1,116
					133,268
Financials (9.4%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,525	4,858
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,050	2,227
	Affiliated Managers Group Inc.	3.300%	6/15/30	2,307	2,395
	Aflac Inc.	1.125%	3/15/26	910	903
	Aflac Inc.	4.750%	1/15/49	1,250	1,536
[4]	Air Lease Corp.	2.875%	1/15/26	1,600	1,660
22

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Air Lease Corp.	3.750%	6/1/26	1,269	1,352
	Air Lease Corp.	3.125%	12/1/30	2,000	1,989
[4,10]	Alliant Holdings Intermediate LLC	4.250%	10/15/27	75	75
[4,10]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	620	663
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,566
	American Express Co.	3.400%	2/22/24	331	356
	American Express Co.	2.500%	7/30/24	401	423
	American Express Co.	3.000%	10/30/24	5,726	6,133
	American International Group Inc.	2.500%	6/30/25	245	255
	American International Group Inc.	4.500%	7/16/44	1,367	1,556
	American International Group Inc.	4.800%	7/10/45	715	851
	American International Group Inc.	4.375%	6/30/50	1,716	1,967
	Ameriprise Financial Inc.	3.700%	10/15/24	207	227
	Ameriprise Financial Inc.	3.000%	4/2/25	694	738
	Aon Corp.	2.800%	5/15/30	200	204
	Aon plc	4.600%	6/14/44	478	565
	Aon plc	4.750%	5/15/45	505	611
[4,10]	Athene Global Funding	0.950%	1/8/24	3,250	3,251
[4,13]	Athene Global Funding	1.125%	9/2/25	3,030	3,679
[4,13]	Athene Global Funding	0.625%	1/12/28	2,700	3,118
[4,10]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	5,200	5,361
[4,10]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	2,000	1,905
[4,10]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	2,175	2,276
	Banco Santander SA	2.746%	5/28/25	200	209
	Banco Santander SA	3.490%	5/28/30	200	210
	Banco Santander SA	2.749%	12/3/30	2,130	2,024
[4]	Bank of America Corp.	2.816%	7/21/23	4,002	4,122
[4]	Bank of America Corp.	3.864%	7/23/24	2,610	2,786
[4]	Bank of America Corp.	0.810%	10/24/24	5,000	4,998
[4]	Bank of America Corp.	4.000%	1/22/25	1,000	1,095
[4]	Bank of America Corp.	0.981%	9/25/25	4,000	3,977
[4]	Bank of America Corp.	3.093%	10/1/25	479	510
[4]	Bank of America Corp.	3.366%	1/23/26	4,099	4,404
[4]	Bank of America Corp.	2.015%	2/13/26	356	364
[4]	Bank of America Corp.	1.319%	6/19/26	1,755	1,749
[4]	Bank of America Corp.	3.559%	4/23/27	242	263
[4]	Bank of America Corp.	3.824%	1/20/28	433	475
[4]	Bank of America Corp.	3.705%	4/24/28	244	267
[4]	Bank of America Corp.	3.419%	12/20/28	520	557
[4]	Bank of America Corp.	3.970%	3/5/29	1,635	1,796
[4]	Bank of America Corp.	4.271%	7/23/29	201	226
[4]	Bank of America Corp.	3.194%	7/23/30	1,050	1,101
[4]	Bank of America Corp.	1.898%	7/23/31	1,550	1,452
[4]	Bank of America Corp.	2.676%	6/19/41	1,700	1,590
[4]	Bank of America Corp.	4.875%	4/1/44	1,000	1,213
[4]	Bank of America Corp.	4.443%	1/20/48	1,000	1,168
[4]	Bank of America Corp.	4.083%	3/20/51	2,000	2,224
[4]	Bank of America Corp.	2.831%	10/24/51	1,000	922
[4]	Bank of Montreal	3.300%	2/5/24	431	462
	Bank of New York Mellon Corp.	3.400%	5/15/24	200	216
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	200	211
	Bank of Nova Scotia	2.200%	2/3/25	278	289
	Bank of Nova Scotia	2.700%	8/3/26	269	284
[4,10]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	200	209
23

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.684%	1/10/23	5,000	5,117
	Barclays plc	4.375%	9/11/24	510	554
	Barclays plc	1.007%	12/10/24	3,820	3,811
[4]	Barclays plc	3.932%	5/7/25	1,200	1,292
[4]	Barclays plc	2.852%	5/7/26	414	431
	Barclays plc	5.200%	5/12/26	2,000	2,260
	Barclays plc	4.337%	1/10/28	2,844	3,142
	Barclays plc	3.564%	9/23/35	1,000	998
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	484
[13]	Berkshire Hathaway Inc.	0.500%	1/15/41	846	877
	BlackRock Inc.	3.200%	3/15/27	200	219
	BlackRock Inc.	1.900%	1/28/31	1,500	1,448
[4,13]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	3,200	3,784
[4,13]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,500	1,815
[4,10]	BNP Paribas SA	2.219%	6/9/26	1,360	1,391
[4,10]	BNP Paribas SA	1.323%	1/13/27	2,770	2,710
[4,10]	BPCE SA	3.250%	1/11/28	200	211
	Brookfield Asset Management Inc.	4.000%	1/15/25	200	219
	Brookfield Finance Inc.	3.900%	1/25/28	200	219
[4]	Capital One Bank USA NA	2.280%	1/28/26	1,853	1,896
	Cboe Global Markets Inc.	1.625%	12/15/30	3,740	3,477
	Charles Schwab Corp.	0.750%	3/18/24	2,200	2,211
	Charles Schwab Corp.	3.850%	5/21/25	422	465
	Charles Schwab Corp.	3.200%	1/25/28	206	223
	Charles Schwab Corp.	3.250%	5/22/29	220	236
	Chubb INA Holdings Inc.	3.350%	5/15/24	270	291
	Chubb INA Holdings Inc.	3.350%	5/3/26	329	358
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,040	950
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	2,016
[4]	Citigroup Inc.	3.106%	4/8/26	210	224
	Citigroup Inc.	3.400%	5/1/26	331	359
	Citigroup Inc.	3.200%	10/21/26	1,524	1,635
	Citigroup Inc.	4.450%	9/29/27	1,907	2,144
[4]	Citigroup Inc.	3.887%	1/10/28	200	220
[4]	Citigroup Inc.	3.668%	7/24/28	1,198	1,311
[4]	Citigroup Inc.	3.520%	10/27/28	200	216
[4]	Citigroup Inc.	3.980%	3/20/30	207	228
[4]	Citigroup Inc.	4.412%	3/31/31	248	281
[4]	Citigroup Inc.	2.572%	6/3/31	650	648
[4]	Citigroup Inc.	3.878%	1/24/39	1,500	1,624
	Citigroup Inc.	4.650%	7/23/48	1,000	1,227
	Cooperatieve Rabobank UA	4.625%	12/1/23	1,500	1,642
[4,10]	Cooperatieve Rabobank UA	2.625%	7/22/24	200	211
[4]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,800	2,890
[4]	Credit Suisse AG	3.625%	9/9/24	556	601
[4,10]	Danske Bank A/S	1.171%	12/8/23	4,000	4,017
[4,13]	Danske Bank A/S	1.000%	5/15/31	2,200	2,568
[4]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,385
	Deutsche Bank AG	2.129%	11/24/26	1,870	1,868
[4]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,118	8,450
[4]	Discover Bank	4.250%	3/13/26	3,700	4,139
[4,13]	DVB Bank SE	1.250%	6/16/23	900	1,081
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,809
24

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	5.000%	4/20/48	500	605
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,464
[4,13]	Fastighets AB Balder	1.250%	1/28/28	1,947	2,303
[4]	Fifth Third Bank NA	2.250%	2/1/27	200	207
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,190
[4,10]	GE Capital Funding LLC	3.450%	5/15/25	1,250	1,352
[4,10]	GE Capital Funding LLC	4.400%	5/15/30	1,000	1,132
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	10,015	10,308
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	387
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,859	2,025
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	271
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	227
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,398
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	219
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,865	3,834
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	375
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,952
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	210
	Goldman Sachs Group Inc.	1.992%	1/27/32	4,000	3,785
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	958	1,116
[4,13]	Hamburg Commercial Bank AG	0.500%	5/23/22	1,000	1,179
	Healthcare Realty Trust Inc.	3.875%	5/1/25	775	840
[13]	Helvetia Europe SA	2.750%	9/30/41	1,900	2,405
[4]	HSBC Holdings plc	2.633%	11/7/25	1,670	1,743
	HSBC Holdings plc	4.300%	3/8/26	215	240
[4]	HSBC Holdings plc	1.645%	4/18/26	1,905	1,898
	HSBC Holdings plc	3.900%	5/25/26	257	283
[4]	HSBC Holdings plc	2.099%	6/4/26	4,449	4,528
[4]	HSBC Holdings plc	4.292%	9/12/26	200	221
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,853
[12]	HSBC Holdings plc	1.750%	7/24/27	3,900	5,422
[4]	HSBC Holdings plc	4.041%	3/13/28	652	713
[4]	HSBC Holdings plc	2.013%	9/22/28	2,000	1,970
[4]	HSBC Holdings plc	4.583%	6/19/29	348	390
[4]	HSBC Holdings plc	3.973%	5/22/30	248	268
[4]	HSBC Holdings plc	2.357%	8/18/31	1,000	957
	ING Groep NV	3.950%	3/29/27	214	238
	ING Groep NV	4.050%	4/9/29	236	262
	Intercontinental Exchange Inc.	0.700%	6/15/23	2,120	2,122
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,730	1,599
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,470	1,303
[4,10]	Intesa Sanpaolo SpA	3.250%	9/23/24	500	533
[4,10]	Intesa Sanpaolo SpA	4.000%	9/23/29	200	214
	Invesco Finance plc	4.000%	1/30/24	200	218
	Invesco Finance plc	5.375%	11/30/43	590	729
[13]	JAB Holdings BV	3.375%	4/17/35	700	1,019
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,808
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	284	303
	JPMorgan Chase & Co.	3.900%	7/15/25	256	282
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	2,169
	JPMorgan Chase & Co.	3.200%	6/15/26	303	326
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	207	228
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	3,807	4,150
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	473	509
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	384	428
25

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	200	229
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	229	232
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	2,750	3,040
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	2,399
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	660	727
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	3,526
[4]	KeyBank NA	3.300%	6/1/25	200	218
[4,10]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	255	256
[4,10]	Ladder Capital Finance Holdings LLLP	4.250%	2/1/27	320	315
	Lazard Group LLC	4.500%	9/19/28	262	296
	Lloyds Banking Group plc	0.695%	5/11/24	9,840	9,824
	Lloyds Banking Group plc	4.450%	5/8/25	240	268
[4]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,734
	Lloyds Banking Group plc	3.750%	1/11/27	576	631
	Lloyds Banking Group plc	4.375%	3/22/28	248	279
	Lloyds Banking Group plc	4.550%	8/16/28	200	228
[4,9,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.437%	3/7/25	1,000	769
[4,10]	Macquarie Group Ltd.	1.340%	1/12/27	4,800	4,700
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	343	369
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	275
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	336	385
	Mastercard Inc.	3.300%	3/26/27	200	219
	Mastercard Inc.	3.650%	6/1/49	614	677
	Mastercard Inc.	2.950%	3/15/51	2,000	1,969
	MetLife Inc.	4.550%	3/23/30	2,055	2,392
	MetLife Inc.	4.125%	8/13/42	1,000	1,125
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	235	251
[4,10]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	641	671
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	122	127
[4,10]	MGM Growth Properties Operating Partnership LP	3.875%	2/15/29	190	189
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	200	206
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	753	822
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	999
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	360	392
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	278
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	552
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	252
	Mizuho Financial Group Inc.	1.234%	5/22/27	4,540	4,408
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	209
	Morgan Stanley	2.750%	5/19/22	2,100	2,157
[4]	Morgan Stanley	3.125%	1/23/23	2,597	2,719
[4]	Morgan Stanley	0.560%	11/10/23	4,127	4,124
[4]	Morgan Stanley	2.720%	7/22/25	7,830	8,242
[4]	Morgan Stanley	4.000%	7/23/25	244	271
[4]	Morgan Stanley	3.875%	1/27/26	707	787
[4]	Morgan Stanley	2.188%	4/28/26	2,070	2,138
	Morgan Stanley	3.625%	1/20/27	573	629
[4]	Morgan Stanley	3.591%	7/22/28	751	818
[4]	Morgan Stanley	2.699%	1/22/31	500	509
[4]	Morgan Stanley	3.622%	4/1/31	265	287
[4]	Morgan Stanley	1.794%	2/13/32	4,500	4,190
26

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley	3.971%	7/22/38	1,000	1,119
[4]	Morgan Stanley	4.457%	4/22/39	525	613
	Morgan Stanley	4.300%	1/27/45	725	852
[4]	Morgan Stanley	2.802%	1/25/52	1,215	1,118
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,471
	Natwest Group plc	3.875%	9/12/23	600	642
[4]	Natwest Group plc	4.269%	3/22/25	700	761
[4]	Natwest Group plc	3.073%	5/22/28	1,175	1,222
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	227
	Omega Healthcare Investors Inc.	3.375%	2/1/31	5,800	5,717
[4,10]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	200	204
[4,10]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	219
[4,10]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	617
[12]	Phoenix Group Holdings plc	6.625%	12/18/25	1,400	2,309
[12]	Phoenix Group Holdings plc	5.867%	6/13/29	600	983
[4]	PNC Bank NA	3.300%	10/30/24	250	272
[4]	PNC Bank NA	2.950%	2/23/25	259	276
[4]	PNC Bank NA	3.100%	10/25/27	623	672
[4]	PNC Bank NA	3.250%	1/22/28	250	270
[4]	PNC Bank NA	2.700%	10/22/29	200	204
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	435
	Progressive Corp.	3.200%	3/26/30	200	215
[4,10]	Protective Life Corp.	4.300%	9/30/28	200	221
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,770
[4]	Prudential Financial Inc.	4.350%	2/25/50	500	570
[4,10]	Realogy Group LLC	7.625%	6/15/25	75	82
	Realty Income Corp.	3.875%	4/15/25	208	228
	Realty Income Corp.	4.125%	10/15/26	384	433
[4]	Royal Bank of Canada	2.550%	7/16/24	1,520	1,604
	Sabra Health Care LP	3.900%	10/15/29	200	204
[13]	Sampo OYJ	3.375%	5/23/49	855	1,148
[4,13]	Sampo OYJ	2.500%	9/3/52	800	992
	Santander Holdings USA Inc.	3.500%	6/7/24	290	309
	Santander Holdings USA Inc.	4.400%	7/13/27	1,746	1,937
[4,10]	Standard Chartered plc	1.319%	10/14/23	1,260	1,269
	State Street Corp.	2.825%	3/30/23	200	205
	State Street Corp.	3.300%	12/16/24	343	373
	State Street Corp.	3.550%	8/18/25	282	309
[4]	State Street Corp.	2.354%	11/1/25	244	256
	State Street Corp.	3.152%	3/30/31	223	236
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	228
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	319
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	447
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	217
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	612
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	277
	Synchrony Financial	3.950%	12/1/27	6,640	7,153
	TD Ameritrade Holding Corp.	3.300%	4/1/27	200	217
[4]	Toronto-Dominion Bank	2.650%	6/12/24	146	154
[4]	Toronto-Dominion Bank	1.150%	6/12/25	230	230
[4]	Truist Bank	3.200%	4/1/24	517	554
[4]	Truist Bank	1.500%	3/10/25	200	203
27

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Truist Bank	3.625%	9/16/25	250	272
[4,13]	UniCredit SpA	1.200%	1/20/26	2,734	3,252
[13]	UniCredit SpA	1.800%	1/20/30	1,537	1,850
[4]	US Bancorp	3.700%	1/30/24	366	396
	US Bancorp	2.400%	7/30/24	358	377
[4]	US Bancorp	3.150%	4/27/27	256	277
[4]	US Bancorp	3.000%	7/30/29	200	209
	VEREIT Operating Partnership LP	3.400%	1/15/28	1,550	1,638
	VEREIT Operating Partnership LP	2.200%	6/15/28	2,180	2,139
	Visa Inc.	1.900%	4/15/27	200	204
[4]	Wells Fargo & Co.	3.000%	2/19/25	544	578
[4]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,358
	Wells Fargo & Co.	3.000%	4/22/26	504	538
[4]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,710
	Wells Fargo & Co.	3.000%	10/23/26	545	581
[4]	Wells Fargo & Co.	3.196%	6/17/27	200	214
[4]	Wells Fargo & Co.	4.300%	7/22/27	4,500	5,093
[4]	Wells Fargo & Co.	3.584%	5/22/28	244	266
[4]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,403
[4]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,697
[4]	Wells Fargo & Co.	4.650%	11/4/44	1,000	1,152
[4]	Wells Fargo & Co.	4.400%	6/14/46	750	834
[4]	Wells Fargo & Co.	5.013%	4/4/51	450	577
[4,12]	Wells Fargo Bank NA	5.250%	8/1/23	1,950	2,952
	Welltower Inc.	4.250%	4/1/26	600	673
	Westpac Banking Corp.	2.350%	2/19/25	273	286
	Westpac Banking Corp.	2.850%	5/13/26	200	214
[4,11]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,577
[4]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,767
[4]	Westpac Banking Corp.	4.322%	11/23/31	200	222
	Westpac Banking Corp.	2.963%	11/16/40	1,175	1,091
	Willis North America Inc.	2.950%	9/15/29	1,585	1,637
	Willis North America Inc.	3.875%	9/15/49	680	722
					424,906
Health Care (3.2%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,328
	AbbVie Inc.	3.375%	11/14/21	4,000	4,073
	AbbVie Inc.	2.600%	11/21/24	2,238	2,355
	AbbVie Inc.	3.800%	3/15/25	1,013	1,104
	AbbVie Inc.	2.950%	11/21/26	1,813	1,922
	AbbVie Inc.	3.200%	11/21/29	313	331
	AbbVie Inc.	4.050%	11/21/39	5,265	5,744
	AbbVie Inc.	4.875%	11/14/48	895	1,094
	AbbVie Inc.	4.250%	11/21/49	725	820
[4]	Allina Health System	3.887%	4/15/49	1,000	1,088
	Amgen Inc.	2.200%	2/21/27	2,609	2,667
	Amgen Inc.	3.150%	2/21/40	2,250	2,233
	Amgen Inc.	3.375%	2/21/50	750	751
	Amgen Inc.	4.663%	6/15/51	500	606
	Anthem Inc.	3.650%	12/1/27	1,985	2,185
	Anthem Inc.	3.125%	5/15/50	2,450	2,313
[4,10]	Bausch Health Cos. Inc.	6.125%	4/15/25	270	277
[4,10]	Bausch Health Cos. Inc.	5.500%	11/1/25	45	46
[4,10]	Bausch Health Cos. Inc.	5.750%	8/15/27	95	102
[4,10]	Bausch Health Cos. Inc.	7.000%	1/15/28	220	239
28

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	3.700%	6/6/27	338	372
	Becton Dickinson & Co.	4.669%	6/6/47	300	356
	Boston Scientific Corp.	1.900%	6/1/25	1,000	1,026
	Boston Scientific Corp.	4.000%	3/1/29	500	554
	Boston Scientific Corp.	4.550%	3/1/39	800	932
	Bristol-Myers Squibb Co.	2.900%	7/26/24	212	227
	Bristol-Myers Squibb Co.	3.875%	8/15/25	95	105
	Bristol-Myers Squibb Co.	3.900%	2/20/28	870	975
	Bristol-Myers Squibb Co.	3.400%	7/26/29	2,962	3,224
	Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,072
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	530
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,500	1,299
	Centene Corp.	3.000%	10/15/30	335	332
	Centene Corp.	2.500%	3/1/31	815	774
[4,10]	Charles River Laboratories International Inc.	3.750%	3/15/29	205	205
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	2,614
[4]	CHRISTUS Health	4.341%	7/1/28	200	226
	Cigna Corp.	3.750%	7/15/23	1,084	1,159
	Cigna Corp.	1.250%	3/15/26	1,500	1,481
	Cigna Corp.	4.800%	8/15/38	1,730	2,061
	Cigna Corp.	3.400%	3/15/50	1,500	1,483
	Cigna Corp.	3.400%	3/15/51	3,550	3,518
	CommonSpirit Health	2.760%	10/1/24	615	651
	CVS Health Corp.	3.700%	3/9/23	3,205	3,396
	CVS Health Corp.	2.625%	8/15/24	200	210
	CVS Health Corp.	4.100%	3/25/25	413	457
	CVS Health Corp.	2.875%	6/1/26	207	219
	CVS Health Corp.	3.000%	8/15/26	2,329	2,481
	CVS Health Corp.	3.625%	4/1/27	1,419	1,559
	CVS Health Corp.	3.250%	8/15/29	25	26
	CVS Health Corp.	4.780%	3/25/38	4,150	4,895
	CVS Health Corp.	2.700%	8/21/40	1,300	1,200
	CVS Health Corp.	5.050%	3/25/48	400	491
	CVS Health Corp.	4.250%	4/1/50	400	452
	DH Europe Finance II Sarl	2.200%	11/15/24	290	302
	DH Europe Finance II Sarl	2.600%	11/15/29	500	510
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	1,132
	Eli Lilly & Co.	3.375%	3/15/29	200	220
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,529
	Encompass Health Corp.	4.500%	2/1/28	420	427
	Encompass Health Corp.	4.625%	4/1/31	80	83
	Gilead Sciences Inc.	0.750%	9/29/23	4,300	4,300
	Gilead Sciences Inc.	3.500%	2/1/25	675	730
	Gilead Sciences Inc.	3.650%	3/1/26	433	475
	Gilead Sciences Inc.	2.800%	10/1/50	1,500	1,341
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	335
	GlaxoSmithKline Capital plc	0.534%	10/1/23	2,775	2,778
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,532	5,906
	GlaxoSmithKline Capital plc	3.375%	6/1/29	331	360
	HCA Inc.	5.375%	2/1/25	275	306
	HCA Inc.	5.250%	6/15/26	757	870
	HCA Inc.	5.250%	6/15/49	975	1,192
[4,10]	Hill-Rom Holdings Inc.	5.000%	2/15/25	78	80
[4,10]	Hill-Rom Holdings Inc.	4.375%	9/15/27	270	278
29

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.450%	9/1/60	1,700	1,507
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,883
	Laboratory Corp. of America Holdings	3.250%	9/1/24	900	961
	McKesson Corp.	3.950%	2/16/28	750	833
[13]	Medtronic Global Holdings SCA	1.375%	10/15/40	1,110	1,318
	Medtronic Inc.	4.625%	3/15/45	600	759
	Merck & Co. Inc.	3.400%	3/7/29	631	695
	Merck & Co. Inc.	4.000%	3/7/49	925	1,065
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,228
[13]	Mylan Inc.	2.125%	5/23/25	5,170	6,477
	Mylan Inc.	4.550%	4/15/28	200	225
	Mylan Inc.	5.200%	4/15/48	500	576
	Novartis Capital Corp.	2.000%	2/14/27	1,000	1,028
	Novartis Capital Corp.	2.750%	8/14/50	850	804
	Pfizer Inc.	3.450%	3/15/29	382	419
	Pfizer Inc.	1.700%	5/28/30	200	191
	Pfizer Inc.	2.550%	5/28/40	1,546	1,467
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	642	691
[4,10]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	2,000	2,028
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	238
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,000	1,930
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,500	1,429
[4,10]	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
[4,10]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[4,10]	Tenet Healthcare Corp.	4.875%	1/1/26	630	653
[4,10]	Tenet Healthcare Corp.	6.250%	2/1/27	205	215
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	425	471
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,340
	UnitedHealth Group Inc.	3.450%	1/15/27	360	399
	UnitedHealth Group Inc.	3.375%	4/15/27	2,000	2,192
	UnitedHealth Group Inc.	2.950%	10/15/27	323	347
	UnitedHealth Group Inc.	3.850%	6/15/28	245	275
	UnitedHealth Group Inc.	2.750%	5/15/40	850	834
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,363
[13]	Upjohn Finance BV	1.908%	6/23/32	1,200	1,504
[4,13]	Utah Acquisition Sub Inc.	2.250%	11/22/24	600	753
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	220
[4,10]	Viatris Inc.	1.650%	6/22/25	1,500	1,505
[4,10]	Viatris Inc.	2.300%	6/22/27	200	202
[4,10]	Viatris Inc.	3.850%	6/22/40	5,450	5,575
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	215	233
	Zoetis Inc.	3.000%	5/15/50	1,670	1,606
					144,464
Industrials (3.1%)
[4]	3M Co.	2.250%	9/19/26	200	209
	3M Co.	3.700%	4/15/50	871	946
[4,10]	Air Canada	7.750%	4/15/21	425	424
[4,10]	Airbus SE	3.150%	4/10/27	221	235
[4,10]	Allison Transmission Inc.	4.750%	10/1/27	525	556
[4,10]	Allison Transmission Inc.	3.750%	1/30/31	280	271
[4,10]	American Airlines Inc.	5.500%	4/20/26	540	561
[4,10]	American Airlines Inc.	5.750%	4/20/29	1,230	1,310
[4,10]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	31
30

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,10]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	155	155
[4,10]	Aramark Services Inc.	6.375%	5/1/25	470	498
	Aramark Services Inc.	4.750%	6/1/26	125	128
[4,10]	Aramark Services Inc.	5.000%	2/1/28	60	62
[6,10]	Arcosa Inc.	4.375%	4/15/29	250	250
[4,11]	Aurizon Network Pty. Ltd.	4.000%	6/21/24	2,500	2,046
	Boeing Co.	2.700%	5/1/22	365	373
	Boeing Co.	2.800%	3/1/24	245	255
	Boeing Co.	4.875%	5/1/25	4,779	5,323
	Boeing Co.	2.750%	2/1/26	3,630	3,726
	Boeing Co.	2.250%	6/15/26	790	791
	Boeing Co.	5.040%	5/1/27	248	281
	Boeing Co.	5.150%	5/1/30	829	954
	Boeing Co.	5.705%	5/1/40	850	1,040
	Boeing Co.	5.805%	5/1/50	5,390	6,795
	Boeing Co.	5.930%	5/1/60	1,000	1,280
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	1,251
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	318
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,475
[4,10]	Cargo Aircraft Management Inc.	4.750%	2/1/28	410	423
	Carrier Global Corp.	2.242%	2/15/25	496	513
	Carrier Global Corp.	3.377%	4/5/40	2,825	2,817
[4]	Caterpillar Financial Services Corp.	2.625%	3/1/23	180	188
[4]	Caterpillar Financial Services Corp.	0.450%	9/14/23	9,390	9,374
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	200	209
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,935	4,746
	Caterpillar Inc.	3.250%	4/9/50	2,000	2,020
[4,10]	Clark Equipment Co.	5.875%	6/1/25	170	178
[4,10]	Clean Harbors Inc.	4.875%	7/15/27	155	164
[4,10]	Clean Harbors Inc.	5.125%	7/15/29	260	276
	CSX Corp.	3.250%	6/1/27	353	382
	CSX Corp.	4.250%	3/15/29	2,960	3,363
	CSX Corp.	4.750%	11/15/48	2,000	2,405
	CSX Corp.	3.800%	4/15/50	1,000	1,063
	Delta Air Lines Inc.	2.900%	10/28/24	80	80
[4,10]	Delta Air Lines Inc.	7.000%	5/1/25	735	846
[4,10]	Delta Air Lines Inc.	4.500%	10/20/25	530	564
[4,10]	Delta Air Lines Inc.	4.750%	10/20/28	8,099	8,809
	Delta Air Lines Inc.	3.750%	10/28/29	575	561
	Embraer Netherlands Finance BV	5.050%	6/15/25	3,500	3,628
	Embraer SA	5.150%	6/15/22	1,400	1,437
	Emerson Electric Co.	1.800%	10/15/27	200	201
	FedEx Corp.	3.875%	8/1/42	300	314
	FedEx Corp.	5.250%	5/15/50	900	1,146
	General Dynamics Corp.	2.625%	11/15/27	200	212
	General Dynamics Corp.	3.750%	5/15/28	200	223
	General Dynamics Corp.	4.250%	4/1/40	1,720	2,012
	General Dynamics Corp.	4.250%	4/1/50	520	622
	General Electric Co.	3.450%	5/1/27	2,760	3,000
	General Electric Co.	3.625%	5/1/30	876	942
	General Electric Co.	4.350%	5/1/50	2,000	2,220
[4,10]	H&E Equipment Services Inc.	3.875%	12/15/28	520	504
[4,12]	Heathrow Funding Ltd.	6.750%	12/3/26	895	1,553
	Honeywell International Inc.	1.950%	6/1/30	286	281
31

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	2.800%	6/1/50	1,000	949
	L3Harris Technologies Inc.	3.850%	6/15/23	1,102	1,176
	L3Harris Technologies Inc.	3.850%	12/15/26	223	247
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	2,200	2,483
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,477
	Lockheed Martin Corp.	1.850%	6/15/30	675	656
	Lockheed Martin Corp.	3.800%	3/1/45	3,303	3,632
	Lockheed Martin Corp.	4.700%	5/15/46	60	75
[4,10]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,864	5,320
[4,10]	Mueller Water Products Inc.	5.500%	6/15/26	145	150
	Norfolk Southern Corp.	3.050%	5/15/50	860	814
	Northrop Grumman Corp.	3.250%	1/15/28	513	549
	Northrop Grumman Corp.	4.030%	10/15/47	2,270	2,521
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,741
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,251
[4,10]	Performance Food Group Inc.	6.875%	5/1/25	65	69
[4,10]	Performance Food Group Inc.	5.500%	10/15/27	500	522
	Precision Castparts Corp.	3.250%	6/15/25	100	108
	Raytheon Technologies Corp.	3.200%	3/15/24	1,745	1,862
	Raytheon Technologies Corp.	3.950%	8/16/25	120	133
	Raytheon Technologies Corp.	3.125%	5/4/27	629	675
	Raytheon Technologies Corp.	4.125%	11/16/28	1,835	2,065
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,473
	Republic Services Inc.	1.750%	2/15/32	1,500	1,391
[4,10]	Rolls-Royce plc	3.625%	10/14/25	70	70
[4,10]	Rolls-Royce plc	5.750%	10/15/27	430	458
	Southwest Airlines Co.	5.250%	5/4/25	938	1,067
	Southwest Airlines Co.	5.125%	6/15/27	1,000	1,144
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,211
[4,10]	TransDigm Inc.	8.000%	12/15/25	270	294
[4,10]	TransDigm Inc.	6.250%	3/15/26	831	879
	TransDigm Inc.	5.500%	11/15/27	465	481
[4,10]	TransDigm Inc.	4.625%	1/15/29	370	364
	Tyco Electronics Group SA	3.700%	2/15/26	209	227
	Tyco Electronics Group SA	3.125%	8/15/27	238	256
	Union Pacific Corp.	3.500%	6/8/23	275	292
	Union Pacific Corp.	3.150%	3/1/24	470	502
	Union Pacific Corp.	2.150%	2/5/27	4,315	4,442
	Union Pacific Corp.	3.250%	2/5/50	1,005	990
	United Airlines Holdings Inc.	4.875%	1/15/25	363	370
	United Parcel Service Inc.	2.200%	9/1/24	207	217
	United Parcel Service Inc.	3.900%	4/1/25	300	332
	United Parcel Service Inc.	5.300%	4/1/50	1,000	1,341
	Waste Management Inc.	0.750%	11/15/25	1,800	1,757
	Waste Management Inc.	1.150%	3/15/28	900	852
[4,10]	WESCO Distribution Inc.	7.250%	6/15/28	540	601
					141,306
Materials (1.0%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	992
[4,10]	Arconic Corp.	6.000%	5/15/25	60	64
[4,10]	Arconic Corp.	6.125%	2/15/28	225	240
[4,10]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	155	153
[4,10]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	122
[4,10]	Ardagh Packaging Finance plc	4.125%	8/15/26	315	323
[4,10]	Axalta Coating Systems LLC	4.750%	6/15/27	90	93
32

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball Corp.	5.000%	3/15/22	65	67
	Ball Corp.	2.875%	8/15/30	180	171
[4,10]	Berry Global Inc.	4.875%	7/15/26	172	182
[4,10]	Berry Global Inc.	5.625%	7/15/27	1,120	1,183
[4,10]	Big River Steel LLC	6.625%	1/31/29	330	355
[4,10]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	2,852	3,096
[4,10]	Chevron Phillips Chemical Co. LLC	3.700%	6/1/28	200	218
	Dow Chemical Co.	3.625%	5/15/26	257	282
[13]	Dow Chemical Co.	1.125%	3/15/32	1,600	1,904
	Dow Chemical Co.	4.375%	11/15/42	300	338
	DuPont de Nemours Inc.	4.205%	11/15/23	500	542
	DuPont de Nemours Inc.	4.493%	11/15/25	997	1,126
	DuPont de Nemours Inc.	5.319%	11/15/38	380	477
	Eastman Chemical Co.	3.800%	3/15/25	200	217
[4,10]	Element Solutions Inc.	3.875%	9/1/28	350	344
	FMC Corp.	4.500%	10/1/49	135	150
[4,10]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	60	64
	Freeport-McMoRan Inc.	4.125%	3/1/28	355	371
	Freeport-McMoRan Inc.	4.375%	8/1/28	400	421
	Freeport-McMoRan Inc.	4.625%	8/1/30	190	206
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	179
[4,10]	Georgia-Pacific LLC	1.750%	9/30/25	1,985	2,018
[4,10]	Georgia-Pacific LLC	2.100%	4/30/27	207	210
[4,10]	Graphic Packaging International LLC	1.512%	4/15/26	390	387
[4,10]	Graphic Packaging International LLC	4.750%	7/15/27	200	218
[4,10]	Graphic Packaging International LLC	3.500%	3/15/28	200	199
[4,10]	Graphic Packaging International LLC	3.500%	3/1/29	86	84
[4,10]	Hudbay Minerals Inc.	4.500%	4/1/26	485	501
[4,10]	Hudbay Minerals Inc.	6.125%	4/1/29	490	521
[4,10]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	160	160
[4,10]	Ingevity Corp.	3.875%	11/1/28	220	213
	International Paper Co.	4.800%	6/15/44	740	887
	International Paper Co.	4.350%	8/15/48	400	462
[4,10]	Kraton Polymers LLC	4.250%	12/15/25	150	150
	Linde Inc.	2.000%	8/10/50	1,000	786
	LYB International Finance III LLC	2.875%	5/1/25	420	444
	LYB International Finance III LLC	3.375%	5/1/30	1,000	1,059
	LYB International Finance III LLC	3.375%	10/1/40	2,550	2,529
	Mosaic Co.	4.875%	11/15/41	440	493
	Newmont Corp.	2.800%	10/1/29	3,385	3,477
	Newmont Corp.	2.250%	10/1/30	840	816
	Nucor Corp.	2.000%	6/1/25	430	441
	Nucor Corp.	2.700%	6/1/30	790	802
	Nutrien Ltd.	4.200%	4/1/29	2,042	2,295
	Nutrien Ltd.	4.125%	3/15/35	180	198
[4,10]	OCI NV	5.250%	11/1/24	110	114
[4,10]	OCI NV	4.625%	10/15/25	135	139
	Packaging Corp. of America	3.400%	12/15/27	230	251
	Packaging Corp. of America	4.050%	12/15/49	150	166
	PPG Industries Inc.	1.200%	3/15/26	1,950	1,916
[4,10]	Reynolds Group Issuer Inc.	4.000%	10/15/27	605	591
	RPM International Inc.	3.750%	3/15/27	1,505	1,655
	RPM International Inc.	4.550%	3/1/29	1,660	1,866
	Sherwin-Williams Co.	4.500%	6/1/47	310	361
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	980
33

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	2.400%	6/15/25	555	579
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,676
[4,10]	Trivium Packaging Finance BV	5.500%	8/15/26	35	37
[4,10]	Trivium Packaging Finance BV	8.500%	8/15/27	255	277
	United States Steel Corp.	6.875%	3/1/29	405	413
[4,10]	WR Grace & Co.-Conn	4.875%	6/15/27	55	57
	WRKCo Inc.	4.000%	3/15/28	325	360
					44,668
Real Estate (1.2%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	223
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	2,912
	American Tower Corp.	2.400%	3/15/25	200	208
	American Tower Corp.	3.375%	10/15/26	1,940	2,091
	American Tower Corp.	2.750%	1/15/27	200	209
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	200	214
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	248	246
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,750	1,715
	Brixmor Operating Partnership LP	4.050%	7/1/30	2,500	2,686
	Corporate Office Properties LP	2.250%	3/15/26	2,000	2,035
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,771
	Crown Castle International Corp.	4.450%	2/15/26	310	348
	Crown Castle International Corp.	3.700%	6/15/26	2,491	2,716
	Crown Castle International Corp.	3.800%	2/15/28	1,093	1,190
	Crown Castle International Corp.	5.200%	2/15/49	1,465	1,787
[13]	Digital Dutch Finco BV	1.000%	1/15/32	1,600	1,856
	Digital Realty Trust LP	3.600%	7/1/29	200	216
	ERP Operating LP	3.375%	6/1/25	200	216
	ERP Operating LP	4.150%	12/1/28	229	257
	Essex Portfolio LP	4.500%	3/15/48	920	1,051
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	5,206
	Kimco Realty Corp.	3.300%	2/1/25	400	427
	Kimco Realty Corp.	1.900%	3/1/28	4,000	3,940
	Kimco Realty Corp.	4.250%	4/1/45	2,180	2,368
	Mid-America Apartments LP	2.750%	3/15/30	200	203
[13]	Prologis Euro Finance LLC	0.500%	2/16/32	800	907
	Sabra Health Care LP	5.125%	8/15/26	2,391	2,660
[4,10]	SBA Communications Corp.	3.125%	2/1/29	915	878
	Simon Property Group LP	3.750%	2/1/24	236	254
	Simon Property Group LP	2.000%	9/13/24	214	221
	Simon Property Group LP	3.500%	9/1/25	1,200	1,299
	Simon Property Group LP	3.250%	11/30/26	203	218
	Simon Property Group LP	1.750%	2/1/28	200	194
	Simon Property Group LP	2.650%	7/15/30	1,000	995
	Simon Property Group LP	3.800%	7/15/50	250	254
[4]	UDR Inc.	2.950%	9/1/26	185	196
[4,10]	Uniti Group LP	7.875%	2/15/25	190	204
[4,10]	Uniti Group LP	6.500%	2/15/29	455	449
[13]	Vicinity Centres Trust	1.125%	11/7/29	2,235	2,686
[12]	Westfield America Management Ltd.	2.125%	3/30/25	1,072	1,496
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,736
	Weyerhaeuser Co.	4.000%	4/15/30	145	160
					52,898
Technology (1.8%)
	Adobe Inc.	2.150%	2/1/27	2,309	2,376
34

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	0.700%	2/8/26	1,863	1,824
	Apple Inc.	3.250%	2/23/26	730	796
	Apple Inc.	2.450%	8/4/26	577	608
	Apple Inc.	2.050%	9/11/26	579	598
	Apple Inc.	3.350%	2/9/27	341	375
	Apple Inc.	3.200%	5/11/27	464	506
	Apple Inc.	2.900%	9/12/27	422	453
	Apple Inc.	1.200%	2/8/28	1,500	1,447
	Apple Inc.	1.650%	2/8/31	1,500	1,428
	Apple Inc.	2.375%	2/8/41	3,000	2,746
	Apple Inc.	3.850%	5/4/43	3,375	3,828
	Apple Inc.	2.950%	9/11/49	925	883
	Applied Materials Inc.	3.300%	4/1/27	284	310
	Broadcom Inc.	4.700%	4/15/25	1,540	1,735
	Broadcom Inc.	5.000%	4/15/30	1,450	1,648
	CDW LLC	4.125%	5/1/25	125	130
[4,10]	CommScope Inc.	6.000%	3/1/26	45	47
[4,10]	CommScope Inc.	8.250%	3/1/27	325	347
[4,10]	CommScope Inc.	7.125%	7/1/28	329	349
[4,10]	Dell International LLC	6.020%	6/15/26	1,090	1,286
[4,10]	Dell International LLC	6.100%	7/15/27	1,490	1,792
[4,10]	Dell International LLC	5.300%	10/1/29	256	299
[4,10]	Dell International LLC	8.100%	7/15/36	4,200	6,127
[4,10]	Dell International LLC	8.350%	7/15/46	400	608
[13]	Fidelity National Information Services Inc.	2.000%	5/21/30	2,800	3,627
	Intel Corp.	3.150%	5/11/27	44	48
	Intel Corp.	2.450%	11/15/29	237	241
	Intel Corp.	4.750%	3/25/50	1,210	1,515
	International Business Machines Corp.	3.625%	2/12/24	306	332
	International Business Machines Corp.	3.300%	5/15/26	2,696	2,931
	International Business Machines Corp.	3.500%	5/15/29	296	320
	International Business Machines Corp.	4.250%	5/15/49	275	317
	Intuit Inc.	1.350%	7/15/27	1,170	1,152
	Microsoft Corp.	2.525%	6/1/50	2,700	2,468
[4,10]	MSCI Inc.	3.625%	9/1/30	305	310
[4,10]	Nielsen Finance LLC	5.625%	10/1/28	380	399
	NVIDIA Corp.	3.500%	4/1/40	2,960	3,146
	NVIDIA Corp.	3.700%	4/1/60	550	579
	Oracle Corp.	3.400%	7/8/24	200	215
	Oracle Corp.	2.950%	11/15/24	371	395
	Oracle Corp.	2.950%	5/15/25	328	349
	Oracle Corp.	1.650%	3/25/26	7,000	7,047
	Oracle Corp.	2.650%	7/15/26	298	313
	Oracle Corp.	2.300%	3/25/28	3,315	3,356
	Oracle Corp.	2.950%	4/1/30	921	949
	Oracle Corp.	2.875%	3/25/31	3,660	3,725
	Oracle Corp.	3.600%	4/1/40	1,300	1,301
	Oracle Corp.	3.650%	3/25/41	2,250	2,277
	Oracle Corp.	3.950%	3/25/51	1,710	1,775
	QUALCOMM Inc.	3.250%	5/20/27	569	621
	RELX Capital Inc.	3.000%	5/22/30	1,000	1,036
	Roper Technologies Inc.	2.000%	6/30/30	200	191
[4,10]	Seagate HDD Cayman	3.125%	7/15/29	340	326
[4,10]	Seagate HDD Cayman	4.125%	1/15/31	700	709
[4,10]	SS&C Technologies Inc.	5.500%	9/30/27	190	201
35

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VMware Inc.	3.900%	8/21/27	4,740	5,180
	VMware Inc.	4.700%	5/15/30	500	572
	Western Digital Corp.	4.750%	2/15/26	213	233
					80,702
Utilities (2.4%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	797
	Ameren Corp.	3.500%	1/15/31	700	742
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,399
[4]	Appalachian Power Co.	4.500%	3/1/49	500	564
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,880	2,019
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	200	222
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,000	894
[4,13]	Cadent Finance plc	0.750%	3/11/32	1,900	2,191
[4,10]	Calpine Corp.	4.500%	2/15/28	840	847
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,162
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	870	874
	CenterPoint Energy Inc.	4.250%	11/1/28	1,085	1,214
	CenterPoint Energy Inc.	2.950%	3/1/30	130	133
	Clearway Energy Operating LLC	5.000%	9/15/26	250	258
[4,10]	Clearway Energy Operating LLC	4.750%	3/15/28	164	170
	Commonwealth Edison Co.	3.800%	10/1/42	685	735
[4]	Commonwealth Edison Co.	3.750%	8/15/47	490	522
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	1,600	1,736
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	250	292
	Connecticut Light & Power Co.	4.000%	4/1/48	307	348
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	34	37
	Consumers Energy Co.	3.950%	7/15/47	900	1,001
[4,11]	DBNGP Finance Co. Pty. Ltd.	4.225%	5/28/25	5,550	4,628
[4]	Dominion Energy Inc.	2.750%	1/15/22	500	508
[4]	Dominion Energy Inc.	3.300%	3/15/25	1,125	1,204
	Dominion Energy Inc.	4.250%	6/1/28	1,280	1,443
[4]	Dominion Energy Inc.	3.375%	4/1/30	720	765
[4]	Dominion Energy Inc.	4.050%	9/15/42	500	541
	Dominion Energy Inc.	4.700%	12/1/44	1,740	2,051
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	630
[4]	DTE Electric Co.	1.900%	4/1/28	615	612
	DTE Electric Co.	2.250%	3/1/30	921	913
	DTE Electric Co.	3.700%	3/15/45	225	239
[4]	DTE Electric Co.	4.050%	5/15/48	500	561
	DTE Electric Co.	2.950%	3/1/50	400	380
[4]	DTE Energy Co.	2.600%	6/15/22	4,000	4,098
	Duke Energy Carolinas LLC	3.950%	11/15/28	255	287
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	977
	Duke Energy Carolinas LLC	2.450%	2/1/30	200	201
[6]	Duke Energy Carolinas LLC	2.550%	4/15/31	1,200	1,206
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	320
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,732
	Duke Energy Florida LLC	3.800%	7/15/28	241	267
	Duke Energy Florida LLC	1.750%	6/15/30	290	274
	Duke Energy Indiana LLC	2.750%	4/1/50	1,200	1,079
	Duke Energy Progress LLC	4.100%	5/15/42	400	444
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	200	218
[4,13]	Elenia Verkko OYJ	0.375%	2/6/27	3,690	4,336
	Entergy Arkansas LLC	3.500%	4/1/26	202	221
	Entergy Corp.	1.900%	6/15/28	2,190	2,138
36

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Corp.	2.800%	6/15/30	200	199
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,200	1,392
	Entergy Louisiana LLC	3.120%	9/1/27	170	184
	Entergy Louisiana LLC	1.600%	12/15/30	515	478
	Entergy Louisiana LLC	2.350%	6/15/32	50	49
	Entergy Louisiana LLC	4.200%	9/1/48	500	561
	Entergy Louisiana LLC	2.900%	3/15/51	500	458
	Entergy Texas Inc.	4.000%	3/30/29	1,000	1,113
	Entergy Texas Inc.	3.550%	9/30/49	705	702
	Evergy Inc.	2.900%	9/15/29	5,070	5,165
[4]	Exelon Corp.	3.950%	6/15/25	330	360
	Exelon Corp.	4.050%	4/15/30	400	445
	Exelon Corp.	5.625%	6/15/35	200	249
	Exelon Corp.	5.100%	6/15/45	1,000	1,236
	Exelon Corp.	4.450%	4/15/46	1,000	1,143
	Florida Power & Light Co.	4.125%	2/1/42	1,417	1,617
	Florida Power & Light Co.	3.800%	12/15/42	1,035	1,132
[4]	Georgia Power Co.	2.200%	9/15/24	207	215
[4,13]	IE2 Holdco SAU	2.875%	6/1/26	2,600	3,414
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	1,215	1,297
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	193
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	307	327
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	2,707	2,853
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	320	345
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,000	974
	Northern States Power Co.	6.250%	6/1/36	500	687
	NRG Energy Inc.	7.250%	5/15/26	450	468
	NRG Energy Inc.	6.625%	1/15/27	185	193
[4,10]	NRG Energy Inc.	2.450%	12/2/27	1,544	1,529
	NSTAR Electric Co.	3.200%	5/15/27	421	457
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	374	415
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,140	1,229
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	1,098
	Pacific Gas & Electric Co.	3.300%	12/1/27	1,000	1,042
	Pacific Gas & Electric Co.	3.300%	8/1/40	250	225
	Pacific Gas & Electric Co.	3.500%	8/1/50	340	297
	PacifiCorp	5.250%	6/15/35	313	394
	PacifiCorp	4.125%	1/15/49	525	582
	PacifiCorp	4.150%	2/15/50	865	978
[4,10]	Pattern Energy Operations LP	4.500%	8/15/28	120	122
	PECO Energy Co.	4.150%	10/1/44	1,515	1,745
	PECO Energy Co.	3.700%	9/15/47	1,285	1,373
	PECO Energy Co.	3.900%	3/1/48	40	44
	PG&E Corp.	5.250%	7/1/30	155	164
[4]	Public Service Co. of Colorado	6.250%	9/1/37	550	768
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	1,078
	Public Service Co. of Colorado	4.050%	9/15/49	500	566
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	279
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	900
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	532
	Sempra Energy	3.250%	6/15/27	800	855
	Sempra Energy	4.000%	2/1/48	180	189
[4]	Southern California Edison Co.	4.200%	3/1/29	2,275	2,522
37

Core Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.500%	9/1/40	775	842
	Southern California Edison Co.	4.000%	4/1/47	315	324
[4]	Southern California Edison Co.	4.875%	3/1/49	95	110
[4]	Southern Co.	3.700%	4/30/30	700	755
	Southern Co.	4.400%	7/1/46	350	390
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	207	229
	Southwestern Public Service Co.	3.300%	6/15/24	257	274
[4,10]	Superior Plus LP	4.500%	3/15/29	155	156
	Union Electric Co.	3.900%	9/15/42	454	492
	Union Electric Co.	4.000%	4/1/48	910	1,010
	Union Electric Co.	3.250%	10/1/49	405	399
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	425	457
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,308
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	500	541
[4,10]	Vistra Operations Co. LLC	5.500%	9/1/26	530	547
[4,10]	Vistra Operations Co. LLC	5.625%	2/15/27	265	275
[4,10]	Vistra Operations Co. LLC	5.000%	7/31/27	350	359
	Xcel Energy Inc.	3.500%	12/1/49	2,520	2,523
					108,253
Total Corporate Bonds (Cost $1,544,543)					1,530,632
Sovereign Bonds (5.4%)
[4,10]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	480	511
[4]	Bermuda	4.854%	2/6/24	2,799	3,087
[4,10]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,000	7,880
[4]	Dominican Republic	5.500%	1/27/25	6,360	6,989
	Ecopetrol SA	5.875%	9/18/23	1,165	1,283
[4,10]	Export-Import Bank of India	3.875%	2/1/28	240	256
[4]	Export-Import Bank of India	3.875%	2/1/28	1,173	1,251
	Export-Import Bank of Korea	3.000%	11/1/22	317	330
	Federative Republic of Brazil	3.875%	6/12/30	9,375	9,078
[4,10,13]	Kingdom of Morocco	1.375%	3/30/26	5,800	6,831
[4,10]	Kingdom of Morocco	2.375%	12/15/27	7,500	7,247
[4,10,13]	Kingdom of Morocco	2.000%	9/30/30	5,500	6,385
[4]	Kingdom of Saudi Arabia	2.375%	10/26/21	6,085	6,151
[4]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,897
[4]	NTPC Ltd.	4.250%	2/26/26	250	269
[4]	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	234	257
[4]	Republic of Azerbaijan	4.750%	3/18/24	5,766	6,252
[4]	Republic of Azerbaijan	3.500%	9/1/32	2,000	1,977
[4]	Republic of Colombia	2.625%	3/15/23	11,000	11,295
[4]	Republic of Colombia	4.000%	2/26/24	12,823	13,641
[4]	Republic of Colombia	4.500%	1/28/26	23,951	26,285
	Republic of Colombia	10.375%	1/28/33	1,933	2,934
[4]	Republic of Costa Rica	6.125%	2/19/31	1,640	1,656
[4]	Republic of Croatia	5.500%	4/4/23	3,100	3,398
[4]	Republic of Ecuador	0.000%	7/31/30	10,930	4,492
[4,10]	Republic of Ecuador	0.000%	7/31/30	3,580	1,471
[4]	Republic of Ecuador	0.500%	7/31/30	4,700	2,775
[4]	Republic of El Salvador	8.625%	2/28/29	1,100	1,171
[4]	Republic of Guatemala	4.375%	6/5/27	5,000	5,366
	Republic of Hungary	5.375%	2/21/23	4,336	4,732
	Republic of Hungary	5.750%	11/22/23	200	226
[4]	Republic of Indonesia	3.750%	4/25/22	733	757
38

Core Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]		Republic of Lithuania	6.625%	2/1/22	2,000	2,102
[4]		Republic of Panama	4.000%	9/22/24	6,405	6,965
		Republic of Panama	7.125%	1/29/26	11,783	14,552
		Republic of Panama	8.125%	4/28/34	150	210
		Republic of Peru	7.350%	7/21/25	2,220	2,744
[4]		Republic of Peru	2.392%	1/23/26	6,482	6,667
[4]		Republic of Peru	2.783%	1/23/31	6,200	6,200
[4,13]		Republic of Romania	3.375%	2/8/38	440	556
[4,13]		Republic of Romania	4.125%	3/11/39	1,114	1,519
[4,13]		Republic of Romania	2.625%	12/2/40	750	868
[4,13]		Republic of Romania	3.375%	1/28/50	1,297	1,580
[4]		Republic of Serbia	7.250%	9/28/21	1,038	1,070
[4,10,13]		Republic of Serbia	3.125%	5/15/27	3,536	4,586
		Republic of South Africa	4.850%	9/27/27	3,000	3,098
[4]		Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,631
[4]		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	5,389	5,750
		Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,667	2,718
		United Mexican States	3.750%	1/11/28	3,050	3,256
		United Mexican States	4.500%	4/22/29	18,719	20,733
[4]		United Mexican States	3.250%	4/16/30	3,756	3,783
Total Sovereign Bonds (Cost $242,886)						242,718
Taxable Municipal Bonds (0.1%)
		Houston TX GO	6.290%	3/1/32	1,695	2,116
[14]		New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	800	1,023
		New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	884
		Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	738
		Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	554
Total Taxable Municipal Bonds (Cost $4,997)						5,315
					Shares
Temporary Cash Investments (21.4%)
Money Market Fund (21.4%)
[15]		Vanguard Market Liquidity Fund (Cost $968,223)	0.081%		9,682,332	968,233
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	5/21/21	536	$134.00	71,824	75
39

Core Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	38,496	77
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	36,827	76
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	36,930	77
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	38,496	82
					312
40

Core Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Put Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	BOANA	4/21/21	0.550%	30,560	93
Total Options Purchased (Cost $879)					480
Total Investments (107.9%) (Cost $4,913,930)					4,871,125
Other Assets and Liabilities—Net (-7.9%)					(356,629)
Net Assets (100%)					4,514,496
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $13,056,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $2,022,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $12,569,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
7	Interest-only security.
8	Inverse interest-only security.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $272,430,000, representing 6.0% of net assets.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in euro.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
41

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly (Premiums Received $92)	BOANA	4/21/21	0.500%	61,110	(70)

BOANA—Bank of America, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	121	26,708	(4)
5-Year U.S. Treasury Note	June 2021	2,130	262,839	(2,088)
10-Year U.S. Treasury Note	June 2021	210	27,497	(24)
Long U.S. Treasury Bond	June 2021	344	53,180	(1,356)
Ultra 10-Year U.S. Treasury Note	June 2021	361	51,871	(272)
Ultra Long U.S. Treasury Bond	June 2021	903	163,641	(5,515)
				(9,259)
Short Futures Contracts
AUD 3-Year Treasury Bond	June 2021	(105)	(9,334)	1
AUD 10-Year Treasury Bond	June 2021	(18)	(1,888)	18
Euro-Bobl	June 2021	(257)	(40,711)	(22)
Euro-Bund	June 2021	(172)	(34,548)	4
Euro-Buxl	June 2021	(41)	(9,907)	194
Euro-Schatz	June 2021	(23)	(3,024)	—
Long Gilt	June 2021	(51)	(8,971)	54
				249
				(9,010)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	4/30/21	EUR	3,198	USD	3,769	—	(17)
BNP Paribas	4/30/21	EUR	270	USD	318	—	(1)
42

Core Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/30/21	EUR	194	USD	228	—	—
Toronto-Dominion Bank	4/30/21	USD	10,952	AUD	14,395	17	—
BNP Paribas	4/30/21	USD	106,061	EUR	89,637	888	—
Morgan Stanley Capital Services LLC	4/30/21	USD	210	EUR	178	1	—
Toronto-Dominion Bank	4/30/21	USD	172	EUR	146	1	—
State Street Bank & Trust Co.	4/30/21	USD	151	EUR	127	2	—
BNP Paribas	4/30/21	USD	16,255	GBP	11,863	—	(101)
Goldman Sachs Bank USA	4/30/21	USD	1	MXN	14	—	—
HSBC Bank USA, N.A.	4/30/21	USD	7	ZAR	106	—	—
						909	(119)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S35-V1	12/20/25	USD	32,000	(5.000)	(2,957)	(254)
iTraxx Europe-S35-V1	06/20/26	EUR	6,500	(1.000)	(193)	(13)
						(267)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
BAT International Finance plc/Baa2	12/20/25	JPMC	4,600[2]	1.000	79	83	—	(4)
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	5	2	3	—
43

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	6	3	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	17	13	4	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	17	13	4	—
MetLife Inc./A3	12/20/21	BARC	100	1.000	1	—	1	—
MetLife Inc./A3	6/20/24	BARC	700	1.000	15	—	15	—
People's Republic of China/A1	6/20/22	BNPSW	200	1.000	2	—	2	—
Petroleos Mexicanos/Ba2	6/20/21	MSCS	5,580	1.000	(4)	(14)	10	—
Republic of Peru/A3	6/20/26	JPMC	1,510	1.000	13	15	—	(2)
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(19)	(17)	—	(2)
Unibail-Rodamco-Westfield SE/Baa2	12/20/25	GSI	1,450[2]	1.000	(14)	(44)	30	—
Unibail-Rodamco-Westfield SE/Baa2	12/20/25	GSI	1,300[2]	1.000	(12)	(41)	29	—
Unibail-Rodamco-Westfield SE/Baa2	12/20/25	GSI	800[2]	1.000	(8)	(24)	16	—
					98	(11)	117	(8)
Credit Protection Purchased
Bank of China Ltd.	12/20/21	BNPSW	100	(1.000)	(1)	—	—	(1)
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	(3)	—	—	(3)
Commerzbank AG	6/20/21	BOANA	505	(1.000)	(1)	—	—	(1)
Deutsche Bank AG	12/20/22	JPMC	265	(1.000)	(3)	—	—	(3)
Federative Republic of Brazil	6/20/26	MSCS	8,640	(1.000)	512	—	512	—
Lincoln National Corp.	6/20/21	BARC	35	(1.000)	—	—	—	—
Lincoln National Corp.	6/20/21	BARC	25	(1.000)	—	—	—	—
44

Core Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Lincoln National Corp.	12/20/21	BARC	100	(1.000)	(1)	—	—	(1)
McDonald's Corp.	6/20/22	GSI	325	(1.000)	(4)	(3)	—	(1)
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(24)	(8)	—	(16)
Republic of Colombia	6/20/26	GSI	9,470	(1.000)	157	142	15	—
Republic of Colombia	6/20/26	MSCS	11,040	(1.000)	184	176	8	—
Republic of Indonesia	6/20/26	MSCS	6,670	(1.000)	(40)	(41)	1	—
Republic of the Philippines	6/20/26	BNPSW	4,100	(1.000)	(117)	(115)	—	(2)
Societe Generale SA	12/20/21	JPMC	325	(1.000)	(2)	—	—	(2)
Standard Chartered Bank	12/20/21	JPMC	185	(1.000)	(1)	—	—	(1)
State of Qatar	6/20/22	BOANA	340	(1.000)	(4)	1	—	(5)
State of Qatar	6/20/22	CITNA	660	(1.000)	(8)	2	—	(10)
					644	154	536	(46)
					742	143	653	(54)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.
At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $885,000 and cash of $570,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Core Bond Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,945,707)	3,902,892
Affiliated Issuers (Cost $968,223)	968,233
Total Investments in Securities	4,871,125
Investment in Vanguard	172
Cash	850
Foreign Currency, at Value (Cost $76)	78
Receivables for Investment Securities Sold	938,533
Receivables for Accrued Income	19,823
Receivables for Capital Shares Issued	13,865
Swap Premiums Paid	450
Unrealized Appreciation—Forward Currency Contracts	909
Unrealized Appreciation—Over-the-Counter Swap Contracts	653
Total Assets	5,846,458
Liabilities
Payables for Investment Securities Purchased	1,321,538
Payables for Capital Shares Redeemed	7,264
Payables for Distributions	678
Payables to Vanguard	107
Options Written, at Value (Premiums Received $92)	70
Swap Premiums Received	307
Variation Margin Payable—Futures Contracts	1,690
Variation Margin Payable—Centrally Cleared Swaps Contracts	135
Unrealized Depreciation—Forward Currency Contracts	119
Unrealized Depreciation—Over-the-Counter Swap Contracts	54
Total Liabilities	1,331,962
Net Assets	4,514,496
46

Core Bond Fund
Statement of Assets and Liabilities (continued)
At March 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	4,577,029
Total Distributable Earnings (Loss)	(62,533)
Net Assets	4,514,496

Investor Shares—Net Assets
Applicable to 24,106,372 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	252,974
Net Asset Value Per Share—Investor Shares	$10.49

Admiral Shares—Net Assets
Applicable to 203,104,406 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,261,522
Net Asset Value Per Share—Admiral Shares	$20.98
See accompanying Notes, which are an integral part of the Financial Statements.
47

Core Bond Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Interest[1]	28,908
Total Income	28,908
Expenses
The Vanguard Group—Note B
Investment Advisory Services	191
Management and Administrative—Investor Shares	292
Management and Administrative—Admiral Shares	1,633
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—Admiral Shares	90
Custodian Fees	38
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Total Expenses	2,275
Net Investment Income	26,633
Realized Net Gain (Loss)
Investment Securities Sold[1]	23,517
Futures Contracts	(31,001)
Options Purchased	(1,513)
Options Written	2,073
Swap Contracts	294
Forward Currency Contracts	(5,025)
Foreign Currencies	617
Realized Net Gain (Loss)	(11,038)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(115,614)
Futures Contracts	(8,500)
Options Purchased	(392)
Options Written	11
Swap Contracts	(4)
Forward Currency Contracts	1,889
Foreign Currencies	377
Change in Unrealized Appreciation (Depreciation)	(122,233)
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,638)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $574,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
48

Core Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,633	38,526
Realized Net Gain (Loss)	(11,038)	71,505
Change in Unrealized Appreciation (Depreciation)	(122,233)	34,015
Net Increase (Decrease) in Net Assets Resulting from Operations	(106,638)	144,046
Distributions
Investor Shares	(4,834)	(3,277)
Admiral Shares	(75,251)	(35,633)
Total Distributions	(80,085)	(38,910)
Capital Share Transactions
Investor Shares	27,803	109,249
Admiral Shares	1,225,075	2,003,328
Net Increase (Decrease) from Capital Share Transactions	1,252,878	2,112,577
Total Increase (Decrease)	1,066,155	2,217,713
Net Assets
Beginning of Period	3,448,341	1,230,628
End of Period	4,514,496	3,448,341
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,				March 10, 2016[1] to September 30, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.93	$10.24	$9.59	$10.00	$10.26	$10.00
Investment Operations
Net Investment Income	.062[2]	.209[2]	.311[2]	.269[2]	.217[2]	.097
Net Realized and Unrealized Gain (Loss) on Investments	(.300)	.697	.645	(.400)	(.219)	.259
Total from Investment Operations	(.238)	.906	.956	(.131)	(.002)	.356
Distributions
Dividends from Net Investment Income	(.060)	(.216)	(.306)	(.279)	(.197)	(.096)
Distributions from Realized Capital Gains	(.142)	—	—	—	(.061)	—
Total Distributions	(.202)	(.216)	(.306)	(.279)	(.258)	(.096)
Net Asset Value, End of Period	$10.49	$10.93	$10.24	$9.59	$10.00	$10.26
Total Return[3]	-2.23%	8.95%	10.15%	-1.32%	0.03%	3.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$253	$236	$117	$80	$91	$65
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%[4]
Ratio of Net Investment Income to Average Net Assets	1.14%	1.96%	3.16%	2.76%	2.18%	2.00%[4]
Portfolio Turnover Rate[5]	351%	383%	406%	263%	232%	229%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was March 10, 2016, to March 24, 2016, during which time all assets were held in money market instruments. Performance measurement began March 28, 2016, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 106%, 68%, 32%, 60%, 81%, and 58%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,				March 10, 2016[1] to September 30, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.86	$20.48	$19.18	$20.00	$20.53	$20.00
Investment Operations
Net Investment Income	.139[2]	.436[2]	.651[2]	.563[2]	.454[2]	.205
Net Realized and Unrealized Gain (Loss) on Investments	(.599)	1.407	1.290	(.800)	(.445)	.528
Total from Investment Operations	(.460)	1.843	1.941	(.237)	.009	.733
Distributions
Dividends from Net Investment Income	(.137)	(.463)	(.641)	(.583)	(.417)	(.203)
Distributions from Realized Capital Gains	(.283)	—	—	—	(.122)	—
Total Distributions	(.420)	(.463)	(.641)	(.583)	(.539)	(.203)
Net Asset Value, End of Period	$20.98	$21.86	$20.48	$19.18	$20.00	$20.53
Total Return[3]	-2.16%	9.11%	10.31%	-1.19%	0.10%	3.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,262	$3,212	$1,114	$905	$794	$578
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.13%	0.15%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	1.29%	2.04%	3.31%	2.88%	2.28%	2.10%[4]
Portfolio Turnover Rate[5]	351%	383%	406%	263%	232%	229%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Subscription period for the fund was March 10, 2016, to March 24, 2016, during which time all assets were held in money market instruments. Performance measurement began March 28, 2016, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 106%, 68%, 32%, 60%, 81%, and 58%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Core Bond Fund
Notes to Financial Statements
Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between
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Core Bond Fund
changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 13% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Core Bond Fund
During the six months ended March 31, 2021, the fund’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2021, the fund’s average value of options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
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Core Bond Fund
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended March 31, 2021, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing
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Core Bond Fund
broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2021, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to
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Core Bond Fund
the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At March 31, 2021, counterparties had deposited in segregated accounts cash of $2,225,000 in connection with TBA transactions.
9. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
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Core Bond Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $172,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Core Bond Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,057,911	—	2,057,911
Asset-Backed/Commercial Mortgage-Backed Securities	—	65,836	—	65,836
Corporate Bonds	—	1,530,632	—	1,530,632
Sovereign Bonds	—	242,718	—	242,718
Taxable Municipal Bonds	—	5,315	—	5,315
Temporary Cash Investments	968,233	—	—	968,233
Options Purchased	75	405	—	480
Total	968,308	3,902,817	—	4,871,125

Derivative Financial Instruments
Assets
Futures Contracts[1]	271	—	—	271
Forward Currency Contracts	—	909	—	909
Swap Contracts	—	653	—	653
Total	271	1,562	—	1,833
Liabilities
Options Written	—	70	—	70
Futures Contracts[1]	9,281	—	—	9,281
Forward Currency Contracts	—	119	—	119
Swap Contracts	267[1]	54	—	321
Total	9,548	243	—	9,791
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Core Bond Fund
D.  At March 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities Caption	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	387	—	93	480
Swap Premiums Paid	—	—	450	450
Unrealized Appreciation—Futures Contracts[1]	271	—	—	271
Unrealized Appreciation—Forward Currency Contracts	—	909	—	909
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	653	653
Total Assets	658	909	1,196	2,763

Options Written, at Value	—	—	70	70
Swap Premiums Received	—	—	307	307
Unrealized Depreciation—Futures Contracts[1]	9,281	—	—	9,281
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	267	267
Unrealized Depreciation—Forward Currency Contracts	—	119	—	119
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	54	54
Total Liabilities	9,281	119	698	10,098
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
60

Core Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(31,001)	—	—	(31,001)
Options Purchased	(985)	—	(528)	(1,513)
Options Written	826	—	1,247	2,073
Forward Currency Contracts	—	(5,025)	—	(5,025)
Swap Contracts	780	—	(486)	294
Realized Net Gain (Loss) on Derivatives	(30,380)	(5,025)	233	(35,172)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,500)	—	—	(8,500)
Options Purchased	(391)	—	(1)	(392)
Options Written	(11)	—	22	11
Forward Currency Contracts	—	1,889	—	1,889
Swap Contracts	—	—	(4)	(4)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,902)	1,889	17	(6,996)
E.  As of March 31, 2021, gross unrealized appreciation and depreciation for investments, derivatives and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,915,923
Gross Unrealized Appreciation	46,997
Gross Unrealized Depreciation	(99,610)
Net Unrealized Appreciation (Depreciation)	(52,613)
F.  During the six months ended March 31, 2021, the fund purchased $1,014,698,000 of investment securities and sold $729,946,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,125,320,000 and $12,563,155,000, respectively.
61

Core Bond Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	131,695	12,122	241,165	22,509
Issued in Lieu of Cash Distributions	4,411	407	2,916	275
Redeemed	(108,303)	(10,024)	(134,832)	(12,575)
Net Increase (Decrease)—Investor Shares	27,803	2,505	109,249	10,209
Admiral Shares
Issued	1,969,237	90,815	2,514,578	116,761
Issued in Lieu of Cash Distributions	65,894	3,040	29,505	1,389
Redeemed	(810,056)	(37,726)	(540,755)	(25,577)
Net Increase (Decrease)—Admiral Shares	1,225,075	56,129	2,003,328	92,573
H.  Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average.
63

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
64

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Core Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
65

Change to Vanguard Core Bond Fund
Earlier this year, the board of trustees of Vanguard Core Bond Fund approved the removal of the fund’s limit on investing no more than 30% of its assets in medium-quality fixed income securities. Medium-quality fixed income securities, also known as “BBB-rated securities,” are considered investment-grade securities. They are rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the fund’s advisor. The credit quality composition of the U.S. investment-grade credit universe has shifted meaningfully over time, with BBB-rated securities now representing approximately 45% of the investment-grade credit market, the largest segment by market value. Removing the 30% limit provides this fund with flexibility to increase its exposure to BBB-rated securities to levels more consistent with the market-proportional share of BBB-rated securities, when market conditions warrant. BBB-rated securities have a history of strong risk-adjusted returns, and Vanguard believes the fund can benefit from a broader investment opportunity set in BBB-rated securities. Since its inception, the fund has been actively managed by Vanguard’s Fixed Income Group, which employs highly skilled and experienced credit analysts to closely examine the securities considered for inclusion in the fund’s portfolio. While the fund’s exposure to BBB-rated securities may increase, Vanguard’s thoughtful, long-term, and analytical approach supported by strong risk management practices will continue to govern any shifts in the portfolio holdings allocation of the fund. There were no changes to the fund’s expense ratio, investment objective, or advisor as a result of the removal of the 30% limit. The removal of the 30% limit took effect in January 2021, and the fund’s prospectus has been updated to reflect the change. The fund’s holdings across bond credit-rating categories are available on the fund’s profile at vanguard.com.
66

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q13202 052021

Semiannual Report | March 31, 2021

Vanguard Emerging Markets Bond Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement.	32

Liquidity Risk Management	34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

 1

Six Months Ended March 31, 2021

Emerging Markets Bond Fund	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,023.73	$3.03
Admiral™ Shares	1,000.00	1,023.80	2.27
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,021.94	$3.02
Admiral Shares	1,000.00	1,022.69	2.27

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.60% for Investor Shares and 0.45% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

 2

Emerging Markets Bond Fund

Fund Allocation

As of March 31, 2021

Mexico	9.4%
Peru	5.6
Turkey	5.5
South Africa	4.6
Brazil	4.5
Ukraine	4.2
Panama	4.0
United States	3.9
Colombia	3.6
Chile	3.4
Dominican Republic	2.8
Azerbaijan	2.7
Uzbekistan	2.5
Ecuador	2.5
Serbia	2.4
Russia	2.4
Cote d’Ivoire	2.4
Kazakhstan	2.0
Romania	1.9
Morocco	1.9
Croatia	1.8
Guatemala	1.7
United Arab Emirates	1.7
Thailand	1.4
Indonesia	1.4
Qatar	1.3
El Salvador	1.3
Paraguay	1.3
Costa Rica	1.2
Egypt	1.2
Oman	1.1
Saudi Arabia	1.0
Bahrain	1.0
Other	10.4

The table reflects the fund’s investments, except for short-term investments and derivatives.

 3

Emerging Markets Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Angola (0.3%)
Sovereign Bonds (0.3%)
Republic of Angola	9.125%	11/26/49	7,015	6,526
Total Angola (Cost $4,907)				6,526
Argentina (0.5%)
Sovereign Bonds (0.5%)
[1] Argentine Republic	1.000%	7/9/29	926	330
[1] Argentine Republic	0.125%	7/9/30	25,864	8,600
[1] Argentine Republic	0.125%	7/9/41	700	239
Total Argentina (Cost $12,817)				9,169
Azerbaijan (2.4%)
Sovereign Bonds (2.4%)
Republic of Azerbaijan	4.750%	3/18/24	8,000	8,674
[1] Republic of Azerbaijan	5.125%	9/1/29	2,795	3,089
[1] Republic of Azerbaijan	3.500%	9/1/32	23,938	23,659
[2] Southern Gas Corridor CJSC	6.875%	3/24/26	10,815	12,797
State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	1,335	1,654
Total Azerbaijan (Cost $49,349)				49,873
Bahrain (0.9%)
Sovereign Bonds (0.9%)
[3] Kingdom of Bahrain	4.250%	1/25/28	13,200	13,084
Oil and Gas Holding Co. BSCC	7.500%	10/25/27	5,000	5,538
Total Bahrain (Cost $18,762)				18,622
Belarus (0.1%)
Sovereign Bonds (0.1%)
Republic of Belarus	7.625%	6/29/27	2,200	2,254
Total Belarus (Cost $2,138)				2,254
Bermuda (0.0%)
Sovereign Bonds (0.0%)
[1] Bermuda	3.717%	1/25/27	523	568
Total Bermuda (Cost $573)				568

 4

Emerging Markets Bond Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brazil (4.1%)
Corporate Bonds (1.0%)
Amaggi Luxembourg International Sarl	5.250%	1/28/28	4,375	4,484
[3] Banco BTG Pactual SA/Cayman Islands	2.750%	1/11/26	6,200	5,898
Embraer Netherlands Finance BV	5.050%	6/15/25	4,290	4,447
Embraer SA	5.150%	6/15/22	5,862	6,016
				20,845
Sovereign Bonds (3.1%)
Federative Republic of Brazil	2.875%	6/6/25	12,022	12,171
Federative Republic of Brazil	3.875%	6/12/30	32,873	31,832
[1] Federative Republic of Brazil	4.750%	1/14/50	7,856	7,120
Petrobras Global Finance BV	8.750%	5/23/26	9,670	12,063
				63,186
Total Brazil (Cost $86,786)				84,031
Cameroon (0.1%)
Sovereign Bonds (0.1%)
[1] Republic of Cameroon	9.500%	11/19/25	2,500	2,716
Total Cameroon (Cost $2,654)				2,716
Canada (0.6%)
Sovereign Bonds (0.6%)
[3] Petronas Energy Canada Ltd.	2.112%	3/23/28	13,125	12,971
Total Canada (Cost $13,125)				12,971
Chile (3.1%)
Corporate Bonds (1.1%)
Inversiones CMPC SA	4.750%	9/15/24	1,750	1,919
[3] Inversiones CMPC SA	3.000%	4/6/31	8,750	8,686
[3] VTR Comunicaciones SPA	4.375%	4/15/29	10,509	10,509
				21,114
Sovereign Bonds (2.0%)
Empresa Nacional del Petroleo	4.375%	10/30/24	5,209	5,644
Empresa Nacional del Petroleo	3.750%	8/5/26	16,740	17,619
[1] Empresa Nacional del Petroleo	5.250%	11/6/29	8,420	9,397
[1] Republic of Chile	3.100%	1/22/61	9,400	8,742
				41,402
Total Chile (Cost $63,728)				62,516
Colombia (3.3%)
Sovereign Bonds (3.3%)
Ecopetrol SA	5.375%	6/26/26	10,120	11,297
[1] Republic of Colombia	4.500%	1/28/26	6,203	6,807
[1] Republic of Colombia	4.500%	3/15/29	26,515	28,928
Republic of Colombia	10.375%	1/28/33	615	934
[1] Republic of Colombia	3.875%	2/15/61	21,149	19,029
Total Colombia (Cost $68,709)				66,995

 5

Emerging Markets Bond Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Costa Rica (1.1%)
Sovereign Bonds (1.1%)
Republic of Costa Rica	4.250%	1/26/23	4,260	4,260
Republic of Costa Rica	4.375%	4/30/25	6,500	6,430
[1] Republic of Costa Rica	6.125%	2/19/31	3,890	3,928
Republic of Costa Rica	7.000%	4/4/44	4,000	3,841
Republic of Costa Rica	7.158%	3/12/45	4,015	3,903
Total Costa Rica (Cost $21,643)				22,362
Cote d’Ivoire (2.1%)
Sovereign Bonds (2.1%)
[4] Republic of Cote d’Ivoire	5.250%	3/22/30	6,000	7,262
[3,4] Republic of Cote d’Ivoire	4.875%	1/30/32	9,526	10,886
[4] Republic of Cote d’Ivoire	6.875%	10/17/40	1,715	2,106
[3,4] Republic of Cote d’Ivoire	6.625%	3/22/48	14,849	17,573
[4] Republic of Cote d’Ivoire	6.625%	3/22/48	4,800	5,681
Total Cote d’Ivoire (Cost $46,471)				43,508
Croatia (1.6%)
Sovereign Bonds (1.6%)
Republic of Croatia	5.500%	4/4/23	8,000	8,768
[4] Republic of Croatia	1.750%	3/4/41	19,800	23,748
Total Croatia (Cost $32,699)				32,516
Dominican Republic (2.6%)
Sovereign Bonds (2.6%)
Dominican Republic	5.500%	1/27/25	26,680	29,318
Dominican Republic	6.875%	1/29/26	10,000	11,612
[3] Dominican Republic	5.875%	1/30/60	12,000	11,400
Total Dominican Republic (Cost $51,645)				52,330
Ecuador (2.3%)
Sovereign Bonds (2.3%)
[3] Republic of Ecuador	0.000%	7/31/30	13,773	5,660
Republic of Ecuador	0.000%	7/31/30	49,058	20,160
[1,3] Republic of Ecuador	0.500%	7/31/30	5,560	3,283
[1] Republic of Ecuador	0.500%	7/31/30	28,887	17,054
Total Ecuador (Cost $51,887)				46,157
Egypt (1.0%)
Sovereign Bonds (1.0%)
Arab Republic of Egypt	8.875%	5/29/50	2,100	2,146
[3] Arab Republic of Egypt	7.500%	2/16/61	21,335	19,227
Total Egypt (Cost $23,464)				21,373
El Salvador (1.2%)
Sovereign Bonds (1.2%)
Republic of El Salvador	8.625%	2/28/29	3,855	4,102
Republic of El Salvador	7.625%	2/1/41	761	736
[1] Republic of El Salvador	7.125%	1/20/50	17,450	15,716
[1] Republic of El Salvador	9.500%	7/15/52	3,050	3,255
Total El Salvador (Cost $21,930)				23,809

 6

Emerging Markets Bond Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Gabon (0.8%)
Sovereign Bonds (0.8%)
[1] Gabonese Republic	6.375%	12/12/24	16,583	17,205
Total Gabon (Cost $17,341)				17,205
Ghana (0.5%)
Sovereign Bonds (0.5%)
[1,3] Repbulic of Ghana	8.625%	4/7/34	11,000	10,821
Total Ghana (Cost $10,899)				10,821
Guatemala (1.6%)
Sovereign Bonds (1.6%)
Republic of Guatemala	5.750%	6/6/22	6,553	6,896
Republic of Guatemala	4.500%	5/3/26	9,970	10,796
Republic of Guatemala	4.375%	6/5/27	13,200	14,165
Total Guatemala (Cost $31,734)				31,857
Honduras (0.2%)
Sovereign Bonds (0.2%)
Republic of Honduras	6.250%	1/19/27	2,850	3,120
Total Honduras (Cost $3,187)				3,120
Hungary (0.9%)
Sovereign Bonds (0.9%)
[4] Republic of Hungary	1.625%	4/28/32	6,800	8,515
[4] Republic of Hungary	1.500%	11/17/50	8,100	8,946
Total Hungary (Cost $17,879)				17,461
India (0.5%)
Sovereign Bonds (0.5%)
Export-Import Bank of India	3.875%	3/12/24	1,200	1,282
Export-Import Bank of India	3.875%	2/1/28	8,133	8,675
Total India (Cost $9,909)				9,957
Indonesia (1.2%)
Sovereign Bonds (1.2%)
[3,4] Perusahaan Listrik Negara PT	1.875%	11/5/31	4,400	5,101
[5] Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	5,600	6,272
Republic of Indonesia	3.500%	1/11/28	6,238	6,675
Republic of Indonesia	4.625%	4/15/43	4,050	4,494
Republic of Indonesia	3.700%	10/30/49	700	711
Republic of Indonesia	4.450%	4/15/70	1,595	1,745
Total Indonesia (Cost $24,932)				24,998
Israel (0.4%)
Sovereign Bonds (0.4%)
State of Israel	3.800%	5/13/60	7,172	7,705
Total Israel (Cost $8,052)				7,705
Jamaica (0.4%)
Sovereign Bonds (0.4%)
[1] Jamaica	7.625%	7/9/25	7,480	8,630
Total Jamaica (Cost $8,563)				8,630

 7

Emerging Markets Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jordan (0.2%)
Sovereign Bonds (0.2%)
	Hashemite Kingdom of Jordan	7.375%	10/10/47	4,080	4,175
Total Jordan (Cost $4,038)					4,175
Kazakhstan (1.9%)
Sovereign Bonds (1.9%)
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	4,438	5,949
	KazMunayGas National Co. JSC	5.750%	4/19/47	9,200	10,917
	KazMunayGas National Co. JSC	6.375%	10/24/48	13,500	17,146
	KazTransGas JSC	4.375%	9/26/27	3,450	3,838
Total Kazakhstan (Cost $38,054)					37,850
Kenya (0.5%)
Sovereign Bonds (0.5%)
[1]	Republic of Kenya	7.000%	5/22/27	6,500	6,919
[1]	Republic of Kenya	8.000%	5/22/32	3,500	3,728
Total Kenya (Cost $9,914)					10,647
Lebanon (0.1%)
Sovereign Bonds (0.1%)
*	Lebanese Republic	8.250%	4/12/21	2,430	279
*	Lebanese Republic	6.100%	10/4/22	2,250	265
*	Lebanese Republic	6.650%	4/22/24	2,890	344
*	Lebanese Republic	7.000%	3/20/28	6,310	728
*	Lebanese Republic	6.650%	2/26/30	4,900	576
*	Lebanese Republic	7.150%	11/20/31	1,445	169
*	Lebanese Republic	8.200%	5/17/33	1,445	169
*	Lebanese Republic	8.250%	5/17/34	1,445	177
Total Lebanon (Cost $8,955)					2,707
Luxembourg (0.2%)
Corporate Bonds (0.2%)
[3]	Amaggi Luxembourg International Sarl	5.250%	1/28/28	1,750	1,789
[3]	Movida Europe SA	5.250%	2/8/31	2,183	2,093
Total Luxembourg (Cost $3,980)					3,882
Malaysia (0.4%)
Sovereign Bonds (0.4%)
	Petronas Capital Ltd.	3.500%	4/21/30	8,070	8,636
Total Malaysia (Cost $8,916)					8,636
Mexico (8.5%)
Sovereign Bonds (8.5%)
[3]	Comision Federal de Electricidad	4.677%	2/9/51	4,601	4,278
	Petroleos Mexicanos	5.350%	2/12/28	3,925	3,817
	Petroleos Mexicanos	6.840%	1/23/30	19,165	19,452
	Petroleos Mexicanos	5.950%	1/28/31	6,495	6,239
	Petroleos Mexicanos	6.375%	1/23/45	5,511	4,650
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	4,675	3,975
	United Mexican States	3.750%	1/11/28	17,750	18,951
	United Mexican States	4.500%	4/22/29	38,933	43,123
[1]	United Mexican States	4.750%	4/27/32	13,856	15,359

 8

Emerging Markets Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	United Mexican States	7.750%	11/23/34	656,500	33,654
	United Mexican States	3.750%	4/19/71	15,680	13,602
	United Mexican States	5.750%	10/12/10	6,500	7,201
Total Mexico (Cost $178,220)					174,302
Mongolia (0.2%)
Sovereign Bonds (0.2%)
[3]	Mongolia	5.125%	4/7/26	3,020	3,216
Total Mongolia (Cost $2,987)					3,216
Morocco (1.7%)
Sovereign Bonds (1.7%)
[3]	Kingdom of Morocco	2.375%	12/15/27	8,000	7,730
[3,4]	Kingdom of Morocco	2.000%	9/30/30	14,650	17,007
[3]	Kingdom of Morocco	4.000%	12/15/50	11,257	9,977
Total Morocco (Cost $36,079)					34,714
North Macedonia (0.2%)
Sovereign Bonds (0.2%)
[1,3,4]	Republic of North Macedonia	1.625%	3/10/28	4,365	4,987
Total North Macedonia (Cost $5,184)					4,987
Oman (1.0%)
Sovereign Bonds (1.0%)
	Sultanate of Oman	5.375%	3/8/27	8,650	8,967
[3]	Sultanate of Oman	7.000%	1/25/51	12,106	11,939
Total Oman (Cost $20,866)					20,906
Pakistan (0.8%)
Sovereign Bonds (0.8%)
[3]	Pakistan Government International Bond	8.875%	4/8/51	15,740	16,330
Total Pakistan (Cost $15,740)					16,330
Panama (3.6%)
Sovereign Bonds (3.6%)
[1]	Republic of Panama	4.000%	9/22/24	15,345	16,688
[1]	Republic of Panama	3.750%	3/16/25	6,700	7,269
	Republic of Panama	7.125%	1/29/26	22,125	27,324
	Republic of Panama	8.875%	9/30/27	2,368	3,265
[1]	Republic of Panama	4.500%	5/15/47	4,375	4,840
[1]	Republic of Panama	3.870%	7/23/60	14,950	14,838
Total Panama (Cost $75,710)					74,224
Paraguay (1.1%)
Sovereign Bonds (1.1%)
	Republic of Paraguay	4.625%	1/25/23	20,912	22,086
	Republic of Paraguay	5.000%	4/15/26	1,059	1,193
Total Paraguay (Cost $23,248)					23,279
Peru (5.1%)
Corporate Bonds (0.3%)
	Kallpa Generacion SA	4.875%	5/24/26	2,828	3,094
	Kallpa Generacion SA	4.125%	8/16/27	1,800	1,921
					5,015

 9

Emerging Markets Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sovereign Bonds (4.8%)
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	480	533
[1,3]	Corp Financiera de Desarrollo SA	2.400%	9/28/27	12,250	12,066
	Fondo MIVIVIENDA SA	3.500%	1/31/23	11,559	12,029
	Petroleos del Peru SA	5.625%	6/19/47	17,488	18,374
[3]	Petroleos del Peru SA	5.625%	6/19/47	8,750	9,177
	Republic of Peru	7.350%	7/21/25	3,685	4,555
[1]	Republic of Peru	2.392%	1/23/26	8,210	8,444
[1]	Republic of Peru	2.783%	1/23/31	33,000	32,999
					98,177
Total Peru (Cost $105,111)					103,192
Philippines (0.1%)
Sovereign Bonds (0.1%)
	Republic of the Philippines	3.000%	2/1/28	1,200	1,269
Total Philippines (Cost $1,327)					1,269
Qatar (1.2%)
Sovereign Bonds (1.2%)
	State of Qatar	3.400%	4/16/25	22,586	24,548
Total Qatar (Cost $24,598)					24,548
Romania (1.7%)
Sovereign Bonds (1.7%)
[4]	Republic of Romania	2.875%	3/11/29	1,200	1,551
[4]	Republic of Romania	2.500%	2/8/30	9,300	11,599
[4]	Republic of Romania	3.624%	5/26/30	1,100	1,476
[4]	Republic of Romania	4.125%	3/11/39	4,780	6,519
[3,4]	Republic of Romania	2.625%	12/2/40	8,570	9,915
[4]	Republic of Romania	2.625%	12/2/40	3,201	3,703
Total Romania (Cost $35,465)					34,763
Russia (2.1%)
Sovereign Bonds (2.1%)
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	10,466	11,469
[7]	Russian Federation	7.050%	1/19/28	1,899,225	25,408
[7]	Russian Federation	7.650%	4/10/30	251,505	3,486
	Russian Federation	5.100%	3/28/35	3,000	3,463
Total Russia (Cost $45,653)					43,826
Saudi Arabia (0.9%)
Sovereign Bonds (0.9%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	7,300	8,039
	Kingdom of Saudi Arabia	4.500%	10/26/46	3,000	3,309
	Kingdom of Saudi Arabia	4.625%	10/4/47	1,500	1,685
	Saudi Arabian Oil Co.	2.875%	4/16/24	5,800	6,104
Total Saudi Arabia (Cost $19,534)					19,137
Senegal (0.3%)
Sovereign Bonds (0.3%)
[4]	Republic of Senegal	4.750%	3/13/28	2,700	3,211
[1]	Republic of Senegal	6.750%	3/13/48	2,700	2,572
Total Senegal (Cost $6,380)					5,783

 10

Emerging Markets Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Serbia (2.1%)
Sovereign Bonds (2.1%)
[3,4]	Republic of Serbia	3.125%	5/15/27	8,357	10,839
[4]	Republic of Serbia	3.125%	5/15/27	23,141	30,014
[4]	Republic of Serbia	1.500%	6/26/29	2,570	3,013
Total Serbia (Cost $42,596)					43,866
South Africa (4.2%)
Sovereign Bonds (4.2%)
	Republic of South Africa	5.875%	9/16/25	17,365	19,123
	Republic of South Africa	4.875%	4/14/26	22,660	23,784
[8]	Republic of South Africa	10.500%	12/21/26	130,545	10,046
	Republic of South Africa	4.850%	9/27/27	3,000	3,098
	Republic of South Africa	5.000%	10/12/46	22,937	19,722
	Republic of South Africa	5.750%	9/30/49	9,808	9,043
Total South Africa (Cost $85,240)					84,816
Supranational (0.5%)
Sovereign Bonds (0.5%)
[3]	African Export-Import Bank	3.994%	9/21/29	2,000	2,092
	African Export-Import Bank	3.994%	9/21/29	3,250	3,409
	Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,002
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	554
[3]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	3,000	3,191
	Banque Ouest Africaine de Developpement	4.700%	10/22/31	400	428
Total Supranational (Cost $10,220)					10,676
Thailand (1.3%)
Corporate Bonds (1.3%)
[3]	GC Treasury Center Co. Ltd.	4.300%	3/18/51	26,271	26,690
Total Thailand (Cost $25,853)					26,690
Trinidad & Tobago (0.3%)
Sovereign Bonds (0.3%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	5,695	5,975
Total Trinidad & Tobago (Cost $5,847)					5,975
Turkey (5.0%)
Sovereign Bonds (5.0%)
	Republic of Turkey	7.250%	12/23/23	4,450	4,583
	Republic of Turkey	4.250%	3/13/25	14,000	13,014
	Republic of Turkey	6.375%	10/14/25	10,655	10,482
	Republic of Turkey	5.125%	2/17/28	4,000	3,610
	Republic of Turkey	5.875%	6/26/31	59,000	52,657
	Republic of Turkey	6.000%	1/14/41	4,345	3,620
	Republic of Turkey	4.875%	4/16/43	9,107	6,935
	Republic of Turkey	5.750%	5/11/47	7,945	6,438
Total Turkey (Cost $109,988)					101,339
Ukraine (3.8%)
Sovereign Bonds (3.8%)
	Ukraine	7.750%	9/1/23	3,200	3,452
[9]	Ukraine	11.670%	11/22/23	43,093	1,518
	Ukraine	8.994%	2/1/24	14,352	15,940

 11

Emerging Markets Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ukraine	7.750%	9/1/25	18,715	20,348
	Ukraine	7.750%	9/1/26	1,500	1,628
	Ukraine	7.750%	9/1/27	1,200	1,283
	Ukraine	9.750%	11/1/28	5,500	6,405
[4]	Ukraine	4.375%	1/27/30	4,700	5,041
[3]	Ukraine	7.253%	3/15/33	21,267	21,157
[1]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	100	108
Total Ukraine (Cost $76,395)					76,880
United Arab Emirates (1.5%)
Sovereign Bonds (1.5%)
[3]	Emirate of Sharjah United Arab Emirates	4.000%	7/28/50	5,950	5,209
[3]	Finance Department Government of Sharjah	3.625%	3/10/33	13,250	13,016
	Finance Department Government of Sharjah	4.000%	7/28/50	5,860	5,178
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,735	3,985
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,600	3,670
Total United Arab Emirates (Cost $33,624)					31,058
United States (3.5%)
U.S. Government and Agency Obligations (3.5%)
[10]	United States Treasury Note/Bond	0.250%	8/31/25	4,600	4,492
[10]	United States Treasury Note/Bond	0.625%	8/15/30	31,350	28,411
[10,11]	United States Treasury Note/Bond	1.625%	11/15/50	32,910	27,449
[10]	United States Treasury Note/Bond	1.875%	2/15/51	12,200	10,828
Total United States (Cost $77,539)					71,180
Uzbekistan (2.3%)
Sovereign Bonds (2.3%)
	Republic of Uzbekistan	4.750%	2/20/24	22,549	23,881
	Republic of Uzbekistan	5.375%	2/20/29	6,150	6,736
[3]	Republic of Uzbekistan	3.700%	11/25/30	16,648	16,169
Total Uzbekistan (Cost $47,155)					46,786
Venezuela (0.0%)
Sovereign Bonds (0.0%)
*	Bolivarian Republic of Venezuela	11.750%	10/21/26	640	64
*	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,500	150
*,1	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	125
*	Petroleos de Venezuela SA	5.375%	4/12/27	462	20
Total Venezuela (Cost $1,360)					359
Vietnam (0.3%)
Sovereign Bonds (0.3%)
	Socialist Republic of Vietnam	4.800%	11/19/24	4,700	5,261
Total Vietnam (Cost $5,162)					5,261

				Shares
Temporary Cash Investments (9.7%)
Money Market Fund (9.7%)
[12]	Vanguard Market Liquidity Fund	0.081%		1,986,353	198,635
Total Temporary Cash Investments (Cost $198,625)					198,635

 12

Emerging Markets Bond Fund

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value• ($000)
Options Purchased (0.1%)
Foreign Currency Options
Call Options
EUR	JPMC	9/29/21	USD 1.200	EUR 87,455	979

Put Options
USD	BOANA	8/19/21	JPY 102.00	USD 29,000	41
USD	BNPSW	7/21/22	JPY 95.100	USD 10,000	41
					82
Total Options Purchased (Cost $1,706)					1,061
Total Investments (100.2%) (Cost $2,097,052)					2,047,005
Other Assets and Liabilities—Net (-0.2%)					(4,691)
Net Assets (100%)					2,042,314

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security—security in default.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Azerbaijan.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $343,966,000, representing 16.8% of net assets.
4	Face amount denominated in euro.
5	Guaranteed by the Republic of Indonesia.
6	Face amount denominated in Mexican pesos.
7	Face amount denominated in Russian rubles.
8	Face amount denominated in South African rand.
9	Face amount denominated in Ukrainian hryvnia.
10	Securities with a value of $5,141,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
11	Securities with a value of $2,407,000 have been segregated as initial margin for open futures contracts.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

 13

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	30	5,437	(224)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(619)	(81,050)	1,500
Ultra 10-Year U.S. Treasury Note	June 2021	(257)	(36,928)	1,368
Euro-Bund	June 2021	(165)	(33,142)	263
5-Year U.S. Treasury Note	June 2021	(155)	(19,127)	238
Euro-Buxl	June 2021	(40)	(9,665)	10
				3,379
				3,155

Forward Currency Contracts
	Contract Settlement	Contract Amount (000)				Unrealized Appreciation	Unrealized (Depreciation)
Counterparty	Date	Receive			Deliver	($000)	($000)
BNP Paribas	4/23/21	KRW	37,891,532	USD	33,535	—	(59)
BNP Paribas	4/22/21	PLN	115,772	USD	29,910	—	(612)
Deutsche Bank AG	4/23/21	INR	1,416,365	USD	19,385	—	(73)
Bank of America, N.A.	4/22/21	CZK	423,221	USD	19,297	—	(281)
Bank of America, N.A.	4/22/21	ILS	63,415	USD	19,266	—	(294)
Goldman Sachs Bank USA	4/5/21	BRL	104,133	USD	18,365	130	—
Morgan Stanley Capital
Services LLC	4/22/21	EUR	14,525	USD	17,328	—	(286)
Citigroup Global Markets Inc.	4/22/21	MXN	295,786	USD	14,410	27	—
Barclays Bank plc	4/22/21	TRY	106,250	USD	13,892	—	(1,240)
BNP Paribas	4/23/21	RUB	889,418	USD	11,655	73	—
Morgan Stanley Capital
Services LLC	4/22/21	MXN	217,426	USD	10,565	47	—
Deutsche Bank AG	4/22/21	JPY	917,983	USD	8,408	—	(116)
HSBC Bank USA, N.A.	4/22/21	EUR	4,021	USD	4,799	—	(81)
Deutsche Bank AG	4/22/21	EUR	1,302	USD	1,548	—	(20)
State Street Bank & Trust Co.	4/22/21	USD	267,046	EUR	224,363	3,814	—
Royal Bank of Canada	4/22/21	USD	59,492	MXN	1,237,904	—	(928)
Bank of America, N.A.	4/22/21	USD	37,016	ZAR	553,246	—	(354)

 14

Emerging Markets Bond Fund

Forward Currency Contracts (continued)

	Contract Settlement	Contract Amount (000)				Unrealized Appreciation	Unrealized (Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	10/1/21	USD	31,881	EUR	27,110	—	(37)
Morgan Stanley Capital
Services LLC	4/5/21	USD	18,490	BRL	100,444	650	—
BNP Paribas	4/23/21	USD	14,565	CLP	10,521,028	—	(41)
BNP Paribas	4/23/21	USD	11,975	RUB	891,842	215	—
BNP Paribas	7/22/22	USD	6,183	JPY	622,050	525	—
BNP Paribas	7/22/22	USD	3,500	JPY	349,895	317	—
Morgan Stanley Capital
Services LLC	4/22/21	USD	823	EUR	701	—	—
Toronto-Dominion Bank	4/22/21	USD	645	EUR	547	3	—
Citigroup Global Markets Inc.	4/22/21	USD	296	EUR	250	2	—
State Street Bank & Trust Co.	4/22/21	USD	49	HUF	15,050	—	—
						5,803	(4,422)

BRL—Brazilian real.

CLP—Chilean peso.

CZK—Czech koruna.

EUR—euro.

HUF—Hungarian forint.

ILS—Israeli shekel.

INR—Indian rupee.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

PLN—Polish zloty.

RUB—Russian ruble.

TRY—Turkish lira.

USD—U.S. dollar.

ZAR—South African rand.

 15

Emerging Markets Bond Fund

Over-the-Counter Credit Default Swaps

Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
Petroleos
Mexicanos/
Baa3	6/21/21	MSCS	18,300	1.000	(31)	(45)	14	—
Republic of
Chile/Aa3	6/22/26	CITNA	8,370	1.000	176	182	—	(6)
Republic of
Chile/Aa3	6/22/26	MSCS	12,560	1.000	263	259	4	—
Republic of
Peru/A3	6/22/26	JPMC	4,620	1.000	40	46	—	(6)
Russian
Federation/
Baa3	6/22/26	CITNA	8,694	1.000	(46)	(2)	—	(44)
					402	440	18	(56)

Credit Protection Purchased
Republic of
Colombia	6/22/26	GSI	800	(1.000)	14	10	4	—
Republic of
Colombia	6/22/26	MSCS	24,090	(1.000)	406	383	23	—
Republic of
Indonesia	6/22/26	MSCS	11,288	(1.000)	(63)	(70)	7	—
Republic of
Philippines	6/22/26	BNPSW	6,360	(1.000)	(178)	(178)	—	—
					179	145	34	—
					581	585	52	(56)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BNPSW—BNP Paribas.

CITNA—Citibank, N.A.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $4,225,000 and cash of $1,160,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

 16

Emerging Markets Bond Fund

Over-the-Counter Interest Rate Swaps

Termination Date	Counterparty	Notional Amount ($000)[1]	Fixed Interest Rate Received (Paid)[2] (%)	Floating Interest Rate Received (Paid)[2,3] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
1/2/25	HSBC	172,896	6.350	(2.650)	(1,449)	—	—	(1,449)
1/2/25	HSBC	161,000	7.930	(2.650)	(39)	—	—	(39)
1/2/25	HSBC	153,235	7.305	(2.650)	(559)	—	—	(559)
1/2/25	HSBC	43,260	6.375	(2.650)	(356)	—	—	(356)
					(2,403)	—	—	(2,403)

HSBC—HSBC Bank USA, N.A.

1 Notional amount denominated in Brazilian real.

2 Fixed and floating interest payment received/paid at termination date.

3 Based on 1 Day Overnight Brazil CETIP Interbank Deposit Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

 17

Emerging Markets Bond Fund

Statement of Assets and Liabilities As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,898,427)	1,848,370
Affiliated Issuers (Cost $198,625)	198,635
Total Investments in Securities	2,047,005
Investment in Vanguard	70
Cash	2,190
Foreign Currency, at Value (Cost $88)	80
Receivables for Investment Securities Sold	24,939
Receivables for Accrued Income	19,946
Receivables for Capital Shares Issued	7,360
Swap Premiums Paid	880
Variation Margin Receivable—Futures Contracts	316
Unrealized Appreciation—Forward Currency Contracts	5,803
Unrealized Appreciation—Over-the-Counter Swap Contracts	52
Total Assets	2,108,641
Liabilities
Payables for Investment Securities Purchased	56,827
Payables for Capital Shares Redeemed	1,584
Payables for Distributions	534
Payables to Vanguard	206
Swap Premiums Received	295
Unrealized Depreciation—Forward Currency Contracts	4,422
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,459
Total Liabilities	66,327
Net Assets	2,042,314

 18

Emerging Markets Bond Fund

Statement of Assets and Liabilities (continued)

At March 31, 2021, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,062,577
Total Distributable Earnings (Loss)	(20,263)
Net Assets	2,042,314

Investor Shares—Net Assets
Applicable to 23,972,240 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	279,397
Net Asset Value Per Share—Investor Shares	$11.66

Admiral Shares—Net Assets
Applicable to 65,006,933 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,762,917
Net Asset Value Per Share—Admiral Shares	$27.12

See accompanying Notes, which are an integral part of the Financial Statements.

 19

Emerging Markets Bond Fund

Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Interest[1]	29,254
Total Income	29,254
Expenses
The Vanguard Group—Note B
Investment Advisory Services	68
Management and Administrative—Investor Shares	610
Management and Administrative—Admiral Shares	2,753
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	32
Custodian Fees	27
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Total Expenses	3,511
Net Investment Income	25,743
Realized Net Gain (Loss)
Investment Securities Sold[1]	24,206
Futures Contracts	1,956
Options Purchased	(350)
Swap Contracts	3,493
Forward Currency Contracts	130
Foreign Currencies	2,046
Realized Net Gain (Loss)	31,481
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(52,864)
Futures Contracts	3,281
Options Purchased	(457)
Swap Contracts	(2,344)
Forward Currency Contracts	(230)
Foreign Currencies	(41)
Change in Unrealized Appreciation (Depreciation)	(52,655)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,569
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $83,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

 20

Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,743	25,964
Realized Net Gain (Loss)	31,481	15,072
Change in Unrealized Appreciation (Depreciation)	(52,655)	2,960
Net Increase (Decrease) in Net Assets Resulting from Operations	4,569	43,996
Distributions
Investor Shares	(6,371)	(4,486)
Admiral Shares	(38,399)	(26,098)
Total Distributions	(44,770)	(30,584)
Capital Share Transactions
Investor Shares	156,191	62,448
Admiral Shares	943,276	537,078
Net Increase (Decrease) from Capital Share Transactions	1,099,467	599,526
Total Increase (Decrease)	1,059,266	612,938
Net Assets
Beginning of Period	983,048	370,110
End of Period	2,042,314	983,048

See accompanying Notes, which are an integral part of the Financial Statements.

 21

Emerging Markets Bond Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended March 31,	Year Ended September 30,				Mar. 10, 2016[1] to Sept. 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.73	$11.19	$10.36	$10.76	$11.07	$10.00
Investment Operations
Net Investment Income	.198[2]	.495[2]	.524[2]	.443[2]	.504[2]	.286
Net Realized and Unrealized Gain (Loss)
on Investments	.088	.655	.826	(.193)	.184	1.050
Total from Investment Operations	.286	1.150	1.350	.250	.688	1.336
Distributions
Dividends from Net Investment Income	(.207)	(.400)	(.520)	(.439)	(.514)	(.266)
Distributions from Realized Capital Gains	(.149)	(.210)	—	(.211)	(.484)	—
Total Distributions	(.356)	(.610)	(.520)	(.650)	(.998)	(.266)
Net Asset Value, End of Period	$11.66	$11.73	$11.19	$10.36	$10.76	$11.07

Total Return[3]	2.37%	10.67%	13.40%	2.39%	7.01%	13.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$279	$129	$64	$25	$12	$11
Ratio of Total Expenses to
Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%[4]
Ratio of Net Investment Income to Average Net Assets	3.30%	4.40%	4.73%	4.29%	4.79%	4.85%[4]
Portfolio Turnover Rate	76%	266%	272%	350%	261%	153%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

 22

Emerging Markets Bond Fund

Financial Highlights

Admiral Shares

	Six Months Ended March 31,	Year Ended September 30		Dec. 6, 2017[1] to Sept. 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.30	$26.03	$24.11	$24.80
Investment Operations
Net Investment Income[2]	.484	1.192	1.228	.875
Net Realized and Unrealized Gain (Loss) on Investments	.184	1.535	1.940	(.659)
Total from Investment Operations	.668	2.727	3.168	.216
Distributions
Dividends from Net Investment Income	(.501)	(.969)	(1.248)	(.906)
Distributions from Realized Capital Gains	(.347)	(.488)	—	—
Total Distributions	(.848)	(1.457)	(1.248)	(.906)
Net Asset Value, End of Period	$27.12	$27.30	$26.03	$24.11

Total Return[3]	2.38%	10.89%	13.53%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,763	$854	$306	$76
Ratio of Total Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.45%[4]
Ratio of Net Investment Income to Average Net Assets	3.48%	4.54%	4.88%	4.44%[4]
Portfolio Turnover Rate	76%	266%	272%	350%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Bond Fund

Notes to Financial Statements

Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

 24

Emerging Markets Bond Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended March 31, 2021, the fund’s average investment in forward currency contracts represented 26% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms

 25

Emerging Markets Bond Fund

of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended March 31, 2021, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.

6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating

 26

Emerging Markets Bond Fund

rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

During the six months ended March 31, 2021, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

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Emerging Markets Bond Fund

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

 28

Emerging Markets Bond Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $70,000, representing less than 0.01%of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	71,180	—	71,180
Corporate Bonds	—	77,546	—	77,546
Sovereign Bonds	—	1,698,583	—	1,698,583
Temporary Cash Investments	198,635	—	—	198,635
Options Purchased	—	1,061	—	1,061
Total	198,635	1,848,370	—	2,047,005
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,379	—	—	3,379
Forward Currency Contracts	—	5,803	—	5,803
Swap Contracts	—	52	—	52
Total	3,379	5,855	—	9,234
Liabilities
Futures Contracts[1]	224	—	—	224
Forward Currency Contracts	—	4,422	—	4,422
Swap Contracts	—	2,459	—	2,459
Total	224	6,881	—	7,105

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

 29

Emerging Markets Bond Fund

D. At March 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value— Unaffiliated Issuers (Options Purchased)	—	1,061	—	1,061
Swap Premiums Paid	—	—	880	880
Unrealized Appreciation—Futures Contracts[1]	3,379	—	—	3,379
Unrealized Appreciation—Forward Currency Contracts	—	5,803	—	5,803
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	52	52
Total Assets	3,379	6,864	932	11,175

Swap Premiums Received	—	—	295	295
Unrealized Depreciation—Futures Contracts[1]	224	—	—	224
Unrealized Depreciation—Forward Currency Contracts	—	4,422	—	4,422
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,403	—	56	2,459
Total Liabilities	2,627	4,422	351	7,400
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2021, were:

Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,956	—	—	1,956
Options Purchased	—	(350)	—	(350)
Swap Contracts	1,819	—	1,674	3,493
Forward Currency Contracts	—	130	—	130
Realized Net Gain (Loss) on Derivatives	3,775	(220)	1,674	5,229

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,281	—	—	3,281
Options Purchased	—	(457)	—	(457)
Swap Contracts	(2,403)	—	59	(2,344)
Forward Currency Contracts	—	(230)	—	(230)
Change in Unrealized Appreciation (Depreciation)on Derivatives	878	(687)	59	250

 30

Emerging Markets Bond Fund

E.  As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	2,099,469
Gross Unrealized Appreciation	34,190
Gross Unrealized Depreciation	(83,940)
Net Unrealized Appreciation (Depreciation)	(49,750)

F.  During the six months ended March 31, 2021, the fund purchased $1,765,834,000 of investment securities and sold $917,333,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $128,331,000 and $65,161,000, respectively.

G.  Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	203,449	16,883	131,566	11,514
Issued in Lieu of Cash Distributions	5,785	481	3,762	336
Redeemed	(53,043)	(4,425)	(72,880)	(6,554)
Net Increase (Decrease)—Investor Shares	156,191	12,939	62,448	5,296
Admiral Shares
Issued	1,054,002	37,716	788,716	29,735
Issued in Lieu of Cash Distributions	31,353	1,121	20,639	790
Redeemed	(142,079)	(5,095)	(272,277)	(11,014)
Net Increase (Decrease)—Admiral Shares	943,276	33,742	537,078	19,511

At March 31, 2021, one shareholder was the record or beneficial owner of 41% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

 31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

 32

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

 33

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Bond Fund’s Program, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q14312 052021

Semiannual Report  |  March 31, 2021
Vanguard Institutional Bond Funds
Vanguard Institutional Short-Term Bond Fund
Vanguard Institutional Intermediate-Term Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2021
	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Short-Term Bond Fund	$1,000.00	$1,003.20	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$991.60	$0.10
Based on Hypothetical 5% Yearly Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.83	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,024.83	$0.10
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratio for that period are 0.02% for Institutional Short-Term Bond Fund, and 0.02% for Institutional Intermediate-Term Bond Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Institutional Short-Term Bond Fund
Fund Allocation
As of March 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	33.7%
Corporate Bonds	28.5
Sovereign Bonds	7.3
Taxable Municipal Bonds	0.9
U.S. Government and Agency Obligations	29.6
The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (29.7%)
U.S. Government Securities (28.2%)
[1,2]	United States Treasury Note/Bond	0.125%	9/30/22	250,000	249,961
	United States Treasury Note/Bond	0.125%	12/31/22	100,000	99,953
[2]	United States Treasury Note/Bond	0.125%	1/31/23	950,000	949,406
	United States Treasury Note/Bond	0.125%	2/28/23	625,000	624,610
[3]	United States Treasury Note/Bond	0.250%	6/15/23	100,000	100,110
	United States Treasury Note/Bond	0.125%	7/15/23	150,000	149,695
	United States Treasury Note/Bond	0.125%	10/15/23	150,000	149,508
	United States Treasury Note/Bond	0.125%	1/15/24	190,000	189,020
	United States Treasury Note/Bond	0.750%	1/31/28	43,000	41,233
[3,4]	United States Treasury Note/Bond	0.625%	5/15/30	4,000	3,641
					2,557,137
Conventional Mortgage-Backed Securities (0.0%)
[5,6]	Freddie Mac Gold Pool	6.000%	4/1/28	4	4
Nonconventional Mortgage-Backed Securities (1.5%)
[5,6]	Fannie Mae REMICS	1.500%	12/25/41–11/25/42	18,261	18,410
[5,6]	Fannie Mae REMICS	1.650%	12/25/42	6,387	6,454
[5,6]	Fannie Mae REMICS	1.750%	6/25/41–4/25/44	7,565	7,577
[5,6]	Fannie Mae REMICS	2.000%	12/25/44	2,774	2,792
[5,6]	Fannie Mae REMICS	2.100%	4/25/43	2,080	2,101
[5,6]	Fannie Mae REMICS	2.125%	10/25/42	1,240	1,250
[5,6]	Fannie Mae REMICS	2.250%	7/25/43–9/25/49	11,816	11,976
[5,6]	Fannie Mae REMICS	2.500%	9/25/46	3,035	3,077
[5,6]	Fannie Mae REMICS	3.000%	10/25/48–9/25/49	11,537	11,866
[5,6]	Fannie Mae REMICS	3.500%	12/25/45	2,659	2,838
[5,6]	Freddie Mac REMICS	1.500%	10/15/42	13,316	13,500
[5,6]	Freddie Mac REMICS	2.000%	7/15/42	3,211	3,303
[5,6]	Freddie Mac REMICS	2.250%	4/15/43–7/15/44	8,436	8,589
[5,6]	Freddie Mac REMICS	2.500%	10/25/49–12/25/49	4,321	4,409
[5,6]	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	3,691	3,794
[5]	Ginnie Mae REMICS	1.500%	10/20/45	21,382	21,323
[5]	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	6,402	6,692
[5]	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	3,879	3,934
[5]	Ginnie Mae REMICS	3.000%	3/20/41–12/20/47	1,441	1,491
					135,376
Total U.S. Government and Agency Obligations (Cost $2,698,387)					2,692,517
Asset-Backed/Commercial Mortgage-Backed Securities (33.9%)
[5]	Ally Auto Receivables Trust Series 2017-5	2.220%	10/17/22	5,447	5,467
[5]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	1,490	1,501
[5]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	5,520	5,720
[5]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	11,670	11,814

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,890	1,939
[5]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	5,843	5,905
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	5,580	5,602
[5]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	10,850	10,866
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	21,100	21,080
[5,7]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	740	818
[5,7]	Avis Budget Rental Car Funding AESOP LLC Series 2017-1A	3.070%	9/20/23	5,215	5,379
[5,7]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	7,620	7,789
[5]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	176
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	440	471
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	420	460
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	30	33
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	280	305
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,226
[5]	BANK Series 2018-BN10	3.641%	2/15/61	380	417
[5]	BANK Series 2018-BN12	4.255%	5/15/61	250	284
[5]	BANK Series 2018-BN14	4.185%	9/15/60	445	500
[5]	BANK Series 2018-BN14	4.231%	9/15/60	250	284
[5]	BANK Series 2019-BN17	3.623%	4/15/52	181	200
[5]	BANK Series 2019-BN17	3.714%	4/15/52	576	634
[5]	BANK Series 2019-BN19	3.183%	8/15/61	470	501
[5]	BANK Series 2019-BN20	3.011%	9/15/62	100	105
[5]	BANK Series 2020-BN28	1.725%	3/15/63	1,000	986
[5]	BANK Series 2020-BN30	1.673%	12/15/53	700	688
[5]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	1,620	1,612
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	60	66
[5]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	214
[5]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	986
[5]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	595
[5]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	700	689
[5]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	10,687	10,791
[5]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	22,470	22,723
[5]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	29,030	29,094
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,564
[5,8]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	0.401%	6/25/26	128	128
[5,8]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	0.988%	2/25/30	1,461	1,467
[5,7]	Canadian Pacer Auto Receivables Trust Series 2018-1A	3.220%	9/19/22	3,575	3,590
[5,7]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	6,248	6,298
[5,7]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	6,380	6,533
[5,7]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,900	1,968
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	10,040	10,189
[5,7]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,186
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	29,960	31,185
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	28,175	28,567
[5]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	5,380	5,573

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Capital One Prime Auto Receivables Trust Series 2019-2	1.920%	5/15/24	27,130	27,509
[5]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	17,890	18,151
[5]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	4,340	4,444
[5]	CarMax Auto Owner Trust Series 2017-3	2.220%	11/15/22	12,411	12,478
[5]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	4,040	4,082
[5]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	11,600	11,804
[5]	CarMax Auto Owner Trust Series 2018-3	3.130%	6/15/23	2,367	2,398
[5]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	6,600	6,848
[5]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	9,788	9,964
[5]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	5,320	5,577
[5]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	29,590	30,202
[5]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,400	5,623
[5]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	16,090	16,436
[5]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	3,830	3,974
[5]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	5,620	5,829
[5]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	43,100	43,274
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,908
[5]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,823
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	570
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	1,130	1,230
[5,7]	CFCRE Commercial Mortgage Trust Series 2011-C2	5.758%	12/15/47	2,072	2,097
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	507
[5,7]	Chesapeake Funding II LLC Series 2018-1A	3.040%	4/15/30	6,721	6,769
[5,7]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	4,558	4,617
[5,7]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	7,440	7,521
[5,7]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/16/32	15,377	15,453
[5]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	951	991
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	3,415	3,686
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	756	816
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	255	275
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	591	628
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	2,250	2,429
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	50	53
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	950	1,040
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	567
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	1,085	1,185
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	261
[5]	CNH Equipment Trust Series 2020-A	1.160%	6/16/25	8,220	8,299
[5]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,366
[5]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	901	921
[5,7]	COMM Mortgage Trust Series 2012-CR3	3.416%	10/15/45	340	345
[5]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	547	562
[5]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	291	299
[5]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	924	988
[5]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	813	878
[5]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	800	860
[5]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	908
[5]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	20	21

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	COMM Mortgage Trust Series 2013-CR9	4.219%	7/10/45	800	855
[5,7]	COMM Mortgage Trust Series 2013-CR9	4.242%	7/10/45	3,169	3,315
[5]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	150	161
[5]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	790	816
[5]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	21
[5]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	505	548
[5]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	30	33
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	500	543
[5]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	350	376
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	76	81
[5]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,500	1,629
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	855	921
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	487	532
[5]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	44	47
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,250	1,373
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	978
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	520	561
[5,7]	Daimler Trucks Retail Trust Series 2019-1	2.790%	5/15/25	3,980	4,062
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	802
[5,7]	Dell Equipment Finance Trust Series 2020-2	0.470%	10/24/22	22,750	22,761
[5,7]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	19,650	19,660
[5,7]	DLL LLC Series 2018-ST2	3.460%	1/20/22	1,103	1,105
[5,7]	DLL LLC Series 2019-DA1	2.890%	4/20/23	4,294	4,342
[5,7]	DLL LLC Series 2019-MT3	2.080%	2/21/23	14,100	14,235
[5,7]	DLL LLC Series 2019-MT3	2.150%	9/21/26	8,000	8,187
[5]	Drive Auto Receivables Trust Series 2020-2	0.830%	5/15/24	5,980	6,001
[5,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	0.909%	10/25/56	418	421
[5,7]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	6,483	6,565
[5,7]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	7,340	7,436
[5,7]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	17,970	18,006
[5,7]	Enterprise Fleet Funding LLC Series 2021-1	0.440%	12/21/26	10,100	10,093
[5,6]	Fannie Mae Grantor Trust Series 2017-T1	2.898%	6/25/27	12,980	13,925
[5]	Fifth Third Auto Trust Series 2017-1	2.030%	7/15/24	7,447	7,452
[5,7]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	4,490	4,437
[5,7]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	4,166	4,191
[5,7]	Fontainebleau Miami Beach Trust Series 2019-FBLU	3.144%	12/10/36	550	578
[5]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	23,440	23,515
[5]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	7,380	7,418
[5,7]	Ford Credit Auto Owner Trust Series 2018-2	3.470%	1/15/30	23,465	25,018
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.240%	4/15/23	5,509	5,577
[5]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	14,050	14,577
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	27,924	28,359
[5]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,140	18,930
[5,7]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	3,580	3,706
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	9,260	9,346
[5]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,719
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	48,800	48,969
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,200	27,393
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	18,466
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	32,760	33,326
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	11,480	11,752
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.230%	9/15/24	35,340	36,281
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	14,630	15,420

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	51,140	51,268
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	22,207
[5]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	13,940	14,023
[5]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,850	1,869
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	19,750	19,793
[5]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	5,380	5,396
[5,7]	GM Financial Consumer Automobile Receivables Trust Series 2017-3A	2.130%	3/16/23	7,440	7,464
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	5,945	6,086
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	9,990	10,293
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	2,844	2,885
[5]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	20,490	21,321
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	14,060	14,580
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	15,906	16,129
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	6,850	7,103
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	23,195	23,498
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	26,310	26,612
[5]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,810	3,912
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	15,880	16,113
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	13,500	13,447
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	12,080	12,064
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,857
[5,7]	GMF Floorplan Owner Revolving Trust Series 2019-1	2.700%	4/15/24	16,600	17,005
[5,7]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	18,400	19,581
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	9,540	9,551
[5,7]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	23,510	23,578
[5,7]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	30,290	32,364
[5,7,8]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.637%	8/25/60	6,534	6,542
[5,7]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	1,837	1,854
[5,7]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,630	4,803
[5,7]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	26,738	27,151
[5]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	250	283
[5,7]	GS Mortgage Securities Trust Series 2012-GC6	4.948%	1/10/45	217	221
[5]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,175	1,227
[5]	GS Mortgage Securities Trust Series 2013-GC13	4.051%	7/10/46	1,338	1,439
[5]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	60	63
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	110	119

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	60	65
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	614	654
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	1,180	1,274
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	770	837
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	580	613
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	149
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	500	527
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,324
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	28,064	28,400
[5]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	3,600	3,711
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	11,330	11,506
[5]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,640	3,744
[5]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	10,990	10,963
[5,7]	Hertz Vehicle Financing II LP Series 2016-2A	2.950%	3/25/22	1,281	1,285
[5]	Honda Auto Receivables Owner Trust Series 2018-3	3.070%	11/21/24	11,310	11,537
[5]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	6,680	6,889
[5]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,320	5,488
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	5,630	5,714
[5]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,270	1,312
[5]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	26,800	27,133
[5]	Honda Auto Receivables Owner Trust Series 2019-3	1.850%	8/15/25	2,920	2,993
[5]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	38,330	38,993
[5]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	7,130	7,310
[5]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	19,150	19,242
[5]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,970	5,033
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	8,970	8,957
[5,7]	Houston Galleria Mall Trust Series 2015-HGLR	3.087%	3/5/37	3,082	3,115
[5,7]	HPEFS Equipment Trust Series 2019-1A	2.210%	9/20/29	3,000	3,020
[5,7]	HPEFS Equipment Trust Series 2020-1A	1.760%	2/20/30	9,200	9,302
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-A	1.950%	7/17/23	15,540	15,749
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.510%	9/15/23	25,180	25,251
[5,7]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	4,230	4,241
[5,7]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	4,730	4,727
[5]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	3,260	3,374
[5]	Hyundai Auto Receivables Trust Series 2019-B	1.940%	2/15/24	19,020	19,303
[5]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	10,320	10,645
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	16,940	17,224
[5]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	10,777	11,136
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	38,010	38,057
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	8,430	8,445
[5]	John Deere Owner Trust Series 2019-A	3.000%	1/15/26	4,030	4,175
[5]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	14,649	14,837
[5]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	15,290	15,321
[5]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	4,038
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	4.070%	11/15/43	92	93

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3	4.717%	2/15/46	51	51
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5	5.424%	8/15/46	867	875
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	657	698
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	263	280
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,349
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	800	833
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	951
[5,7]	JP Morgan Commercial Mortgage-Backed Securities Trust Series 2011-RR1	4.717%	3/16/46	1,020	1,021
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	2,043	2,157
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.044%	7/15/45	1,834	1,936
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	277	292
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	2,947	3,194
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,255
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	743
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	120	130
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	226	239
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	540
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	220	240
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	310	338
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	340	370
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	80	86
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	260
[5,7]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	8,390	8,564
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	18,250	18,223
[5,7]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,947
[5,7]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	2,050	2,096
[5,7]	Master Credit Card Trust II Series 2020-1A	1.990%	9/21/24	5,680	5,858
[5]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	4,680	4,681
[5]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	18,320	18,834
[5]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	9,370	9,660
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	21,610	21,679
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	4,950	4,978
[5,7]	MMAF Equipment Finance LLC Series 2015-AA	2.490%	2/19/36	317	320
[5,7]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	8,390	8,575
[5,7]	MMAF Equipment Finance LLC Series 2017-AA	2.410%	8/16/24	5,557	5,597
[5,7]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	5,160	5,266
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	9,390	9,710
[5,7]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	3,550	3,803
[5,7]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,609
[5,7]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	9,449	9,487

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	20,573
[5,7]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,257
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	364	373
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.081%	7/15/46	3,023	3,192
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,023	1,075
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.152%	8/15/46	70	75
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	70	75
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	150	162
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	250	270
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	250	268
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,294	1,381
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,154
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	300	324
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	465	499
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	20	22
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	20	22
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	90	97
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	224	240
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,585
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	500	547
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	900	974
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	900	993
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	503
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	180	196
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	222	242
[5,7]	Morgan Stanley Capital I Trust Series 2012-STAR	3.201%	8/5/34	1,344	1,360
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,000	2,203
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	150	160
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	635
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	975
[5,7,8]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.159%	6/25/65	1,630	1,635
[5,7,8]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.859%	3/25/66	17,850	17,908
[5,7,8]	Navient Student Loan Trust Series 2017-1A, 1M USD LIBOR + 0.750%	0.859%	7/26/66	2,629	2,632
[5]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	19,800	20,009
[5]	Nissan Auto Lease Trust Series 2020-B	0.430%	10/16/23	25,130	25,168
[5]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	5,800	5,812
[5]	Nissan Auto Receivables Owner Trust Series 2017-C	2.280%	2/15/24	32,320	32,590
[5]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	12,310	12,724
[5]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	6,410	6,699

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	5,938	6,031
[5]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,250	1,303
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	23,470	23,824
[5]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	7,760	8,007
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	35,840	35,954
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	5,030	5,055
[5,7]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	510	469
[5,7,8]	Pepper Residential Securities Trust, 1M USD LIBOR + 0.880%	0.986%	1/16/60	638	638
[5,7,8]	Pepper Residential Securities Trust No. 22, 1M USD LIBOR + 1.000%	1.111%	6/20/60	3,219	3,215
[5,7,8]	Pepper Residential Securities Trust No. 23, 1M USD LIBOR + 0.950%	1.058%	8/18/60	1,580	1,579
[5,7]	PFS Financing Corp. Series 2020-A	1.270%	6/15/25	4,800	4,862
[5,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.059%	11/25/65	6,197	6,230
[5,7]	Progress Residential Trust Series 2017-SFR1	2.768%	8/17/34	99	100
[5,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	822	823
[5,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.956%	4/10/50	1,962	1,961
[5,7,8]	RESIMAC Premier Series 2017-1A, 1M USD LIBOR + 0.950%	1.057%	9/11/48	309	310
[5,7,8]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.906%	11/10/49	621	622
[5,7]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	3,740	3,741
[5]	Santander Drive Auto Receivables Trust Series 2020-2	0.670%	4/15/24	6,490	6,506
[5]	Santander Drive Auto Receivables Trust Series 2020-3	0.520%	7/15/24	23,840	23,870
[5]	Santander Drive Auto Receivables Trust Series 2020-4	0.480%	7/15/24	10,130	10,151
[5]	Santander Drive Auto Receivables Trust Series 2021-1	0.320%	9/16/24	16,060	16,051
[5,7]	Santander Retail Auto Lease Trust Series 2019-A	2.770%	6/20/22	5,955	6,007
[5,7]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	17,510	17,829
[5,7]	Santander Retail Auto Lease Trust Series 2020-A	1.760%	3/20/24	1,920	1,963
[5,7]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	7,950	7,971
[5,7]	Securitized Term Auto Receivables Trust Series 2018-1A	3.298%	11/25/22	3,715	3,750
[5,7]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	3,820	3,890
[5,7]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	250	257
[5,7,8]	SMB Private Education Loan Trust Series 2016-B, 1M USD LIBOR + 1.450%	1.556%	2/17/32	207	209
[5,7,8]	SMB Private Education Loan Trust Series 2016-C, 1M USD LIBOR + 1.100%	1.206%	9/15/34	345	348
[5,7,8]	SMB Private Education Loan Trust Series 2017-A, 1M USD LIBOR + 0.900%	1.006%	9/15/34	1,797	1,806
[5,7]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	506	525
[5,7]	SMB Private Education Loan Trust Series 2018-A	3.500%	2/15/36	1,962	2,076
[5,7]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	1,068	1,136
[5,7]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	2,053	2,148
[5,7]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	1,217	1,230
[5,7,8]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	0.809%	3/26/40	590	591
[5,7]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	318	323

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	285	291
[5,7]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	214	219
[5,7]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	353	360
[5,7]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	171	175
[5,7]	SoFi Professional Loan Program Trust Series 2018-B	3.340%	8/25/47	1,182	1,218
[5,7]	SoFi Professional Loan Program Trust Series 2018-C	3.590%	1/25/48	589	611
[5,7]	SoFi Professional Loan Program Trust Series 2018-D	3.600%	2/25/48	977	1,012
[5]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	22,540	23,097
[5]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	8,520	8,806
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	6,820	6,852
[5,7]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	1,230	1,237
[5,7]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	106
[5,7]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	951
[5,7]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	13,599
[5,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	31,815
[5]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	12,870	13,180
[5]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	20,140	20,763
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	37,561	38,155
[5]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	4,280	4,473
[5]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	32,870	33,258
[5]	Toyota Auto Receivables Owner Trust Series 2019-D	1.990%	2/18/25	2,460	2,544
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	8,300	8,522
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	13,380	13,568
[5]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	5,220	5,361
[5]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	7,770	7,769
[5,7]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	4,650	4,715
[5]	UBS Commercial Mortgage Trust Series 2012-C1	4.171%	5/10/45	247	253
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	495	548
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	234
[5,7]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	2,364	2,357
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	100	104
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	62
[5]	Verizon Owner Trust Series 2019-C	1.940%	4/22/24	30,230	30,748
[5]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	19,526	19,909
[5]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	43,260	43,334
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	12,200	12,454
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.250%	4/20/23	4,763	4,823
[5]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.330%	2/20/25	11,540	11,955

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	27,300	27,548
[5]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	4,085
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	20,600	20,633
[5,7]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	4,032
[5]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	3.539%	10/15/45	434	449
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	800	855
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.274%	7/15/46	350	361
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	11
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	68	72
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,366
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	767
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	1,771	1,953
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	280	295
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	984
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	360	391
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	567
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	202
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,271
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,553
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	270
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	265
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	316
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	257
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,393
[5,7]	WFRBS Commercial Mortgage Trust Series 2011-C3	4.375%	3/15/44	37	37
[5]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	752	756
[5]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	567	586
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	526	562
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,042	1,129
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	660	705
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	110	119
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	729	788
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,038	1,133
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	58	62

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	541
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	9,000	9,000
[5,7]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,993
[5]	World Omni Auto Receivables Trust Series 2018-A	2.730%	2/15/24	14,460	14,787
[5]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	32,685	33,290
[5]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	5,870	6,147
[5]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	6,420	6,712
[5]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	1,000	1,010
[5]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	17,600	17,999
[5]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	28,930	29,039
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,479
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	16,318
[5]	World Omni Automobile Lease Securitization Trust Series 2019-B	2.030%	11/15/22	6,660	6,740
[5]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	8,320	8,325
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,023,971)					3,068,153
Corporate Bonds (28.6%)
Communications (0.4%)
[5,7]	NTT Finance Corp.	0.583%	3/1/24	9,045	8,999
[5]	Ooredoo International Finance Ltd.	3.250%	2/21/23	13,000	13,592
[5,7]	Sky Ltd.	3.125%	11/26/22	9,480	9,895
[5]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	1,860	1,919
					34,405
Consumer Discretionary (1.7%)
[9]	American Honda Finance Corp.	1.600%	4/20/22	2,000	2,390
	American Honda Finance Corp.	1.950%	5/20/22	24,000	24,443
[5]	American Honda Finance Corp.	1.950%	5/10/23	30,000	30,884
[5]	American Honda Finance Corp.	0.550%	7/12/24	14,500	14,332
[5,7,10]	BMW US Capital LLC	0.800%	4/1/24	9,750	9,738
[5,9]	Toyota Finance Australia Ltd.	1.584%	4/21/22	2,000	2,392
[11]	Toyota Finance Australia Ltd.	3.300%	11/22/23	22,800	18,455
[5]	Toyota Motor Credit Corp.	2.900%	3/30/23	31,431	32,968
[5]	Toyota Motor Credit Corp.	0.500%	8/14/23	18,750	18,769
[5]	Toyota Motor Credit Corp.	1.350%	8/25/23	2,000	2,043
[5,9]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	1,620	1,939
					158,353
Consumer Staples (0.4%)
	Hershey Co.	2.050%	11/15/24	500	523
[5,9]	Nestle Finance International Ltd.	0.000%	11/12/24	3,100	3,657
[5,7]	Nestle Holdings Inc.	3.350%	9/24/23	11,000	11,768
[9]	PepsiCo Inc.	0.250%	5/6/24	3,125	3,709
	PepsiCo Inc.	2.250%	3/19/25	3,050	3,205
	Philip Morris International Inc.	1.125%	5/1/23	3,500	3,551
	Philip Morris International Inc.	2.875%	5/1/24	2,000	2,122
	Unilever Capital Corp.	2.600%	5/5/24	2,905	3,072
[5,9]	Unilever Finance Netherlands BV	0.375%	2/14/23	2,000	2,374
	Walmart Inc.	2.850%	7/8/24	3,300	3,540
					37,521
Energy (0.5%)
	BP Capital Markets America Inc.	3.790%	2/6/24	20,000	21,668

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.194%	4/6/25	2,300	2,472
	BP Capital Markets plc	2.500%	11/6/22	13,500	13,950
	BP Capital Markets plc	3.506%	3/17/25	670	731
[5]	Harvest Operations Corp.	3.000%	9/21/22	6,000	6,219
[5,7]	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,150
[5]	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	268	277
[5]	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	300	307
					47,774
Financials (22.9%)
[5,7]	AIG Global Funding	2.700%	12/15/21	235	238
[5,7]	AIG Global Funding	0.800%	7/7/23	12,960	13,025
[5,7]	AIG Global Funding	0.450%	12/8/23	5,000	4,980
	Allstate Corp.	0.750%	12/15/25	5,000	4,903
	American Express Co.	3.700%	11/5/21	14,550	14,798
	American Express Co.	2.750%	5/20/22	7,000	7,175
	American Express Co.	2.500%	8/1/22	14,795	15,193
	American Express Co.	3.400%	2/22/24	3,039	3,268
	American Express Co.	2.500%	7/30/24	7,000	7,383
[5]	American Express Credit Corp.	2.250%	5/5/21	8,090	8,090
	Ameriprise Financial Inc.	3.000%	3/22/22	250	257
	Ameriprise Financial Inc.	4.000%	10/15/23	4,238	4,605
	Ameriprise Financial Inc.	3.700%	10/15/24	400	439
[5,7]	ANZ New Zealand Int'l Ltd.	1.900%	2/13/23	3,840	3,936
[5,7]	Athene Global Funding	3.000%	7/1/22	2,729	2,811
[5,7]	Athene Global Funding	2.800%	5/26/23	9,400	9,811
[5,7]	Athene Global Funding	1.200%	10/13/23	13,000	13,103
[5,7]	Athene Global Funding	0.950%	1/8/24	4,445	4,446
[5,9]	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	1,620	1,934
	Banco Santander SA	2.706%	6/27/24	10,000	10,534
[5]	Bank of America Corp.	3.499%	5/17/22	27,705	27,799
[5]	Bank of America Corp.	3.300%	1/11/23	9,790	10,287
[5]	Bank of America Corp.	3.124%	1/20/23	9,548	9,744
[5]	Bank of America Corp.	2.881%	4/24/23	5,000	5,120
[5]	Bank of America Corp.	2.816%	7/21/23	6,952	7,160
	Bank of America Corp.	4.100%	7/24/23	5,000	5,391
[5,9]	Bank of America Corp.	0.750%	7/26/23	2,000	2,393
[5]	Bank of America Corp.	3.004%	12/20/23	37,520	39,015
[5]	Bank of America Corp.	4.125%	1/22/24	8,000	8,748
[5]	Bank of America Corp.	3.550%	3/5/24	12,567	13,254
[5]	Bank of America Corp.	3.864%	7/23/24	10,000	10,676
[5]	Bank of America Corp.	0.810%	10/24/24	7,470	7,467
[5]	Bank of America Corp.	2.015%	2/13/26	9,753	9,963
[5]	Bank of America Corp.	1.319%	6/19/26	4,763	4,746
[5]	Bank of Montreal	3.300%	2/5/24	8,790	9,423
[5,8,11]	Bank of Montreal, 3M Australian Bank Bill Rate + 0.990%	1.027%	9/7/23	21,500	16,580
[5]	Bank of New York Mellon Corp.	2.661%	5/16/23	14,959	15,316
	Bank of Nova Scotia	1.950%	2/1/23	12,275	12,611
	Bank of Nova Scotia	1.625%	5/1/23	15,000	15,313
[5,8,11]	Bank of Nova Scotia, 3M Australian Bank Bill Rate + 0.980%	1.017%	9/7/23	22,430	17,304
[5,7]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	15,907
[5,7]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	5,345	5,486
[5,7]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	10,500	11,242
[5,7]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	14,000	13,956
[9]	Berkshire Hathaway Inc.	0.625%	1/17/23	2,000	2,379
[5,7]	BNP Paribas SA	3.800%	1/10/24	5,000	5,382
[5,7]	BPCE SA	3.000%	5/22/22	7,275	7,486
[5,7]	BPCE SA	2.750%	1/11/23	13,500	14,028

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BPCE SA	4.000%	4/15/24	6,241	6,830
[5,8,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.111%	4/26/23	10,000	7,695
[5]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,208
[5]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	5,500	5,905
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	10,000	9,923
	Charles Schwab Corp.	0.750%	3/18/24	4,430	4,452
[5]	Citibank NA	2.844%	5/20/22	8,700	8,719
	Citigroup Inc.	4.500%	1/14/22	2,400	2,478
[5]	Citigroup Inc.	2.312%	11/4/22	20,620	20,827
[5]	Citigroup Inc.	3.142%	1/24/23	2,830	2,885
	Citigroup Inc.	3.875%	10/25/23	4,500	4,877
	Citigroup Inc.	0.776%	10/30/24	3,230	3,222
[5]	Citigroup Inc.	3.352%	4/24/25	6,085	6,510
	Cooperatieve Rabobank UA	2.750%	1/10/23	14,440	15,043
[5,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,711
	Credit Suisse AG	1.000%	5/5/23	18,780	18,872
	Credit Suisse AG	0.495%	2/2/24	3,000	2,962
[5]	Credit Suisse AG	3.625%	9/9/24	1,000	1,081
[5,7]	Danske Bank A/S	2.000%	9/8/21	850	856
[5,7]	DNB Bank ASA	2.150%	12/2/22	9,250	9,539
[5,9]	DNB Bank ASA	0.050%	11/14/23	2,000	2,362
[5,7]	Equitable Financial Life Global Funding	0.500%	11/17/23	10,000	9,977
[5]	Fifth Third Bank NA	1.800%	1/30/23	2,000	2,050
[5]	First Republic Bank	2.500%	6/6/22	2,770	2,831
[5]	First Republic Bank	1.912%	2/12/24	15,840	16,209
[7]	Five Corners Funding Trust	4.419%	11/15/23	5,000	5,481
[7,10]	GA Global Funding Trust	1.000%	4/8/24	5,000	4,994
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,000	3,004
[5]	Goldman Sachs Group Inc.	2.876%	10/31/22	34,440	34,899
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,300	4,537
[5]	Goldman Sachs Group Inc.	0.481%	1/27/23	10,000	9,975
	Goldman Sachs Group Inc.	3.200%	2/23/23	8,000	8,372
	Goldman Sachs Group Inc.	0.523%	3/8/23	16,000	16,001
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,630	5,795
[5]	Goldman Sachs Group Inc.	0.627%	11/17/23	15,630	15,614
	Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	16,354
	Goldman Sachs Group Inc.	0.673%	3/8/24	10,000	9,988
[5,9]	Goldman Sachs Group Inc.	1.375%	5/15/24	3,000	3,619
	Goldman Sachs Group Inc.	3.500%	4/1/25	12,982	14,042
[5,7]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	3,840	3,777
[5]	HSBC Holdings plc	3.262%	3/13/23	28,633	29,353
	HSBC Holdings plc	3.600%	5/25/23	17,734	18,872
[5]	HSBC Holdings plc	3.033%	11/22/23	19,420	20,217
[5]	HSBC Holdings plc	3.950%	5/18/24	14,505	15,457
[9]	HSBC Holdings plc	0.875%	9/6/24	2,200	2,652
[5]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,376
[5]	Huntington National Bank	2.500%	8/7/22	3,000	3,083
	ING Groep NV	4.100%	10/2/23	2,150	2,327
[5,9]	JPMorgan Chase & Co.	2.750%	8/24/22	2,000	2,444
	JPMorgan Chase & Co.	2.972%	1/15/23	13,675	13,950
	JPMorgan Chase & Co.	3.200%	1/25/23	1,895	1,989
[5]	JPMorgan Chase & Co.	3.207%	4/1/23	15,120	15,518
[5]	JPMorgan Chase & Co.	2.776%	4/25/23	25,135	25,729
	JPMorgan Chase & Co.	3.375%	5/1/23	1,000	1,059
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	11,290	11,912
[5]	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	5,101
[5]	JPMorgan Chase & Co.	3.797%	7/23/24	2,660	2,847
[5]	JPMorgan Chase & Co.	0.653%	9/16/24	3,000	3,002
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	23,163	25,039
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,339

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	38,468	41,073
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,870
[5]	KeyBank NA	3.375%	3/7/23	4,000	4,232
[5]	KeyBank NA	0.423%	1/3/24	8,330	8,318
	Lloyds Banking Group plc	3.000%	1/11/22	3,020	3,080
[5]	Lloyds Banking Group plc	2.858%	3/17/23	14,700	14,996
[5]	Lloyds Banking Group plc	1.326%	6/15/23	7,445	7,520
	Lloyds Banking Group plc	4.050%	8/16/23	5,000	5,393
[5]	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,358
	Loews Corp.	2.625%	5/15/23	2,000	2,079
[5,7,10]	LSEGA Financing plc	0.650%	4/6/24	4,135	4,109
[5,7]	Macquarie Group Ltd.	3.189%	11/28/23	5,792	6,030
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,616
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,700	2,908
[5,7]	MassMutual Global Funding II	0.850%	6/9/23	9,500	9,555
[5,7]	Metropolitan Life Global Funding I	0.900%	6/8/23	3,220	3,246
[5,7]	Metropolitan Life Global Funding I	0.400%	1/7/24	4,210	4,178
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	1,500	1,515
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,066	1,075
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	24,895	25,552
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	53,915	55,403
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	10,032
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	6,159
[5]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	29,080	29,009
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	4,000	4,119
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	5,157	5,151
[5,7]	Mizuho Bank Ltd.	2.950%	10/17/22	940	977
[5,7]	Mizuho Bank Ltd.	3.500%	3/21/23	4,550	4,802
	Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,294
	Mizuho Financial Group Inc.	2.601%	9/11/22	9,900	10,192
[5]	Mizuho Financial Group Inc.	2.721%	7/16/23	13,500	13,864
[5]	Mizuho Financial Group Inc.	1.241%	7/10/24	21,453	21,694
[5]	Morgan Stanley	2.500%	4/21/21	13,738	13,752
[5]	Morgan Stanley	2.625%	11/17/21	16,052	16,293
	Morgan Stanley	2.750%	5/19/22	44,365	45,574
[5]	Morgan Stanley	3.125%	1/23/23	3,135	3,282
[5]	Morgan Stanley	3.750%	2/25/23	8,515	9,025
[5]	Morgan Stanley	0.560%	11/10/23	14,130	14,119
[5]	Morgan Stanley	0.529%	1/25/24	21,430	21,373
[5]	Morgan Stanley	3.737%	4/24/24	5,000	5,312
[5,9]	Morgan Stanley	0.637%	7/26/24	2,000	2,382
[5]	Morgan Stanley	2.720%	7/22/25	2,854	3,004
[5]	Morgan Stanley	2.188%	4/28/26	15,000	15,494
[5,7]	MUFG Bank Ltd.	2.850%	9/8/21	1,740	1,759
[5]	MUFG Union Bank NA	3.150%	4/1/22	13,875	14,240
[5]	MUFG Union Bank NA	2.100%	12/9/22	4,000	4,106
[5,9]	National Australia Bank Ltd.	0.250%	5/20/24	1,620	1,929
[5,7]	National Bank of Canada	2.150%	10/7/22	11,780	12,037
[5]	National Bank of Canada	2.100%	2/1/23	6,670	6,851
[5]	National Bank of Canada	0.900%	8/15/23	2,870	2,884
[5]	National Bank of Canada	0.550%	11/15/24	4,600	4,581
[5,7]	Nationwide Building Society	2.000%	1/27/23	4,625	4,752
[5,9]	Nationwide Building Society	0.625%	4/19/23	2,000	2,382
[5,7]	Nationwide Building Society	3.900%	7/21/25	7,000	7,717
[5,7]	Nationwide Building Society	1.000%	8/28/25	2,870	2,814
[5,7]	Nordea Bank Abp	1.000%	6/9/23	10,570	10,663
[5,7]	Nordea Bank Abp	0.750%	8/28/25	4,310	4,220
[5,7]	Pacific Life Global Funding II	0.500%	9/23/23	14,070	14,049
[5]	PNC Bank NA	2.232%	7/22/22	7,444	7,485
[5]	PNC Bank NA	2.700%	11/1/22	5,213	5,389
[5]	PNC Bank NA	2.028%	12/9/22	5,000	5,055

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	PNC Bank NA	2.950%	1/30/23	10,000	10,421
[5]	PNC Bank NA	1.743%	2/24/23	13,000	13,161
[5]	PNC Bank NA	3.500%	6/8/23	5,165	5,491
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,233
[5,7]	Principal Life Global Funding II	0.500%	1/8/24	7,500	7,485
[5,7]	Protective Life Global Funding	0.631%	10/13/23	3,230	3,231
	Realty Income Corp.	4.650%	8/1/23	10,400	11,272
[5,7]	Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	2,055
[5]	Royal Bank of Canada	1.600%	4/17/23	16,252	16,638
[5]	Royal Bank of Canada	3.700%	10/5/23	5,000	5,386
[5]	Royal Bank of Canada	0.500%	10/26/23	2,840	2,837
[5]	Royal Bank of Canada	0.425%	1/19/24	5,000	4,951
[5]	Royal Bank of Canada	2.550%	7/16/24	2,000	2,111
	Santander UK plc	3.400%	6/1/21	22,680	22,789
	Santander UK plc	2.100%	1/13/23	6,306	6,498
[5,7]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	9,170	9,450
[5,7]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	8,560	8,575
[5,7]	Standard Chartered plc	1.319%	10/14/23	3,350	3,375
	State Street Corp.	2.825%	3/30/23	5,330	5,463
[5]	State Street Corp.	2.653%	5/15/23	10,475	10,738
	State Street Corp.	2.901%	3/30/26	15,273	16,229
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,700	1,720
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,850	8,082
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,408	5,582
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,744
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	15,914	17,047
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,080	2,250
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	900	895
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	8,273
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	15,647	15,618
[5,7]	Svenska Handelsbanken AB	0.625%	6/30/23	6,000	6,027
[5]	Svenska Handelsbanken AB	3.900%	11/20/23	7,210	7,837
[5,9]	Svenska Handelsbanken AB	0.125%	6/18/24	1,620	1,921
[5,9]	Swedbank AB	0.300%	9/6/22	2,000	2,366
[5,7]	Swedbank AB	0.600%	9/25/23	3,835	3,837
[5,7]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,162
[5]	Toronto-Dominion Bank	0.750%	6/12/23	11,280	11,356
[5]	Toronto-Dominion Bank	3.500%	7/19/23	7,440	7,976
[5,9]	Toronto-Dominion Bank	0.625%	7/20/23	1,620	1,938
[5]	Toronto-Dominion Bank	0.450%	9/11/23	7,365	7,344
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,722
[5]	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,295
[5]	Truist Bank	3.502%	8/2/22	2,100	2,121
[5]	Truist Bank	3.000%	2/2/23	3,000	3,133
[5]	Truist Bank	3.200%	4/1/24	5,000	5,360
[5]	Truist Bank	1.500%	3/10/25	440	446
[5]	Truist Financial Corp.	2.200%	3/16/23	9,520	9,837
[5]	Truist Financial Corp.	3.750%	12/6/23	6,610	7,158
[5]	Truist Financial Corp.	2.500%	8/1/24	11,215	11,810
[8,11]	UBS AG, 3M Australian Bank Bill Rate + 0.670%	0.680%	7/30/23	29,512	22,554
[5,7]	UBS Group AG	3.491%	5/23/23	3,400	3,507
[5,7]	UBS Group AG	2.859%	8/15/23	15,310	15,776
[5,7]	UBS Group AG	1.008%	7/30/24	4,445	4,471
	US Bancorp	2.400%	7/30/24	9,785	10,315
[5]	Wells Fargo & Co.	3.750%	1/24/24	16,850	18,224
[5,9]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,785
[5]	Wells Fargo & Co.	1.654%	6/2/24	19,270	19,635
[5]	Wells Fargo & Co.	3.550%	9/29/25	3,788	4,121
[5]	Wells Fargo Bank NA	2.082%	9/9/22	14,500	14,604
[5]	Wells Fargo Bank NA	3.550%	8/14/23	12,385	13,253
	Westpac Banking Corp.	3.650%	5/15/23	4,500	4,797

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Westpac Banking Corp.	0.750%	10/17/23	3,620	4,358
	Westpac Banking Corp.	3.300%	2/26/24	5,000	5,380
					2,071,795
Health Care (1.3%)
[9]	Abbott Ireland Financing DAC	0.875%	9/27/23	2,000	2,407
	Bristol-Myers Squibb Co.	2.600%	5/16/22	9,276	9,501
	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,207
	Bristol-Myers Squibb Co.	0.537%	11/13/23	20,000	20,015
	Bristol-Myers Squibb Co.	2.900%	7/26/24	5,807	6,211
	GlaxoSmithKline Capital plc	2.875%	6/1/22	30,410	31,261
[5,9]	GlaxoSmithKline Capital plc	0.125%	5/12/23	3,620	4,277
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,125	6,133
	GlaxoSmithKline Capital plc	3.000%	6/1/24	6,780	7,239
[5,9]	Medtronic Global Holdings SCA	0.000%	12/2/22	2,000	2,356
	Pfizer Inc.	3.400%	5/15/24	1,750	1,897
[5,9]	Sanofi	0.000%	3/21/22	2,000	2,353
[5]	SSM Health Care Corp.	3.688%	6/1/23	5,985	6,340
	UnitedHealth Group Inc.	2.375%	10/15/22	3,462	3,569
	UnitedHealth Group Inc.	2.875%	3/15/23	3,246	3,398
	UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,543
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,340
					116,047
Industrials (0.3%)
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	855	926
[5]	Caterpillar Financial Services Corp.	1.900%	9/6/22	130	133
[5]	Caterpillar Financial Services Corp.	0.450%	9/14/23	7,370	7,357
[5]	Caterpillar Financial Services Corp.	2.850%	5/17/24	1,300	1,386
	Precision Castparts Corp.	2.500%	1/15/23	5,500	5,678
[5,7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	9,434
[9]	United Parcel Service Inc.	0.375%	11/15/23	2,320	2,759
					27,673
Materials (0.2%)
[5,7]	Georgia-Pacific LLC	0.625%	5/15/24	19,500	19,407
[5,9]	Linde Finance BV	0.250%	1/18/22	2,000	2,357
					21,764
Real Estate (0.2%)
	Camden Property Trust	2.950%	12/15/22	3,080	3,192
	Camden Property Trust	4.250%	1/15/24	3,890	4,246
	Simon Property Group LP	2.350%	1/30/22	4,000	4,045
	Simon Property Group LP	2.625%	6/15/22	470	480
	Simon Property Group LP	2.750%	6/1/23	1,970	2,051
					14,014
Technology (0.0%)
[9]	International Business Machines Corp.	0.375%	1/31/23	2,000	2,372
					2,372
Utilities (0.7%)
[5]	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,000	2,101
	Duke Energy Carolinas LLC	3.350%	5/15/22	8,255	8,532
	Entergy Louisiana LLC	0.620%	11/17/23	12,675	12,691
[5]	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	4,957
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	533	536
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,642
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	2,000	2,037
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	8,500	9,032
	Northern States Power Co.	2.600%	5/15/23	900	933
	NSTAR Electric Co.	3.500%	9/15/21	550	553
	NSTAR Electric Co.	2.375%	10/15/22	1,440	1,474

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	3,955
[5]	State Grid Overseas Investment Ltd.	2.750%	5/4/22	5,542	5,658
[5]	Virginia Electric & Power Co.	2.750%	3/15/23	7,474	7,754
					61,855
Total Corporate Bonds (Cost $2,570,534)					2,593,573
Sovereign Bonds (7.3%)
[5]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	6,360
[5,7]	Bermuda	4.138%	1/3/23	7,000	7,376
[5]	Bermuda	4.138%	1/3/23	11,150	11,801
[5]	Bermuda	4.854%	2/6/24	268	296
[5,7]	CDP Financial Inc.	2.750%	3/7/22	22,500	23,008
[5,7]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,882
	Corp. Andina de Fomento	2.125%	9/27/21	1,000	1,007
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,341
[5,7,12]	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,077
[5,7,12]	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,598
[5,7,12]	Dexia Credit Local SA	3.250%	9/26/23	50,000	53,434
[5]	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,547
[5,7]	Emirate of Abu Dhabi	0.750%	9/2/23	24,700	24,759
[5]	Emirate of Abu Dhabi	0.750%	9/2/23	31,424	31,556
[5,7]	Emirate of Abu Dhabi	2.125%	9/30/24	12,100	12,637
[5]	Emirate of Abu Dhabi	2.125%	9/30/24	2,160	2,256
[5,7]	Emirate of Abu Dhabi	2.500%	4/16/25	6,373	6,711
[5]	Emirate of Abu Dhabi	2.500%	4/16/25	9,650	10,187
	Equinor ASA	3.150%	1/23/22	3,000	3,067
	Equinor ASA	2.650%	1/15/24	2,000	2,110
	Equinor ASA	1.750%	1/22/26	5,000	5,109
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,497
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	27,216
[5]	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	26,132
[13]	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,504
[13]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,296
[5]	Kingdom of Saudi Arabia	2.375%	10/26/21	18,594	18,795
	Korea Development Bank	4.625%	11/16/21	2,315	2,375
	Korea Development Bank	3.000%	3/19/22	12,500	12,814
	Korea Development Bank	0.500%	10/27/23	24,000	24,000
	Korea Development Bank	3.750%	1/22/24	10,000	10,889
[5]	Korea Development Bank	1.750%	2/18/25	7,000	7,168
[5]	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,431
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,897
[5]	KSA Sukuk Ltd.	2.894%	4/20/22	5,000	5,130
	Province of Manitoba	2.100%	9/6/22	1,400	1,434
	Province of Quebec	2.750%	8/25/21	6,350	6,414
	Republic of Chile	2.250%	10/30/22	7,000	7,166
[9]	Republic of Chile	1.625%	1/30/25	2,133	2,654
[5]	Republic of Latvia	5.250%	6/16/21	4,000	4,036
[5]	Republic of Lithuania	6.625%	2/1/22	42,390	44,552
[5,7]	Republic of Lithuania	6.625%	2/1/22	5,717	6,009
	Republic of Poland	5.125%	4/21/21	1,350	1,352
	Republic of Poland	5.000%	3/23/22	20,135	21,038
[5]	Republic of Slovenia	5.500%	10/26/22	303	327
[5,7]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	3,023
[5]	Slovak Republic	4.375%	5/21/22	58,542	61,131
	SoQ Sukuk A QSC	3.241%	1/18/23	358	375
	State of Israel	3.150%	6/30/23	2,000	2,116
[5]	State of Kuwait	2.750%	3/20/22	30,530	31,211
[5]	State of Qatar	4.500%	1/20/22	6,000	6,200
[5]	State of Qatar	3.875%	4/23/23	10,734	11,447

Institutional Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,616
Total Sovereign Bonds (Cost $647,673)					660,364
Taxable Municipal Bonds (0.9%)
	Florida State Board of Administration Finance Corp.	1.258%	7/1/25	56,750	57,276
	University of California	0.883%	5/15/25	27,000	27,008
Total Taxable Municipal Bonds (Cost $83,750)					84,284
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[14]	Vanguard Market Liquidity Fund (Cost $64,672)	0.081%		646,717	64,672
Total Investments (101.1%) (Cost $9,088,987)					9,163,563
Other Assets and Liabilities—Net (-1.1%)					(104,167)
Net Assets (100%)					9,059,396
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $71,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $11,228,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $6,911,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $1,327,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $1,352,597,000, representing 14.9% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
11	Face amount denominated in Australian dollars.
12	Guaranteed by multiple countries.
13	Guaranteed by the Government of Japan.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	2,047	451,827	(408)
5-Year U.S. Treasury Note	June 2021	964	118,956	(81)
Long U.S. Treasury Bond	June 2021	91	14,068	(549)
				(1,038)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(208)	(27,235)	662
Euro-Bobl	June 2021	(11)	(1,742)	(1)
Euro-Schatz	June 2021	(668)	(87,815)	5
Ultra 10-Year U.S. Treasury Note	June 2021	(29)	(4,167)	48
				714
				(324)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	4/30/21	USD	35,818	EUR	30,268	304	—
BNP Paribas	4/30/21	USD	35,678	EUR	30,000	479	—
Citibank, N.A.	4/30/21	USD	8,587	EUR	7,318	2	—
Standard Chartered Bank	4/30/21	USD	2,423	EUR	2,047	20	—
						805	—
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A1	6/20/26	MSCS	2,940	1.000	62	61	1	—

Institutional Short-Term Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(28)	8	—	(36)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(54)	15	—	(69)
					(82)	23	—	(105)
					(20)	84	1	(105)
1 Periodic premium received/paid quarterly.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $519,000 and cash of $180,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/16/23	6/16/21	149,770	0.000	(0.000)	480	39
6/16/24	6/16/21	100,546	0.000	(0.000)	1,158	160
6/16/25	6/16/21	72,486	0.000	(0.250)	1,152	298
6/16/26	6/16/21	55,037	0.000	(0.250)	1,768	413
6/16/28	6/16/21	45,351	0.000	(0.500)	2,345	593
					6,903	1,503
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,024,315)	9,098,891
Affiliated Issuers (Cost $64,672)	64,672
Total Investments in Securities	9,163,563
Investment in Vanguard	339
Receivables for Investment Securities Sold	896,531
Receivables for Accrued Income	23,791
Swap Premiums Paid	84
Variation Margin Receivable—Centrally Cleared Swap Contracts	262
Unrealized Appreciation—Forward Currency Contracts	805
Unrealized Appreciation—Over-the-Counter Swap Contracts	1
Total Assets	10,085,376
Liabilities
Due to Custodian	5,735
Payables for Investment Securities Purchased	1,019,928
Payables to Vanguard	41
Variation Margin Payable—Futures Contracts	171
Unrealized Depreciation—Over-the-Counter Swap Contracts	105
Total Liabilities	1,025,980
Net Assets	9,059,396
At March 31, 2021, net assets consisted of:

Paid-in Capital	8,935,479
Total Distributable Earnings (Loss)	123,917
Net Assets	9,059,396

Net Assets
Applicable to 648,748,657 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,059,396
Net Asset Value Per Share	$13.96
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Interest[1]	61,778
Total Income	61,778
Expenses
The Vanguard Group—Note B
Investment Advisory Services	101
Management and Administrative	739
Marketing and Distribution	33
Custodian Fees	23
Trustees’ Fees and Expenses	1
Total Expenses	897
Net Investment Income	60,881
Realized Net Gain (Loss)
Investment Securities Sold[1]	39,411
Futures Contracts	11,964
Swap Contracts	6,161
Forward Currency Contracts	17
Foreign Currencies	17
Realized Net Gain (Loss)	57,570
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(88,659)
Futures Contracts	(704)
Swap Contracts	1,394
Forward Currency Contracts	824
Foreign Currencies	(41)
Change in Unrealized Appreciation (Depreciation)	(87,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,265
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $151,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,881	162,051
Realized Net Gain (Loss)	57,570	65,287
Change in Unrealized Appreciation (Depreciation)	(87,186)	65,075
Net Increase (Decrease) in Net Assets Resulting from Operations	31,265	292,413
Distributions
Total Distributions	(93,180)	(162,064)
Capital Share Transactions
Issued	1,336,844	2,112,377
Issued in Lieu of Cash Distributions	93,180	162,064
Redeemed	(565,144)	(1,929,309)
Net Increase (Decrease) from Capital Share Transactions	864,880	345,132
Total Increase (Decrease)	802,965	475,481
Net Assets
Beginning of Period	8,256,431	7,780,950
End of Period	9,059,396	8,256,431
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.06	$13.82	$13.55	$13.75	$13.84	$13.79
Investment Operations
Net Investment Income	.095[1]	.316[1]	.373[1]	.293[1]	.221[1]	.188
Net Realized and Unrealized Gain (Loss) on Investments	(.051)	.244	.271	(.202)	(.071)	.052
Total from Investment Operations	.044	.560	.644	.091	.150	.240
Distributions
Dividends from Net Investment Income	(.094)	(.320)	(.374)	(.291)	(.229)	(.187)
Distributions from Realized Capital Gains	(.050)	—	—	—	(.011)	(.003)
Total Distributions	(.144)	(.320)	(.374)	(.291)	(.240)	(.190)
Net Asset Value, End of Period	$13.96	$14.06	$13.82	$13.55	$13.75	$13.84
Total Return	0.32%	4.10%	4.81%	0.67%	1.10%	1.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,059	$8,256	$7,781	$7,796	$7,233	$10,397
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.36%	2.27%	2.73%	2.15%	1.61%	1.37%
Portfolio Turnover Rate	79%[2]	118%	83%	118%[3]	66%	119%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 17% attributable to mortgage-dollar-roll activity.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Institutional Short-Term Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 11% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Institutional Short-Term Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a

Institutional Short-Term Bond Fund
payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2021, the fund's average amounts of investments in credit protection sold and credit protection purchased each represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At March 31, 2021, counterparties had deposited in segregated accounts cash of $7,275,000 in connection with TBA transactions.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be

Institutional Short-Term Bond Fund
repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

Institutional Short-Term Bond Fund
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $339,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,692,517	—	2,692,517
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,068,153	—	3,068,153
Corporate Bonds	—	2,593,573	—	2,593,573
Sovereign Bonds	—	660,364	—	660,364
Taxable Municipal Bonds	—	84,284	—	84,284
Temporary Cash Investments	64,672	—	—	64,672
Total	64,672	9,098,891	—	9,163,563

Institutional Short-Term Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	715	—	—	715
Forward Currency Contracts	—	805	—	805
Swap Contracts	1,503[1]	1	—	1,504
Total	2,218	806	—	3,024
Liabilities
Futures Contracts[1]	1,039	—	—	1,039
Swap Contracts	—	105	—	105
Total	1,039	105	—	1,144
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At March 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	84	84
Unrealized Appreciation—Futures Contracts[1]	715	—	—	715
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	1,503	—	—	1,503
Unrealized Appreciation—Forward Currency Contracts	—	805	—	805
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	1	1
Total Assets	2,218	805	85	3,108

Unrealized Depreciation—Futures Contracts[1]	1,039	—	—	1,039
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	105	105
Total Liabilities	1,039	—	105	1,144
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	11,964	—	—	11,964

Institutional Short-Term Bond Fund
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Forward Currency Contracts	—	17	—	17
Swap Contracts	6,158	—	3	6,161
Realized Net Gain (Loss) on Derivatives	18,122	17	3	18,142

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(704)	—	—	(704)
Forward Currency Contracts	—	824	—	824
Swap Contracts	1,363	—	31	1,394
Change in Unrealized Appreciation (Depreciation) on Derivatives	659	824	31	1,514
E.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,089,220
Gross Unrealized Appreciation	102,062
Gross Unrealized Depreciation	(25,755)
Net Unrealized Appreciation (Depreciation)	76,307
F.	During the six months ended March 31, 2021, the fund purchased $1,471,877,000 of investment securities and sold $2,291,225,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,768,892,000 and $4,786,745,000, respectively.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	95,196	151,334
Issued in Lieu of Cash Distributions	6,652	11,649
Redeemed	(40,315)	(138,913)
Net Increase (Decrease) in Shares Outstanding	61,533	24,070
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund
Fund Allocation
As of March 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	9.2%
Corporate Bonds	29.1
Sovereign Bonds	2.8
Taxable Municipal Bonds	1.0
U.S. Government and Agency Obligations	57.9
The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Intermediate-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (58.9%)
U.S. Government Securities (25.5%)
	United States Treasury Note/Bond	0.125%	6/30/22	250,000	250,039
	United States Treasury Note/Bond	0.125%	7/31/22	250,000	250,039
[1]	United States Treasury Note/Bond	0.125%	10/31/22	500,000	499,922
[1]	United States Treasury Note/Bond	0.125%	11/30/22	500,000	499,922
	United States Treasury Note/Bond	1.375%	2/15/23	135,000	138,080
	United States Treasury Note/Bond	0.500%	3/15/23	380,000	382,434
	United States Treasury Note/Bond	0.250%	4/15/23	450,000	450,703
	United States Treasury Note/Bond	0.125%	5/15/23	150,000	149,812
	United States Treasury Note/Bond	0.250%	6/15/23	400,000	400,437
	United States Treasury Note/Bond	0.125%	9/15/23	250,000	249,297
[1]	United States Treasury Note/Bond	0.125%	10/15/23	500,000	498,359
[1]	United States Treasury Note/Bond	0.250%	11/15/23	500,000	499,687
[1]	United States Treasury Note/Bond	0.125%	1/15/24	500,000	497,422
	United States Treasury Note/Bond	0.125%	2/15/24	150,000	149,180
[1]	United States Treasury Note/Bond	0.250%	3/15/24	800,000	797,875
	United States Treasury Note/Bond	1.500%	11/30/24	100,000	103,391
[2]	United States Treasury Note/Bond	1.750%	12/31/24	75,000	78,234
	United States Treasury Note/Bond	1.375%	1/31/25	300,000	308,672
	United States Treasury Note/Bond	0.500%	3/31/25	100,000	99,344
	United States Treasury Note/Bond	0.250%	7/31/25	200,000	195,594
	United States Treasury Note/Bond	0.250%	8/31/25	300,000	292,969
	United States Treasury Note/Bond	0.250%	9/30/25	300,000	292,594
[1]	United States Treasury Note/Bond	0.250%	10/31/25	500,000	486,875
	United States Treasury Note/Bond	2.250%	3/31/26	100,000	106,453
	United States Treasury Note/Bond	1.625%	11/30/26	175,000	179,977
[3]	United States Treasury Note/Bond	0.625%	3/31/27	250,000	241,719
	United States Treasury Note/Bond	0.750%	1/31/28	150,000	143,836
					8,242,866
Agency Bonds and Notes (0.1%)
[4,5]	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	4,134
	Federal Home Loan Banks	3.125%	6/13/25	6,300	6,915
	Federal Home Loan Banks	3.125%	9/12/25	7,050	7,758
	Federal Home Loan Banks	2.500%	12/10/27	8,450	9,056
	Federal Home Loan Banks	3.250%	6/9/28	2,100	2,350
[4]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,402
					31,615
Conventional Mortgage-Backed Securities (28.5%)
[4,5]	Fannie Mae Pool	3.000%	3/1/43–1/1/50	177,336	183,225
[4,5]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	84,398	88,000

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae Pool	4.000%	6/1/47–3/1/50	145,783	153,215
[4,5]	Fannie Mae Pool	4.500%	9/1/48–3/1/50	66,199	70,004
[4,5]	Fannie Mae Pool	5.000%	10/1/49	2,049	2,189
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	3,831	3,934
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/47	16,855	17,612
[4,5]	Freddie Mac Gold Pool	3.000%	2/1/27–11/1/49	133,296	139,954
[4,5]	Freddie Mac Gold Pool	3.500%	12/1/25–2/1/50	238,201	252,705
[4,5]	Freddie Mac Gold Pool	4.000%	5/1/24–12/1/49	122,570	129,824
[4,5]	Freddie Mac Gold Pool	4.500%	1/1/22–3/1/50	126,704	136,664
[4,5]	Freddie Mac Gold Pool	5.000%	2/1/22–2/1/50	15,783	17,696
[4,5]	Freddie Mac Gold Pool	5.500%	2/1/32–8/1/40	18,343	20,892
[4,5]	Freddie Mac Gold Pool	6.000%	10/1/27–5/1/40	13,955	16,309
[4,5]	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/39	6,481	7,447
[4,5]	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,277	1,438
[4,5]	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/38	1,797	2,093
[4,5]	Freddie Mac Gold Pool	8.000%	4/1/30–7/1/30	8	9
[4,6]	Ginnie Mae I Pool	2.500%	1/15/43–5/15/51	128,461	132,332
[4,6]	Ginnie Mae I Pool	3.000%	3/20/27–5/15/51	294,127	305,802
[4,6]	Ginnie Mae I Pool	3.500%	1/15/42–4/15/51	622,818	665,135
[4]	Ginnie Mae I Pool	4.000%	2/20/34–12/20/49	154,716	167,596
[4]	Ginnie Mae I Pool	4.500%	3/20/33–11/20/49	280,073	303,787
[4]	Ginnie Mae I Pool	5.000%	9/15/33–11/20/49	37,576	41,845
[4]	Ginnie Mae I Pool	5.500%	3/15/31–3/20/41	7,655	8,756
[4]	Ginnie Mae I Pool	6.000%	12/15/28–9/20/41	6,848	7,865
[4]	Ginnie Mae I Pool	6.500%	12/15/27–7/20/39	2,177	2,468
[4]	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	116	127
[4]	Ginnie Mae I Pool	7.500%	4/15/31–3/15/32	34	40
[4]	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	32	37
[4]	Ginnie Mae I Pool	8.500%	7/15/30	11	12
[4,6]	Ginnie Mae II Pool	2.000%	4/15/51–5/15/51	235,750	237,629
[4,5,6]	UMBS Pool	1.500%	4/25/36–4/15/51	139,500	139,849
[4,5,6]	UMBS Pool	2.000%	5/1/28–5/15/51	1,402,279	1,401,922
[4,5,6]	UMBS Pool	2.500%	9/1/27–6/15/51	1,364,850	1,405,069
[4,5,6]	UMBS Pool	3.000%	8/1/21–4/25/51	1,022,535	1,072,008
[4,5]	UMBS Pool	3.500%	1/1/22–6/1/50	728,858	780,301
[4,5]	UMBS Pool	4.000%	3/1/24–7/1/49	562,901	606,663
[4,5]	UMBS Pool	4.500%	5/1/23–3/1/49	241,723	268,340
[4,5]	UMBS Pool	5.000%	12/1/22–10/1/49	89,805	101,740
[4,5]	UMBS Pool	5.500%	2/1/22–5/1/44	179,654	209,986
[4,5]	UMBS Pool	6.000%	7/1/21–7/1/41	95,086	111,656
[4,5]	UMBS Pool	6.500%	8/1/21–6/1/40	5,902	6,781
[4,5]	UMBS Pool	7.000%	9/1/28–12/1/38	2,235	2,573
[4,5]	UMBS Pool	7.500%	8/1/30–6/1/32	134	157
[4,5]	UMBS Pool	8.000%	7/1/30–1/1/31	8	10
[4,5]	UMBS Pool	8.500%	12/1/30	6	7
					9,223,703
Nonconventional Mortgage-Backed Securities (4.8%)
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	13	14
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	16	16
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.706%	7/1/33	67	69
[4,5,7]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	3	3

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.000%	2.125%	12/1/32	4	4
[4,5,7]	Fannie Mae Pool, 1YR CMT + 2.210%	3.090%	5/1/33	34	36
[4,5]	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	40,760	40,522
[4,5]	Fannie Mae REMICS	1.850%	8/25/46	10,611	10,674
[4,5]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	123,380	125,869
[4,5]	Fannie Mae REMICS	2.750%	8/25/47	12,487	12,802
[4,5]	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	96,959	99,439
[4,5]	Fannie Mae REMICS	3.500%	12/25/41–7/25/48	85,009	90,146
[4,5]	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	45,150	48,665
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	5,676	6,551
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.536%	8/1/37	48	51
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.336%	2/1/33	8	9
[4,5,7]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.461%	10/1/32	9	9
[4,5]	Freddie Mac REMICS	2.500%	9/15/47–2/25/50	95,108	97,563
[4,5]	Freddie Mac REMICS	3.000%	12/15/47	9,732	9,914
[4,5]	Freddie Mac REMICS	3.500%	4/15/38–6/15/49	272,744	289,056
[4,5]	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	184,363	197,566
[4,5]	Freddie Mac REMICS	5.500%	8/15/38	11,394	12,985
[4,5]	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	80,622	97,227
[4]	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	242,951	250,942
[4]	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	100,675	106,487
[4]	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	19,236	19,933
[4]	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	31,935	37,775
					1,554,327
Total U.S. Government and Agency Obligations (Cost $18,993,972)					19,052,511
Asset-Backed/Commercial Mortgage-Backed Securities (9.4%)
[4]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	1,770	1,783
[4]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	569	572
[4]	Ally Auto Receivables Trust Series 2019-1	3.020%	4/15/24	4,910	5,088
[4]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	12,310	12,462
[4]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	710	729
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	3,350	3,363
[4]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	6,130	6,139
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	15,660	15,645
[4,8]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	460	508
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2017-1A	3.070%	9/20/23	2,745	2,831
[4,8]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	4,430	4,528
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.441%	9/15/48	912	973
[4]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	362
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	280	308
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,906
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,216
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	440	477
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	13,570	14,558
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	1,190	1,298

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	4,170	4,564
[4]	BANK Series 2018-BN10	3.641%	2/15/61	1,030	1,130
[4]	BANK Series 2018-BN12	4.255%	5/15/61	780	885
[4]	BANK Series 2018-BN14	4.185%	9/15/60	160	180
[4]	BANK Series 2018-BN14	4.231%	9/15/60	1,055	1,196
[4]	BANK Series 2019-BN17	3.623%	4/15/52	285	314
[4]	BANK Series 2019-BN17	3.714%	4/15/52	4,459	4,911
[4]	BANK Series 2019-BN19	3.183%	8/15/61	3,910	4,167
[4]	BANK Series 2019-BN20	3.011%	9/15/62	7,180	7,557
[4]	BANK Series 2019-BN23	2.846%	12/15/52	1,900	2,018
[4]	BANK Series 2019-BN23	2.920%	12/15/52	11,780	12,316
[4]	BANK Series 2019-BN24	2.960%	11/15/62	30,620	32,103
[4]	BANK Series 2020-BN28	1.725%	3/15/63	7,000	6,904
[4]	BANK Series 2020-BN30	1.673%	12/15/53	5,050	4,965
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	13,740
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,577
[4]	BBCMS Mortgage Trust Series 2020-C8	1.867%	10/15/53	5,880	5,850
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	1,360	1,488
[4]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	305	336
[4]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	5,250	5,574
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	20,500	21,446
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	3,320	3,423
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	7,063
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,364
[4]	Benchmark Mortgage Trust Series 2020-B22	1.731%	1/15/54	4,550	4,479
[4]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	9,200	9,289
[4]	BMW Vehicle Owner Trust Series 2019-A	1.920%	1/25/24	23,707	23,974
[4]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	17,400	17,439
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	2,720	2,728
[4,7]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	0.401%	6/25/26	140	140
[4,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	0.988%	2/25/30	674	677
[4,8]	Canadian Pacer Auto Receivables Trust Series 2018-1A	3.220%	9/19/22	2,964	2,977
[4,8]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.270%	12/19/22	2,573	2,594
[4,8]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	2,630	2,693
[4,8]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,300	1,346
[4,8]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	8,600	8,728
[4,8]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	1,840	1,871
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	18,800	19,793
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	22,300	23,212

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	10,516	10,663
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	4,210	4,361
[4]	Capital One Prime Auto Receivables Trust Series 2019-2	1.920%	5/15/24	28,620	29,020
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	14,610	14,823
[4]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	3,550	3,635
[4]	CarMax Auto Owner Trust Series 2017-3	2.220%	11/15/22	9,177	9,227
[4]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	2,470	2,495
[4]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	7,400	7,530
[4]	CarMax Auto Owner Trust Series 2018-3	3.130%	6/15/23	9,822	9,950
[4]	CarMax Auto Owner Trust Series 2018-3	3.270%	3/15/24	4,300	4,462
[4]	CarMax Auto Owner Trust Series 2018-4	3.360%	9/15/23	8,046	8,191
[4]	CarMax Auto Owner Trust Series 2018-4	3.480%	2/15/24	4,290	4,497
[4]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	27,410	27,977
[4]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,000	5,207
[4]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	33,050	33,761
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	4,790	4,970
[4]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	3,040	3,153
[4]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	25,850	25,954
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	2,940	2,945
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,650	2,635
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	5,357
[4]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	17,590	18,181
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	2,710	2,862
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	1,250	1,375
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	525
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	785	855
[4,8]	CFCRE Commercial Mortgage Trust Series 2011-C2	5.758%	12/15/47	2,298	2,326
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,625
[4,8]	Chesapeake Funding II LLC Series 2018-1A	3.040%	4/15/30	5,142	5,179
[4,8]	Chesapeake Funding II LLC Series 2019-1A	2.940%	4/15/31	13,425	13,600
[4,8]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	10,616	10,732
[4,8]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/16/32	9,219	9,265
[4]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	1,528	1,591
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.753%	3/10/47	108	115
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	8,709	9,400
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.575%	5/10/47	664	698
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	4,234	4,596
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	700	745
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	1,575	1,699
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	275	297

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	1,640	1,744
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	4,607	4,975
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	20	21
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	620	679
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,600	2,799
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.050%	4/10/49	3,644	3,797
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	4,321
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,583	9,353
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,842
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.465%	9/15/50	2,460	2,688
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	74
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	10,150	10,509
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	9,242
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	20,500	21,720
[4]	CNH Equipment Trust Series 2017-C	2.080%	2/15/23	731	735
[4]	CNH Equipment Trust Series 2020-A	1.160%	6/16/25	7,250	7,319
[4]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,040	2,090
[4]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	999	1,022
[4,8]	COMM Mortgage Trust Series 2012-CR3	3.416%	10/15/45	770	781
[4]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	1,357	1,395
[4]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	50	51
[4]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	580	595
[4]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	2,059	2,203
[4]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	922	995
[4]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	371	392
[4]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	2,128	2,288
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	4,200	4,554
[4]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	11
[4]	COMM Mortgage Trust Series 2013-CR9	4.219%	7/10/45	1,947	2,080
[4,8]	COMM Mortgage Trust Series 2013-CR9	4.242%	7/10/45	2,331	2,439
[4]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	160	172
[4]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	748	773
[4,8]	COMM Mortgage Trust Series 2014-277P	3.611%	8/10/49	100	107
[4]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	4,000	4,289
[4]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	1,068	1,159
[4]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	10	11
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	1,328	1,444
[4]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	330	355
[4]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	6,145	6,547
[4]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,082	4,431
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	2,247	2,393
[4]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,587	1,723
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	570	614

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	2,466	2,663
[4]	COMM Mortgage Trust Series 2015-CR24	3.696%	8/10/48	2,916	3,197
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	1,838	2,023
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,386	3,700
[4]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	1,195	1,281
[4]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	2,050	2,176
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	10,447
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	941
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,472
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,948
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,280	1,380
[4]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	18,238
[4]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	4,541
[4,8]	Daimler Trucks Retail Trust Series 2019-1	2.770%	8/15/22	28,984	29,214
[4,8]	Daimler Trucks Retail Trust Series 2019-1	2.790%	5/15/25	7,420	7,572
[4]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	9,200	9,649
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	3,210	3,481
[4,8]	Dell Equipment Finance Trust Series 2020-2	0.470%	10/24/22	13,380	13,387
[4,8]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	11,550	11,556
[4,8]	DLL LLC Series 2018-ST2	3.460%	1/20/22	1,132	1,133
[4,8]	DLL LLC Series 2019-DA1	2.890%	4/20/23	3,438	3,476
[4,8]	DLL LLC Series 2019-MT3	2.080%	2/21/23	17,800	17,970
[4,8]	DLL LLC Series 2019-MT3	2.150%	9/21/26	10,200	10,438
[4,7,8]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	0.909%	10/25/56	212	214
[4,8]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	9,249	9,367
[4,8]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	6,633	6,720
[4,8]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	10,590	10,611
[4,8]	Enterprise Fleet Funding LLC Series 2021-1	0.440%	12/21/26	7,520	7,515
[4,5]	Fannie Mae Grantor Trust Series 2017-T1	2.898%	6/25/27	6,919	7,422
[4]	Fifth Third Auto Trust Series 2017-1	2.030%	7/15/24	7,291	7,296
[4,8]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	2,594	2,563
[4,8]	Flagship Credit Auto Trust Series 2020-2	1.490%	7/15/24	3,614	3,635
[4,8]	Fontainebleau Miami Beach Trust Series 2019-FBLU	3.144%	12/10/36	3,380	3,554
[4]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	14,190	14,236
[4]	Ford Credit Auto Lease Trust Series 2020-B	0.690%	10/15/23	4,470	4,493
[4]	Ford Credit Auto Owner Trust Series 2017-B	1.870%	9/15/22	3,056	3,057
[4,8]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	6,690	7,216
[4,8]	Ford Credit Auto Owner Trust Series 2018-2	3.470%	1/15/30	12,560	13,391
[4]	Ford Credit Auto Owner Trust Series 2018-B	3.240%	4/15/23	12,229	12,380
[4]	Ford Credit Auto Owner Trust Series 2018-B	3.380%	3/15/24	8,300	8,611
[4,8]	Ford Credit Auto Owner Trust Series 2019-1	3.520%	7/15/30	13,211	14,232

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	28,618	29,064
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	18,600	19,410
[4,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	2,940	3,043
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	7,830	7,903
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,250	2,300
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	43,000	43,149
[4]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	27,800	27,997
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	10,470	10,434
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	21,965	22,345
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	14,900	15,253
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.230%	9/15/24	37,695	38,699
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,460	8,917
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	29,760	29,835
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	13,150	13,066
[4]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	12,390	12,463
[4]	GM Financial Automobile Leasing Trust Series 2020-2	1.010%	7/22/24	1,640	1,656
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	11,650	11,676
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	3,180	3,190
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,430	4,535
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.020%	5/16/23	7,631	7,717
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-3	3.160%	1/16/24	5,820	5,997
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.210%	10/16/23	7,689	7,802
[4]	GM Financial Consumer Automobile Receivables Trust Series 2018-4	3.320%	6/17/24	8,450	8,793
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-1	3.110%	7/16/24	11,470	11,894
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.650%	2/16/24	19,192	19,460
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	8,260	8,565
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-3	2.180%	4/16/24	14,176	14,361
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.750%	7/16/24	26,510	26,814
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,710	3,809

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	8,640	8,767
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	4,500	4,482
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	8,920	8,908
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	5,840	5,801
[4,8]	GMF Floorplan Owner Revolving Trust Series 2019-1	2.700%	4/15/24	13,170	13,491
[4,8]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	27,600	29,372
[4,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	5,520	5,527
[4,8]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	13,590	13,629
[4,8]	Golden Credit Card Trust Series 2018-4A	3.440%	8/15/25	25,470	27,214
[4,7,8]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.637%	8/25/60	4,780	4,786
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	2,628	2,652
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,110	4,263
[4,8]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	14,300	14,521
[4]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	720	814
[4,8]	GS Mortgage Securities Trust Series 2012-GC6	4.948%	1/10/45	233	238
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,055	1,102
[4]	GS Mortgage Securities Trust Series 2013-GC14	3.955%	8/10/46	30	31
[4]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	5,884	6,336
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	210	227
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	140	151
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	1,663	1,771
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	3,140	3,389
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.136%	2/10/48	87	92
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	40	43
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.498%	7/10/48	7,000	7,459
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,024	2,137
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	1,720	1,869
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	180	190

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	2,490	2,711
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,896
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	1,170	1,246
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	5,550	5,914
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	16,325	17,080
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	9,383
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.340%	2/15/24	10,777	10,906
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	2,960	3,051
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	6,220	6,316
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	2,000	2,057
[4]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	8,180	8,160
[4,8]	Hertz Vehicle Financing II LP Series 2015-3A	2.670%	9/25/21	400	401
[4,8]	Hertz Vehicle Financing II LP Series 2016-2A	2.950%	3/25/22	605	607
[4,8]	Hilton USA Trust Series 2016-HHV	3.719%	11/5/38	30	32
[4]	Honda Auto Receivables Owner Trust Series 2018-3	3.070%	11/21/24	5,020	5,121
[4]	Honda Auto Receivables Owner Trust Series 2018-4	3.300%	7/15/25	11,220	11,572
[4]	Honda Auto Receivables Owner Trust Series 2019-1	2.900%	6/18/24	5,000	5,158
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	11,281	11,449
[4]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	2,530	2,614
[4]	Honda Auto Receivables Owner Trust Series 2019-3	1.780%	8/15/23	33,200	33,612
[4]	Honda Auto Receivables Owner Trust Series 2019-3	1.850%	8/15/25	3,640	3,732
[4]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	30,170	30,692
[4]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	5,610	5,752
[4]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	16,600	16,680
[4]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,300	4,355
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	5,290	5,282
[4,8]	Houston Galleria Mall Trust Series 2015-HGLR	3.087%	3/5/37	13,080	13,219
[4,8]	HPEFS Equipment Trust Series 2019-1A	2.190%	9/20/29	913	915
[4,8]	HPEFS Equipment Trust Series 2019-1A	2.210%	9/20/29	1,500	1,510
[4,8]	HPEFS Equipment Trust Series 2020-1A	1.760%	2/20/30	4,800	4,853
[4,8]	Hyundai Auto Lease Securitization Trust Series 2020-A	1.950%	7/17/23	8,260	8,371

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.510%	9/15/23	14,830	14,872
[4,8]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	2,490	2,497
[4,8]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	3,490	3,488
[4]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	6,050	6,261
[4]	Hyundai Auto Receivables Trust Series 2019-B	1.940%	2/15/24	9,820	9,966
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	5,740	5,921
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	14,260	14,499
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	9,420	9,734
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	22,790	22,818
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	5,050	5,059
[4]	John Deere Owner Trust Series 2019-A	3.000%	1/15/26	4,270	4,424
[4]	John Deere Owner Trust Series 2019-B	2.210%	12/15/23	8,956	9,071
[4]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	9,160	9,179
[4]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	2,410	2,421
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3	4.717%	2/15/46	102	101
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5	5.424%	8/15/46	1,383	1,395
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	314	321
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	2,612	2,777
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	184	197
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	1,250	1,349
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	2,841	2,959
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,612
[4,8]	JP Morgan Commercial Mortgage-Backed Securities Trust Series 2011-RR1	4.717%	3/16/46	2,022	2,023
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.363%	7/15/45	1,220	1,269
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	3,137	3,311
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.044%	7/15/45	1,465	1,546
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	490	517
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,238	4,593
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	3,930	4,250
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	450	477
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	165	178

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	179	189
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,144	1,235
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.231%	1/15/48	84	89
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	165	178
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	110	117
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	250	273
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,489	3,785
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	5,080	5,594
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/50	3,830	4,125
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	2,170	2,364
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	895	974
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	400	431
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	392
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	68
[4,8]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	7,570	7,727
[4,8]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	11,050	11,033
[4,8]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	3,000	2,998
[4,8]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	1,550	1,585
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	2,720	2,721
[4]	Mercedes-Benz Auto Receivables Trust Series 2018-1	3.150%	10/15/24	11,460	11,782
[4]	Mercedes-Benz Auto Receivables Trust Series 2019-1	2.040%	1/15/26	11,300	11,649
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	19,060	19,121
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	5,050	5,079
[4,8]	MMAF Equipment Finance LLC Series 2015-AA	2.490%	2/19/36	154	156
[4,8]	MMAF Equipment Finance LLC Series 2016-AA	2.210%	12/15/32	6,130	6,265
[4,8]	MMAF Equipment Finance LLC Series 2017-AA	2.410%	8/16/24	3,327	3,352
[4,8]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	3,090	3,154
[4,8]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	4,730	4,891
[4,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	2,580	2,764
[4,8]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,430	4,726
[4,8]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,752

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	1,002	1,027
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.081%	7/15/46	5,387	5,687
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	3.960%	8/15/46	1,236	1,299
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.152%	8/15/46	190	204
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	150	161
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	85	92
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	400	432
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	200	214
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	1,681	1,795
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	2,800	3,033
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	1,738	1,876
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	330	354
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17	3.741%	8/15/47	370	400
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	60	65
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	10	11
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	64
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.451%	7/15/50	11,118	11,950
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	7,440	8,135
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,691
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,848	5,301
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	2,055	2,225
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	5,600	6,081
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	3,763	4,151
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	1,250	1,367
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	1,260	1,373
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	4,257	4,646
[4,8]	Morgan Stanley Capital I Trust Series 2012-STAR	3.201%	8/5/34	2,251	2,278
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	7,386	8,134
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,590	1,674
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	760	813

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	487	516
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,821
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	14,405
[4,7,8]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.159%	6/25/65	432	433
[4,7,8]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.859%	3/25/66	3,602	3,614
[4,7,8]	Navient Student Loan Trust Series 2017-1A, 1M USD LIBOR + 0.750%	0.859%	7/26/66	4,477	4,481
[4]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	11,340	11,460
[4]	Nissan Auto Lease Trust Series 2020-B	0.430%	10/16/23	14,820	14,843
[4]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	3,420	3,427
[4]	Nissan Auto Receivables Owner Trust Series 2017-C	2.280%	2/15/24	22,360	22,547
[4]	Nissan Auto Receivables Owner Trust Series 2018-B	3.160%	12/16/24	6,700	6,925
[4]	Nissan Auto Receivables Owner Trust Series 2019-A	3.000%	9/15/25	5,690	5,947
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	11,895	12,080
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	2,500	2,606
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	20,890	21,206
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	6,910	7,130
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	23,110	23,183
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	3,240	3,256
[4,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	1,250	1,150
[4,7,8]	Pepper Residential Securities Trust, 1M USD LIBOR + 0.880%	0.986%	1/16/60	338	339
[4,7,8]	Pepper Residential Securities Trust No. 22, 1M USD LIBOR + 1.000%	1.111%	6/20/60	3,765	3,761
[4,7,8]	Pepper Residential Securities Trust No. 23, 1M USD LIBOR + 0.950%	1.058%	8/18/60	2,354	2,352
[4,8]	PFS Financing Corp. Series 2020-A	1.270%	6/15/25	3,000	3,038
[4,7,8]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.059%	11/25/65	2,575	2,588
[4,8]	Progress Residential Trust Series 2017-SFR1	2.768%	8/17/34	179	180
[4,7,8]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	455	455
[4,7,8]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.956%	4/10/50	1,986	1,985
[4,7,8]	RESIMAC Premier Series 2017-1A, 1M USD LIBOR + 0.950%	1.057%	9/11/48	155	155
[4,7,8]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.906%	11/10/49	322	323
[4,8]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	2,226	2,227
[4]	Santander Drive Auto Receivables Trust Series 2020-2	0.670%	4/15/24	3,890	3,899
[4]	Santander Drive Auto Receivables Trust Series 2020-3	0.520%	7/15/24	13,870	13,887

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santander Drive Auto Receivables Trust Series 2020-4	0.480%	7/15/24	5,720	5,732
[4]	Santander Drive Auto Receivables Trust Series 2021-1	0.320%	9/16/24	11,940	11,933
[4,8]	Santander Retail Auto Lease Trust Series 2019-A	2.770%	6/20/22	4,557	4,597
[4,8]	Santander Retail Auto Lease Trust Series 2020-A	1.740%	7/20/23	13,620	13,868
[4,8]	Santander Retail Auto Lease Trust Series 2020-A	1.760%	3/20/24	1,490	1,524
[4,8]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	4,600	4,612
[4,8]	Securitized Term Auto Receivables Trust Series 2018-1A	3.298%	11/25/22	2,857	2,884
[4,8]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	5,000	5,091
[4,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	166	171
[4,7,8]	SMB Private Education Loan Trust Series 2016-B, 1M USD LIBOR + 1.450%	1.556%	2/17/32	126	127
[4,7,8]	SMB Private Education Loan Trust Series 2016-C, 1M USD LIBOR + 1.100%	1.206%	9/15/34	203	205
[4,7,8]	SMB Private Education Loan Trust Series 2017-A, 1M USD LIBOR + 0.900%	1.006%	9/15/34	260	261
[4,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	333	346
[4,8]	SMB Private Education Loan Trust Series 2018-A	3.500%	2/15/36	1,598	1,691
[4,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	655	696
[4,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,128	1,180
[4,8]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	31	32
[4,8]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	157	160
[4,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	162	165
[4,8]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	153	156
[4,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	237	242
[4,8]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	97	99
[4,8]	SoFi Professional Loan Program Trust Series 2018-B	3.340%	8/25/47	790	815
[4,8]	SoFi Professional Loan Program Trust Series 2018-C	3.590%	1/25/48	299	310
[4,8]	SoFi Professional Loan Program Trust Series 2018-D	3.600%	2/25/48	570	590
[4]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	11,913	12,208
[4]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,490	6,708
[4,8]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	4,140	4,160
[4,8]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	750	754
[4,8]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	106

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	550	581
[4,8]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	8,600	8,728
[4,8]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	23,810	23,642
[4]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	10,350	10,599
[4]	Toyota Auto Receivables Owner Trust Series 2018-C	3.130%	2/15/24	14,720	15,175
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	2.910%	7/17/23	33,379	33,907
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	3,800	3,971
[4]	Toyota Auto Receivables Owner Trust Series 2019-C	1.910%	9/15/23	34,940	35,352
[4]	Toyota Auto Receivables Owner Trust Series 2019-D	1.990%	2/18/25	6,850	7,084
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	6,600	6,777
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	11,210	11,368
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	4,570	4,694
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	4,700	4,699
[4,8]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	3,800	3,853
[4]	UBS Commercial Mortgage Trust Series 2012-C1	4.171%	5/10/45	273	280
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	2,795	3,092
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	483	527
[4,8]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	4,409	4,397
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	220	229
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	150	155
[4]	Verizon Owner Trust Series 2019-C	1.940%	4/22/24	28,360	28,846
[4]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	10,310	10,512
[4]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	25,380	25,423
[4]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	5,587	5,636
[4]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	5,610	5,727
[4]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.250%	4/20/23	16,022	16,225
[4]	Volkswagen Auto Loan Enhanced Trust Series 2018-2	3.330%	2/20/25	8,820	9,137
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	23,190	23,401
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	3,400	3,463
[4,8]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	12,100	12,119
[4,8]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	2,300	2,318

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	3.539%	10/15/45	626	648
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.218%	7/15/46	315	336
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	10	11
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	102	107
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	3,199	3,495
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	2,380	2,607
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	7,485	8,254
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	300	316
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,339
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	1,810	1,967
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,402
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	30	32
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	3,332
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,432
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	5,375
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	396	434
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,233
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	870	996
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	980	1,105
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	310	346
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,837
[4,8]	WFRBS Commercial Mortgage Trust Series 2011-C3	4.375%	3/15/44	81	81
[4]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	683	686
[4]	WFRBS Commercial Mortgage Trust Series 2012-C9	3.388%	11/15/45	633	654
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	255	273
[4]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,665	1,805
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.829%	3/15/47	1,640	1,751
[4]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,215	1,319
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	20	21

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	80	86
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	5,015	5,415
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	925	1,010
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,368
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	2,471	2,640
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	2,597	2,810
[4,8]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	5,200	5,200
[4,8]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,700	1,696
[4]	World Omni Auto Receivables Trust Series 2018-A	2.730%	2/15/24	10,860	11,106
[4]	World Omni Auto Receivables Trust Series 2018-D	3.330%	4/15/24	17,068	17,384
[4]	World Omni Auto Receivables Trust Series 2018-D	3.440%	12/16/24	3,070	3,215
[4]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	5,230	5,468
[4]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	9,400	9,613
[4]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	25,510	25,606
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,580	7,640
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	5,400	5,390
[4]	World Omni Automobile Lease Securitization Trust Series 2019-B	2.030%	11/15/22	8,340	8,440
[4]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	4,680	4,683
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,975,649)					3,034,135
Corporate Bonds (29.7%)
Communications (1.0%)
	Alphabet Inc.	0.800%	8/15/27	4,000	3,829
	America Movil SAB de CV	3.125%	7/16/22	1,160	1,195
	Comcast Corp.	3.600%	3/1/24	9,390	10,208
	Comcast Corp.	3.700%	4/15/24	12,085	13,170
	Comcast Corp.	3.375%	2/15/25	29,805	32,295
	Comcast Corp.	3.375%	8/15/25	23,444	25,472
	Comcast Corp.	3.950%	10/15/25	13,900	15,517
	Comcast Corp.	3.150%	2/15/28	28,825	30,959
	Comcast Corp.	4.150%	10/15/28	40,135	45,694
	Comcast Corp.	2.650%	2/1/30	10,970	11,210
	Comcast Corp.	3.400%	4/1/30	11,500	12,401
	Comcast Corp.	1.950%	1/15/31	10,000	9,605
[4,8]	NTT Finance Corp.	0.583%	3/1/24	8,785	8,740
[4,8]	NTT Finance Corp.	1.162%	4/3/26	34,635	34,035
[4,8]	NTT Finance Corp.	2.065%	4/3/31	4,335	4,267
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,228	14,223
	Walt Disney Co.	1.750%	8/30/24	18,120	18,706

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.375%	11/15/26	2,200	2,409
	Walt Disney Co.	2.200%	1/13/28	11,000	11,211
					305,146
Consumer Discretionary (0.9%)
	Amazon.com Inc.	1.200%	6/3/27	13,000	12,701
	Amazon.com Inc.	3.150%	8/22/27	7,000	7,650
[9]	American Honda Finance Corp.	1.600%	4/20/22	8,000	9,561
[4]	American Honda Finance Corp.	0.550%	7/12/24	14,000	13,837
[4]	American Honda Finance Corp.	2.150%	9/10/24	15,000	15,607
[4]	American Honda Finance Corp.	2.350%	1/8/27	25,000	25,845
[4]	American Honda Finance Corp.	1.800%	1/13/31	20,000	18,772
[4,8]	BMW US Capital LLC	3.400%	8/13/21	14,100	14,260
[4,6,8]	BMW US Capital LLC	0.800%	4/1/24	10,000	9,988
	Home Depot Inc.	2.800%	9/14/27	11,540	12,369
	Home Depot Inc.	3.900%	12/6/28	10,000	11,445
	Home Depot Inc.	2.950%	6/15/29	21,000	22,194
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,142
	TJX Cos. Inc.	3.500%	4/15/25	29,220	31,828
	TJX Cos. Inc.	2.250%	9/15/26	7,870	8,183
	TJX Cos. Inc.	3.750%	4/15/27	2,241	2,490
	TJX Cos. Inc.	3.875%	4/15/30	10,000	11,102
[4,9]	Toyota Finance Australia Ltd.	1.584%	4/21/22	8,000	9,570
[4]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,000	14,991
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	15,000	14,511
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	22,175
[4,9]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	5,825	6,973
[4]	Yale University	1.482%	4/15/30	6,000	5,732
					302,926
Consumer Staples (1.2%)
	Brown-Forman Corp.	2.250%	1/15/23	5,000	5,127
	Coca-Cola Co.	3.375%	3/25/27	12,000	13,236
	Coca-Cola Co.	1.000%	3/15/28	14,575	13,810
	Costco Wholesale Corp.	3.000%	5/18/27	9,225	10,028
	Costco Wholesale Corp.	1.375%	6/20/27	6,700	6,655
	Costco Wholesale Corp.	1.600%	4/20/30	27,777	26,589
	Estee Lauder Cos. Inc.	2.375%	12/1/29	4,750	4,804
	Hershey Co.	2.050%	11/15/24	8,000	8,369
	Hershey Co.	2.450%	11/15/29	10,000	10,331
	Hershey Co.	1.700%	6/1/30	5,000	4,755
	Kimberly-Clark Corp.	2.650%	3/1/25	6,906	7,293
	Kimberly-Clark Corp.	3.050%	8/15/25	5,860	6,315
	Kimberly-Clark Corp.	1.050%	9/15/27	2,000	1,935
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	11,313
[4,8]	Mars Inc.	0.875%	7/16/26	10,000	9,673
[4,9]	Nestle Finance International Ltd.	0.000%	11/12/24	8,000	9,437
[4,8]	Nestle Holdings Inc.	3.350%	9/24/23	13,500	14,443
[4,8]	Nestle Holdings Inc.	1.000%	9/15/27	16,825	16,127
[9]	PepsiCo Inc.	0.250%	5/6/24	7,280	8,640
	PepsiCo Inc.	2.850%	2/24/26	6,674	7,184
	PepsiCo Inc.	2.625%	3/19/27	14,500	15,394
	PepsiCo Inc.	2.625%	7/29/29	1,720	1,796
	PepsiCo Inc.	1.625%	5/1/30	4,645	4,418
	PepsiCo Inc.	1.400%	2/25/31	7,100	6,608
	Philip Morris International Inc.	1.125%	5/1/23	2,000	2,029

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	2.875%	5/1/24	4,500	4,775
	Philip Morris International Inc.	1.500%	5/1/25	10,000	10,112
	Philip Morris International Inc.	3.125%	8/17/27	5,000	5,388
	Philip Morris International Inc.	3.375%	8/15/29	3,000	3,234
	Philip Morris International Inc.	2.100%	5/1/30	5,000	4,820
[4,8]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,150	1,175
[4,8]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	5,288
[4,8]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	25,000	26,724
	Target Corp.	3.375%	4/15/29	4,500	4,912
	Target Corp.	2.350%	2/15/30	10,000	10,134
	Unilever Capital Corp.	2.600%	5/5/24	23,425	24,770
	Unilever Capital Corp.	2.125%	9/6/29	21,050	20,923
[4,9]	Unilever Finance Netherlands BV	0.375%	2/14/23	8,000	9,497
	Walmart Inc.	2.650%	12/15/24	5,550	5,940
	Walmart Inc.	3.050%	7/8/26	13,000	14,124
	Walmart Inc.	3.700%	6/26/28	9,411	10,572
	Walmart Inc.	3.250%	7/8/29	6,952	7,597
					396,294
Energy (1.3%)
[4]	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,556
	BP Capital Markets America Inc.	3.790%	2/6/24	5,950	6,446
[4]	BP Capital Markets America Inc.	3.224%	4/14/24	8,400	9,005
	BP Capital Markets America Inc.	3.194%	4/6/25	8,475	9,110
	BP Capital Markets America Inc.	3.796%	9/21/25	4,935	5,441
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	20,940
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,806
	BP Capital Markets America Inc.	1.749%	8/10/30	8,930	8,422
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,086
	BP Capital Markets plc	3.814%	2/10/24	35,250	38,327
	BP Capital Markets plc	3.535%	11/4/24	8,740	9,542
	BP Capital Markets plc	3.506%	3/17/25	13,535	14,770
	BP Capital Markets plc	3.279%	9/19/27	7,530	8,117
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,305
	Chevron Corp.	1.554%	5/11/25	24,740	25,189
	Chevron Corp.	2.954%	5/16/26	5,490	5,890
	Chevron Corp.	1.995%	5/11/27	5,650	5,771
	Chevron Corp.	2.236%	5/11/30	1,300	1,291
	Chevron USA Inc.	0.687%	8/12/25	4,030	3,952
[4,8]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,047
	ConocoPhillips Co.	4.950%	3/15/26	41,760	48,309
	Exxon Mobil Corp.	2.992%	3/19/25	33,865	36,258
	Exxon Mobil Corp.	2.275%	8/16/26	10,000	10,389
[4,8]	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,599
[4,8]	Petronas Capital Ltd.	3.500%	4/21/30	1,993	2,133
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,350	4,341
	Shell International Finance BV	2.375%	4/6/25	15,040	15,783
	Shell International Finance BV	3.250%	5/11/25	30,615	33,129
	Shell International Finance BV	2.875%	5/10/26	2,805	2,993
	Shell International Finance BV	3.875%	11/13/28	2,135	2,380
	Shell International Finance BV	2.375%	11/7/29	29,195	29,396
[4]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	888	964
[4]	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	288	316

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	304	322
	Total Capital Canada Ltd.	2.750%	7/15/23	2,099	2,209
	Total Capital International SA	3.700%	1/15/24	6,254	6,793
	Total Capital International SA	2.434%	1/10/25	11,830	12,368
	Total Capital International SA	3.455%	2/19/29	12,590	13,689
	Total Capital International SA	2.829%	1/10/30	10,295	10,669
					431,053
Financials (17.4%)
	Aflac Inc.	1.125%	3/15/26	6,375	6,323
	Aflac Inc.	3.600%	4/1/30	19,050	20,772
[4,8]	AIG Global Funding	2.700%	12/15/21	285	289
[4,8]	AIG Global Funding	0.800%	7/7/23	13,570	13,639
[4,8]	AIG Global Funding	0.900%	9/22/25	29,000	28,232
	Allstate Corp.	0.750%	12/15/25	2,000	1,961
	Allstate Corp.	1.450%	12/15/30	18,000	16,451
	American Express Co.	3.700%	8/3/23	35,905	38,403
	American Express Co.	3.400%	2/22/24	11,135	11,973
	American Express Co.	3.000%	10/30/24	18,265	19,565
	Ameriprise Financial Inc.	3.000%	3/22/22	1,125	1,154
	Ameriprise Financial Inc.	3.000%	4/2/25	51,737	55,021
[4,8]	Athene Global Funding	1.200%	10/13/23	4,750	4,788
[4,9]	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	5,825	6,954
	Banco Santander SA	4.379%	4/12/28	2,585	2,874
	Banco Santander SA	3.306%	6/27/29	7,600	8,049
[4]	Bank of America Corp.	3.300%	1/11/23	12,370	12,998
[4]	Bank of America Corp.	2.816%	7/21/23	44,800	46,141
[4,9]	Bank of America Corp.	0.750%	7/26/23	8,000	9,571
[4]	Bank of America Corp.	3.004%	12/20/23	27,480	28,575
[4]	Bank of America Corp.	4.125%	1/22/24	10,000	10,935
[4]	Bank of America Corp.	3.550%	3/5/24	107,080	112,937
[4]	Bank of America Corp.	3.864%	7/23/24	33,950	36,245
[4]	Bank of America Corp.	3.458%	3/15/25	22,500	24,166
[4]	Bank of America Corp.	3.875%	8/1/25	4,582	5,055
[4]	Bank of America Corp.	0.981%	9/25/25	13,670	13,593
[4]	Bank of America Corp.	3.366%	1/23/26	44,735	48,063
[4]	Bank of America Corp.	2.015%	2/13/26	10,000	10,215
[4]	Bank of America Corp.	3.500%	4/19/26	3,998	4,385
[4]	Bank of America Corp.	1.319%	6/19/26	10,890	10,852
[4]	Bank of America Corp.	1.197%	10/24/26	13,480	13,275
[4]	Bank of America Corp.	3.559%	4/23/27	2,777	3,013
[4]	Bank of America Corp.	3.248%	10/21/27	4,500	4,829
[4]	Bank of America Corp.	3.824%	1/20/28	37,156	40,730
[4]	Bank of America Corp.	3.705%	4/24/28	5,800	6,342
[4]	Bank of America Corp.	3.419%	12/20/28	54,922	58,840
[4]	Bank of America Corp.	3.970%	3/5/29	3,000	3,295
[4]	Bank of America Corp.	3.974%	2/7/30	1,960	2,162
[4]	Bank of America Corp.	3.194%	7/23/30	23,795	24,956
[4]	Bank of America Corp.	2.884%	10/22/30	37,816	38,927
[4]	Bank of America Corp.	2.496%	2/13/31	75	74
[4]	Bank of America Corp.	2.592%	4/29/31	7,500	7,476
[4]	Bank of America Corp.	1.898%	7/23/31	26,656	24,973
[4]	Bank of America Corp.	1.922%	10/24/31	5,000	4,711
[4]	Bank of Montreal	3.300%	2/5/24	33,960	36,408

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,280	8,853
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,100	1,190
[4]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,500	2,632
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	700	749
[4]	Bank of New York Mellon Corp.	1.600%	4/24/25	12,400	12,612
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	2,825	2,969
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	10,000	10,876
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	8,579
	Bank of Nova Scotia	1.950%	2/1/23	16,365	16,813
	Bank of Nova Scotia	2.200%	2/3/25	9,530	9,904
	Bank of Nova Scotia	1.300%	6/11/25	17,120	17,127
	Bank of Nova Scotia	1.050%	3/2/26	14,350	14,099
	Bank of Nova Scotia	2.700%	8/3/26	7,520	7,938
[4,8]	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,882
[4,8]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	38,426
[4,8]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	39,510	42,301
[4,8]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	16,800	16,747
[4,8]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	11,000	11,512
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	9,850	9,583
[9]	Berkshire Hathaway Inc.	0.625%	1/17/23	8,000	9,517
	BlackRock Inc.	3.250%	4/30/29	3,750	4,056
	BlackRock Inc.	2.400%	4/30/30	19,497	19,676
	BlackRock Inc.	1.900%	1/28/31	2,800	2,703
[4,8]	BNP Paribas SA	2.219%	6/9/26	7,620	7,791
[4,8]	BPCE SA	2.375%	1/14/25	3,500	3,609
[4,8]	BPCE SA	1.000%	1/20/26	13,385	13,059
[4,8]	BPCE SA	2.277%	1/20/32	6,970	6,720
	Brookfield Finance Inc.	4.350%	4/15/30	7,000	7,857
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	8,335	8,553
[4]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,975	8,562
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	3,800	4,044
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	7,650	7,522
	Cboe Global Markets Inc.	1.625%	12/15/30	8,750	8,135
	Charles Schwab Corp.	3.850%	5/21/25	17,155	18,923
	Charles Schwab Corp.	0.900%	3/11/26	9,000	8,875
	Charles Schwab Corp.	3.200%	1/25/28	4,143	4,483
	Charles Schwab Corp.	4.000%	2/1/29	8,980	10,115
	Charles Schwab Corp.	3.250%	5/22/29	10,065	10,801
	Charles Schwab Corp.	4.625%	3/22/30	800	948
	Chubb INA Holdings Inc.	2.700%	3/13/23	440	458
	Chubb INA Holdings Inc.	3.350%	5/15/24	30,810	33,148
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,485	10,196
	Chubb INA Holdings Inc.	3.350%	5/3/26	8,670	9,434
	Chubb INA Holdings Inc.	1.375%	9/15/30	16,500	15,070
[4]	Citigroup Inc.	2.312%	11/4/22	10,000	10,100
[4]	Citigroup Inc.	2.876%	7/24/23	20,000	20,603
[4]	Citigroup Inc.	1.678%	5/15/24	38,445	39,116
[4]	Citigroup Inc.	3.106%	4/8/26	10,000	10,647
	Citigroup Inc.	3.200%	10/21/26	3,310	3,552
[4]	Citigroup Inc.	2.666%	1/29/31	8,380	8,416
[4]	Citigroup Inc.	4.412%	3/31/31	11,593	13,126
[4]	Citigroup Inc.	2.572%	6/3/31	5,000	4,985
[4,8]	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	13,116
	Cooperatieve Rabobank UA	2.750%	1/10/23	39,915	41,582
[4,8]	Cooperatieve Rabobank UA	3.875%	9/26/23	10,635	11,461

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,9]	Cooperatieve Rabobank UA	0.625%	2/27/24	7,300	8,738
[4,8]	Cooperatieve Rabobank UA	2.625%	7/22/24	5,990	6,320
[4,8]	Cooperatieve Rabobank UA	1.339%	6/24/26	15,000	14,864
[4,8]	Credit Agricole SA	1.247%	1/26/27	8,335	8,154
	Credit Suisse AG	1.000%	5/5/23	14,470	14,541
[4]	Credit Suisse AG	3.625%	9/9/24	8,000	8,650
	Credit Suisse AG	2.950%	4/9/25	23,500	24,784
[4,9]	DNB Bank ASA	0.050%	11/14/23	8,000	9,447
[4,8]	DNB Bank ASA	1.127%	9/16/26	9,120	8,986
[4,8]	Empower Finance 2020 LP	1.357%	9/17/27	4,500	4,328
[4,8]	Empower Finance 2020 LP	1.776%	3/17/31	4,670	4,317
[4,8]	Equitable Financial Life Global Funding	1.400%	7/7/25	22,980	22,961
[4]	Fifth Third Bank NA	2.250%	2/1/27	10,000	10,334
[4]	First Republic Bank	2.500%	6/6/22	15,420	15,759
[4]	First Republic Bank	1.912%	2/12/24	13,330	13,640
[8]	Five Corners Funding Trust	4.419%	11/15/23	15,000	16,443
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,621
[4,8]	GA Global Funding Trust	1.625%	1/15/26	5,600	5,576
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,200	8,557
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	6,270	6,354
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	311
[4]	Goldman Sachs Group Inc.	0.481%	1/27/23	15,000	14,963
	Goldman Sachs Group Inc.	3.200%	2/23/23	10,000	10,465
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	10,600	10,876
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	4,750	4,889
[4]	Goldman Sachs Group Inc.	0.627%	11/17/23	16,250	16,234
	Goldman Sachs Group Inc.	0.673%	3/8/24	25,000	24,971
[4,9]	Goldman Sachs Group Inc.	1.375%	5/15/24	8,000	9,651
[4]	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,277
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	6,122
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	9,325
	Goldman Sachs Group Inc.	0.855%	2/12/26	9,335	9,177
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	26,845	26,250
	Goldman Sachs Group Inc.	1.992%	1/27/32	8,820	8,347
[4]	HSBC Holdings plc	3.262%	3/13/23	48,755	49,982
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,347
[4]	HSBC Holdings plc	3.033%	11/22/23	13,015	13,549
[4]	HSBC Holdings plc	3.950%	5/18/24	13,280	14,152
[9]	HSBC Holdings plc	0.875%	9/6/24	7,800	9,404
[4]	HSBC Holdings plc	3.803%	3/11/25	1,605	1,729
[4]	HSBC Holdings plc	2.633%	11/7/25	26,491	27,648
	HSBC Holdings plc	4.300%	3/8/26	4,840	5,411
[4]	HSBC Holdings plc	1.645%	4/18/26	10,440	10,402
	HSBC Holdings plc	3.900%	5/25/26	3,650	4,025
[4]	HSBC Holdings plc	2.099%	6/4/26	25,000	25,443
[4]	HSBC Holdings plc	4.292%	9/12/26	10,050	11,118
	HSBC Holdings plc	1.589%	5/24/27	13,330	13,070
[4]	HSBC Holdings plc	4.041%	3/13/28	28,181	30,798
[4]	HSBC Holdings plc	2.013%	9/22/28	25,000	24,623
[4]	HSBC Holdings plc	4.583%	6/19/29	18,855	21,150
	HSBC Holdings plc	4.950%	3/31/30	10,000	11,616
[4]	HSBC Holdings plc	2.357%	8/18/31	7,440	7,119
[4]	Huntington National Bank	2.500%	8/7/22	3,685	3,786
[4]	Huntington National Bank	3.550%	10/6/23	27,770	29,850
	ING Groep NV	4.100%	10/2/23	7,850	8,496

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invesco Finance plc	3.125%	11/30/22	5,203	5,430
	Invesco Finance plc	4.000%	1/30/24	12,165	13,273
	Invesco Finance plc	3.750%	1/15/26	1,897	2,080
[4,9]	JPMorgan Chase & Co.	2.750%	8/24/22	8,000	9,777
	JPMorgan Chase & Co.	2.972%	1/15/23	26,183	26,710
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	33,370	34,248
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	25,120	25,713
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,373
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,360
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	60,810	64,161
	JPMorgan Chase & Co.	3.625%	5/13/24	5,500	5,994
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	30,000	30,605
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	15,235	16,469
	JPMorgan Chase & Co.	3.125%	1/23/25	14,156	15,135
	JPMorgan Chase & Co.	0.563%	2/16/25	10,125	10,018
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	54,505	58,196
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	16,082
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	13,250	13,744
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	4,650	4,781
	JPMorgan Chase & Co.	3.300%	4/1/26	930	1,009
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	39,500	40,448
	JPMorgan Chase & Co.	3.200%	6/15/26	11,430	12,304
	JPMorgan Chase & Co.	1.045%	11/19/26	20,000	19,518
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	9,166
	JPMorgan Chase & Co.	1.040%	2/4/27	25,000	24,294
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	8,595	9,470
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	21,840	23,810
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	9,224
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	16,335	18,185
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	37,465	42,875
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	5,001
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	20,294
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	14,846
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	15,000	14,919
	Lloyds Banking Group plc	4.050%	8/16/23	15,000	16,180
	Lloyds Banking Group plc	3.900%	3/12/24	5,000	5,423
[4,6,8]	LSEGA Financing plc	0.650%	4/6/24	5,000	4,968
[4,6,8]	LSEGA Financing plc	1.375%	4/6/26	14,145	13,999
[4,8]	Macquarie Group Ltd.	3.189%	11/28/23	3,973	4,136
[4,8]	Macquarie Group Ltd.	1.340%	1/12/27	7,470	7,314
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,700	3,951
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	11,420	12,298
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,976
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	5,800	6,640
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,000	17,616
[4,8]	MassMutual Global Funding II	2.750%	6/22/24	14,920	15,806
[4,8]	MassMutual Global Funding II	2.950%	1/11/25	2,500	2,661
[4,8]	MassMutual Global Funding II	3.400%	3/8/26	13,000	14,234
	Mastercard Inc.	2.000%	3/3/25	14,133	14,698
	Mastercard Inc.	2.950%	11/21/26	22,315	24,075
	Mastercard Inc.	2.950%	6/1/29	11,000	11,792
[4]	MDGH - GMTN BV	2.750%	5/11/23	5,000	5,207
[4]	MDGH - GMTN BV	2.500%	11/7/24	624	654
	MetLife Inc.	4.550%	3/23/30	13,076	15,221
[4,8]	Metropolitan Life Global Funding I	1.950%	1/13/23	5,990	6,153

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	Metropolitan Life Global Funding I	3.600%	1/11/24	3,820	4,123
[4,8]	Metropolitan Life Global Funding I	3.450%	12/18/26	4,660	5,117
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	812	819
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	9,250	9,494
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	19,630	20,172
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,599	11,934
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	18,655	19,981
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,071
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	4,500	4,821
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,640	15,512
[4]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	33,375	33,293
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	10,250	10,556
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	45,530	49,687
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,555	11,542
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	427	471
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,910
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	1,163	1,288
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	7,129
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	8,382
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	22,800	21,850
[4,8]	Mizuho Bank Ltd.	3.750%	4/16/24	7,360	7,993
[4,8]	Mizuho Bank Ltd.	3.600%	9/25/24	6,300	6,905
[4]	Mizuho Financial Group Inc.	1.241%	7/10/24	17,100	17,292
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	5,000	5,083
[4,8]	Mizuho Financial Group Inc.	3.477%	4/12/26	12,178	13,220
	Mizuho Financial Group Inc.	1.234%	5/22/27	10,070	9,777
	Mizuho Financial Group Inc.	4.018%	3/5/28	2,250	2,499
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	5,636
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	4,082
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,843
[4]	Morgan Stanley	2.625%	11/17/21	12,900	13,093
	Morgan Stanley	2.750%	5/19/22	17,075	17,541
[4]	Morgan Stanley	3.125%	1/23/23	625	654
[4]	Morgan Stanley	3.750%	2/25/23	10,735	11,378
[4]	Morgan Stanley	0.529%	1/25/24	21,430	21,373
[4]	Morgan Stanley	3.875%	4/29/24	17,649	19,215
[4,9]	Morgan Stanley	0.637%	7/26/24	8,000	9,529
[4]	Morgan Stanley	3.700%	10/23/24	10,687	11,678
[4]	Morgan Stanley	2.720%	7/22/25	8,670	9,127
[4]	Morgan Stanley	4.000%	7/23/25	6,355	7,065
[4]	Morgan Stanley	0.864%	10/21/25	5,200	5,170
[4]	Morgan Stanley	3.875%	1/27/26	8,295	9,232
[4]	Morgan Stanley	2.188%	4/28/26	32,000	33,054
[4]	Morgan Stanley	3.125%	7/27/26	6,760	7,274
	Morgan Stanley	0.985%	12/10/26	9,470	9,228
	Morgan Stanley	3.625%	1/20/27	3,625	3,979
[4]	Morgan Stanley	4.431%	1/23/30	15,000	17,185
[4]	Morgan Stanley	3.622%	4/1/31	10,000	10,842
[4]	Morgan Stanley	1.794%	2/13/32	11,680	10,876
[4]	Morgan Stanley	1.928%	4/28/32	1,285	1,214
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,065	3,179
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,697
[4,8]	MUFG Bank Ltd.	2.850%	9/8/21	260	263
[4]	MUFG Union Bank NA	2.100%	12/9/22	8,000	8,212
[4,9]	National Australia Bank Ltd.	0.250%	5/20/24	5,825	6,935

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	National Securities Clearing Corp.	0.750%	12/7/25	50,000	48,698
[4,9]	Nationwide Building Society	0.625%	4/19/23	8,000	9,527
[4,8]	Nationwide Building Society	1.000%	8/28/25	10,580	10,374
[4,8]	New York Life Global Funding	1.100%	5/5/23	3,170	3,207
[4,8]	New York Life Global Funding	2.350%	7/14/26	5,200	5,416
[4,8]	New York Life Global Funding	1.200%	8/7/30	15,000	13,579
[4,8]	Nordea Bank Abp	1.000%	6/9/23	6,680	6,739
[4,8]	Nordea Bank Abp	0.750%	8/28/25	34,800	34,073
[4,8]	Northwestern Mutual Global Funding	0.800%	1/14/26	8,320	8,133
[4,8]	Nuveen Finance LLC	4.125%	11/1/24	20,000	22,152
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	20,543
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	7,235
[4,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	27,098
[4,8]	Pacific Life Global Funding II	0.500%	9/23/23	30,430	30,385
[4,8]	Pacific Life Global Funding II	1.200%	6/24/25	7,924	7,850
[4]	PNC Bank NA	2.950%	2/23/25	12,514	13,349
[4]	PNC Bank NA	3.250%	6/1/25	27	29
[4]	PNC Bank NA	3.100%	10/25/27	21,067	22,739
[4]	PNC Bank NA	3.250%	1/22/28	6,245	6,739
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,386
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,930	8,556
	PNC Financial Services Group Inc.	2.600%	7/23/26	2,820	2,979
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,000	4,317
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	12,284
	PNC Financial Services Group Inc.	2.550%	1/22/30	5,000	5,067
[4,8]	Pricoa Global Funding I	0.800%	9/1/25	2,445	2,393
	Progressive Corp.	3.200%	3/26/30	12,320	13,234
[4,8]	Protective Life Global Funding	0.631%	10/13/23	11,770	11,773
[4]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,537
	Prudential plc	3.125%	4/14/30	3,500	3,689
	Realty Income Corp.	3.875%	4/15/25	28,632	31,386
	Realty Income Corp.	0.750%	3/15/26	4,710	4,538
	Realty Income Corp.	4.125%	10/15/26	16,355	18,424
[4]	Royal Bank of Canada	1.600%	4/17/23	12,000	12,285
[4]	Royal Bank of Canada	3.700%	10/5/23	9,880	10,643
[4]	Royal Bank of Canada	2.550%	7/16/24	14,025	14,804
[4]	Royal Bank of Canada	2.250%	11/1/24	28,806	30,145
[4]	Royal Bank of Canada	1.150%	6/10/25	19,250	19,180
	Santander UK plc	3.400%	6/1/21	53,095	53,350
	Santander UK plc	2.875%	6/18/24	1,544	1,643
[4,8]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	57,625	56,524
	State Street Corp.	3.300%	12/16/24	31,592	34,373
	State Street Corp.	3.550%	8/18/25	2,630	2,885
[4]	State Street Corp.	2.354%	11/1/25	1,400	1,467
	State Street Corp.	2.901%	3/30/26	2,280	2,423
	State Street Corp.	2.400%	1/24/30	6,970	7,086
	State Street Corp.	3.152%	3/30/31	11,280	11,944
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,720	2,752
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	9,575	9,858
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	16,022	16,537
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,970	7,288
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	11,590	12,415

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,750	8,383
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	44,049	46,501
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	11,660	12,081
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	23,595	23,551
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	6,730	6,538
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	15,664
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	1,449	1,545
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	11,186
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	3,500	3,784
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	1,000	1,082
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	4,371
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,850	3,221
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	14,092
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	12,213
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	9,675
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	6,500	6,006
[4,8]	Svenska Handelsbanken AB	0.625%	6/30/23	14,000	14,064
[4]	Svenska Handelsbanken AB	3.900%	11/20/23	8,755	9,517
[4,9]	Svenska Handelsbanken AB	0.125%	6/18/24	5,825	6,909
[4,9]	Swedbank AB	0.300%	9/6/22	8,000	9,462
[4,8]	Swedbank AB	0.600%	9/25/23	14,050	14,057
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	3,995
	TD Ameritrade Holding Corp.	3.300%	4/1/27	4,574	4,969
[4,8]	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	2,065
[4,8]	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	22,229
[4]	Toronto-Dominion Bank	0.750%	6/12/23	43,170	43,460
[4]	Toronto-Dominion Bank	3.500%	7/19/23	16,905	18,123
[4,9]	Toronto-Dominion Bank	0.625%	7/20/23	5,825	6,968
	Toronto-Dominion Bank	0.550%	3/4/24	16,780	16,751
[4]	Toronto-Dominion Bank	2.650%	6/12/24	3,434	3,630
[4]	Toronto-Dominion Bank	1.150%	6/12/25	43,550	43,515
[4]	Toronto-Dominion Bank	0.750%	9/11/25	16,000	15,677
[4]	Toronto-Dominion Bank	0.750%	1/6/26	11,835	11,520
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,372
[4]	Truist Bank	2.750%	5/1/23	4,000	4,184
[4]	Truist Bank	3.200%	4/1/24	12,550	13,453
[4]	Truist Bank	3.689%	8/2/24	3,135	3,344
[4]	Truist Bank	2.150%	12/6/24	50,883	53,048
[4]	Truist Bank	1.500%	3/10/25	7,500	7,600
[4]	Truist Bank	4.050%	11/3/25	34,710	38,842
[4]	Truist Bank	2.250%	3/11/30	5,950	5,805
[4]	Truist Financial Corp.	2.200%	3/16/23	3,000	3,100
[4]	Truist Financial Corp.	3.750%	12/6/23	17,600	19,058
[4]	Truist Financial Corp.	2.500%	8/1/24	76,382	80,433
[4]	Truist Financial Corp.	1.200%	8/5/25	8,030	7,994
[4]	Truist Financial Corp.	1.267%	3/2/27	6,620	6,521
[4]	Truist Financial Corp.	1.125%	8/3/27	14,735	14,146
[4]	Truist Financial Corp.	1.950%	6/5/30	3,750	3,626
[4,8]	UBS AG	0.450%	2/9/24	15,000	14,941
[4,8]	UBS Group AG	2.650%	2/1/22	24,139	24,601
[4,8]	UBS Group AG	3.491%	5/23/23	3,535	3,647
[4,8]	UBS Group AG	2.859%	8/15/23	26,640	27,451
[4,8]	UBS Group AG	1.008%	7/30/24	6,665	6,704
[4,8]	UBS Group AG	4.125%	9/24/25	7,590	8,458
[4,8]	UBS Group AG	4.125%	4/15/26	1,500	1,681

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,8]	UBS Group AG	1.364%	1/30/27	19,165	18,890
[4]	US Bancorp	3.700%	1/30/24	2,235	2,421
	US Bancorp	3.375%	2/5/24	5,650	6,089
	US Bancorp	1.450%	5/12/25	31,180	31,526
[4]	US Bancorp	3.950%	11/17/25	9,450	10,537
[4]	US Bancorp	3.150%	4/27/27	8,000	8,659
[4]	US Bancorp	3.000%	7/30/29	3,000	3,131
[4]	US Bancorp	1.375%	7/22/30	10,000	9,223
[4]	US Bank NA	2.050%	1/21/25	13,010	13,457
[4]	US Bank NA	2.800%	1/27/25	3,900	4,156
[8]	USAA Capital Corp.	1.500%	5/1/23	1,580	1,613
[8]	USAA Capital Corp.	2.125%	5/1/30	2,400	2,352
	Visa Inc.	3.150%	12/14/25	59,590	64,925
	Visa Inc.	1.900%	4/15/27	4,000	4,088
[4]	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,745
[4]	Wells Fargo & Co.	3.750%	1/24/24	18,285	19,776
[4,9]	Wells Fargo & Co.	0.500%	4/26/24	15,280	18,166
[4]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,095
[4]	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,651
[4]	Wells Fargo & Co.	3.000%	2/19/25	15,170	16,108
[4]	Wells Fargo & Co.	2.406%	10/30/25	14,968	15,594
[4]	Wells Fargo & Co.	2.164%	2/11/26	7,000	7,219
	Wells Fargo & Co.	3.000%	4/22/26	20,000	21,331
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,305
	Wells Fargo & Co.	3.000%	10/23/26	16,620	17,722
[4]	Wells Fargo & Co.	3.196%	6/17/27	7,100	7,590
[4]	Wells Fargo & Co.	3.584%	5/22/28	10,500	11,453
[4]	Wells Fargo & Co.	2.393%	6/2/28	9,270	9,475
[4]	Wells Fargo & Co.	4.150%	1/24/29	8,575	9,639
[4]	Wells Fargo & Co.	2.879%	10/30/30	700	721
[4]	Wells Fargo & Co.	2.572%	2/11/31	5,000	5,046
[4]	Wells Fargo Bank NA	3.550%	8/14/23	26,085	27,912
[4,9]	Westpac Banking Corp.	0.750%	10/17/23	13,825	16,645
	Westpac Banking Corp.	3.300%	2/26/24	19,310	20,780
	Westpac Banking Corp.	2.350%	2/19/25	17,000	17,790
	Westpac Banking Corp.	3.350%	3/8/27	15,935	17,472
	Westpac Banking Corp.	2.650%	1/16/30	2,500	2,588
					5,629,613
Health Care (2.0%)
[9]	Abbott Ireland Financing DAC	0.875%	9/27/23	8,000	9,627
	Abbott Laboratories	2.950%	3/15/25	9,405	10,049
[4]	Ascension Health	2.532%	11/15/29	2,500	2,564
	Bristol-Myers Squibb Co.	2.750%	2/15/23	24,000	24,995
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,015	41,731
	Bristol-Myers Squibb Co.	3.875%	8/15/25	11,229	12,431
	Bristol-Myers Squibb Co.	3.200%	6/15/26	33,439	36,340
	Bristol-Myers Squibb Co.	1.125%	11/13/27	16,000	15,444
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,000	4,376
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,949	11,152
	Bristol-Myers Squibb Co.	3.400%	7/26/29	42,525	46,291
	Bristol-Myers Squibb Co.	1.450%	11/13/30	16,500	15,200
	Eli Lilly & Co.	3.375%	3/15/29	8,803	9,670
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,500	16,304
[4,9]	GlaxoSmithKline Capital plc	0.125%	5/12/23	13,825	16,336
	GlaxoSmithKline Capital plc	3.000%	6/1/24	21,524	22,981

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25,000	27,167
[4,8]	Health Care Service Corp. A Mutual Legal Reserve Co.	2.200%	6/1/30	8,000	7,880
	Johnson & Johnson	2.950%	3/3/27	385	418
	Johnson & Johnson	0.950%	9/1/27	6,000	5,814
	Johnson & Johnson	2.900%	1/15/28	12,444	13,379
[4,9]	Medtronic Global Holdings SCA	0.000%	12/2/22	8,000	9,423
	Medtronic Inc.	3.500%	3/15/25	25,799	28,264
	Merck & Co. Inc.	2.750%	2/10/25	8,200	8,733
	Merck & Co. Inc.	3.400%	3/7/29	25,000	27,550
[4]	Mercy Health	4.302%	7/1/28	7,000	8,043
	Novartis Capital Corp.	2.000%	2/14/27	13,000	13,368
	Novartis Capital Corp.	2.200%	8/14/30	27,712	27,871
	Pfizer Inc.	3.400%	5/15/24	13,345	14,469
	Pfizer Inc.	2.750%	6/3/26	6,550	7,016
	Pfizer Inc.	3.450%	3/15/29	13,000	14,262
	Pfizer Inc.	2.625%	4/1/30	8,500	8,780
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	319
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,091
[4,8]	Roche Holdings Inc.	2.625%	5/15/26	1,000	1,063
[4,9]	Sanofi	0.000%	3/21/22	8,000	9,413
[4]	SSM Health Care Corp.	3.688%	6/1/23	13,150	13,929
	UnitedHealth Group Inc.	2.875%	3/15/23	650	680
	UnitedHealth Group Inc.	3.500%	2/15/24	5,820	6,298
	UnitedHealth Group Inc.	2.375%	8/15/24	5,025	5,281
	UnitedHealth Group Inc.	3.750%	7/15/25	1,925	2,128
	UnitedHealth Group Inc.	1.250%	1/15/26	6,810	6,792
	UnitedHealth Group Inc.	3.450%	1/15/27	21,140	23,424
	UnitedHealth Group Inc.	2.950%	10/15/27	6,866	7,373
	UnitedHealth Group Inc.	3.850%	6/15/28	8,630	9,670
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	9,368
	UnitedHealth Group Inc.	2.875%	8/15/29	6,101	6,415
	UnitedHealth Group Inc.	2.000%	5/15/30	5,000	4,898
					630,070
Industrials (1.2%)
	3M Co.	2.000%	2/14/25	28,325	29,424
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,265	1,370
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,423	13,445
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,175	1,263
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,575	3,923
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	8,167
[4]	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,100	6,273
[4]	Caterpillar Financial Services Corp.	2.400%	6/6/22	2,596	2,657
[4]	Caterpillar Financial Services Corp.	3.750%	11/24/23	4,505	4,896
[4]	Caterpillar Financial Services Corp.	3.300%	6/9/24	95	103
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,095	11,594
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	15,600	15,301
	Caterpillar Inc.	2.600%	9/19/29	12,000	12,292
[4]	CSX Transportation Inc.	6.251%	1/15/23	973	1,061
	Cummins Inc.	0.750%	9/1/25	8,000	7,868
	Cummins Inc.	1.500%	9/1/30	25,000	23,224
	Emerson Electric Co.	0.875%	10/15/26	9,640	9,344
	Emerson Electric Co.	1.800%	10/15/27	879	882

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	3.250%	4/1/25	22,061	23,858
	General Dynamics Corp.	3.500%	5/15/25	3,754	4,101
	General Dynamics Corp.	2.125%	8/15/26	4,694	4,865
	General Dynamics Corp.	3.500%	4/1/27	16,745	18,461
	General Dynamics Corp.	2.625%	11/15/27	31,170	32,987
	General Dynamics Corp.	3.750%	5/15/28	5,580	6,217
	General Dynamics Corp.	3.625%	4/1/30	4,100	4,521
	Honeywell International Inc.	1.950%	6/1/30	22,500	22,140
	Illinois Tool Works Inc.	2.650%	11/15/26	7,640	8,128
[4]	John Deere Capital Corp.	2.650%	6/24/24	9,000	9,569
[4]	John Deere Capital Corp.	2.250%	9/14/26	3,790	3,970
	Lockheed Martin Corp.	3.550%	1/15/26	14,639	16,116
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,726
	Precision Castparts Corp.	2.500%	1/15/23	10,440	10,778
[4,8]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	35,630	35,141
[9]	United Parcel Service Inc.	0.375%	11/15/23	5,825	6,927
	United Parcel Service Inc.	2.200%	9/1/24	7,175	7,525
	United Parcel Service Inc.	3.400%	3/15/29	5,000	5,420
					379,537
Materials (0.4%)
[4,8]	Air Liquide Finance SA	2.250%	9/27/23	25,555	26,480
	Air Products and Chemicals Inc.	1.850%	5/15/27	1,120	1,133
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	2,755	2,817
[4,8]	Georgia-Pacific LLC	0.950%	5/15/26	50,855	49,252
[4,9]	Linde Finance BV	0.250%	1/18/22	8,000	9,426
	Linde Inc.	1.100%	8/10/30	12,430	11,290
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	7,025	7,701
[4,8]	SABIC Capital II BV	4.000%	10/10/23	17,612	18,977
					127,076
Real Estate (0.5%)
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	3,220
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,386
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,951
	Camden Property Trust	4.875%	6/15/23	5,935	6,411
	Camden Property Trust	4.250%	1/15/24	16,018	17,482
	Camden Property Trust	3.500%	9/15/24	435	470
	ERP Operating LP	2.850%	11/1/26	6,140	6,515
	ERP Operating LP	4.150%	12/1/28	11,480	12,885
	ERP Operating LP	3.000%	7/1/29	8,120	8,447
	ERP Operating LP	2.500%	2/15/30	1,500	1,501
	Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,536
	Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,740
	Prologis LP	2.125%	4/15/27	3,600	3,672
	Prologis LP	1.250%	10/15/30	10,000	9,038
	Public Storage	3.094%	9/15/27	3,000	3,252
	Public Storage	3.385%	5/1/29	11,800	12,876
	Simon Property Group LP	3.750%	2/1/24	2,550	2,744
	Simon Property Group LP	3.375%	10/1/24	5,740	6,164
	Simon Property Group LP	3.500%	9/1/25	1,003	1,086
	Simon Property Group LP	3.300%	1/15/26	5,080	5,439
	Simon Property Group LP	3.375%	6/15/27	10,780	11,617
	Simon Property Group LP	3.375%	12/1/27	6,775	7,294

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	1.750%	2/1/28	5,000	4,838
	Simon Property Group LP	2.450%	9/13/29	3,300	3,268
					147,832
Technology (1.8%)
	Adobe Inc.	2.150%	2/1/27	46,105	47,450
	Apple Inc.	3.000%	2/9/24	8,675	9,257
	Apple Inc.	3.450%	5/6/24	6,000	6,514
	Apple Inc.	2.850%	5/11/24	7,045	7,503
	Apple Inc.	2.750%	1/13/25	9,240	9,848
	Apple Inc.	2.500%	2/9/25	3,430	3,622
	Apple Inc.	1.125%	5/11/25	3,000	3,019
	Apple Inc.	3.200%	5/13/25	5,635	6,114
	Apple Inc.	3.250%	2/23/26	11,092	12,100
	Apple Inc.	2.450%	8/4/26	7,245	7,631
	Apple Inc.	2.050%	9/11/26	8,000	8,267
	Apple Inc.	3.350%	2/9/27	13,158	14,456
	Apple Inc.	2.900%	9/12/27	19,825	21,293
	Apple Inc.	3.000%	11/13/27	5,280	5,701
	Apple Inc.	1.200%	2/8/28	38,000	36,648
	Apple Inc.	1.650%	2/8/31	14,000	13,324
	Automatic Data Processing Inc.	1.250%	9/1/30	20,000	18,290
	Intel Corp.	3.400%	3/25/25	27,000	29,313
	Intel Corp.	3.700%	7/29/25	10,000	11,025
	Intel Corp.	2.600%	5/19/26	3,615	3,829
	Intel Corp.	3.750%	3/25/27	4,660	5,195
	Intel Corp.	2.450%	11/15/29	21,350	21,722
[9]	International Business Machines Corp.	0.375%	1/31/23	8,000	9,486
	International Business Machines Corp.	3.000%	5/15/24	6,703	7,176
	International Business Machines Corp.	3.450%	2/19/26	2,500	2,746
	International Business Machines Corp.	3.300%	5/15/26	61,085	66,407
	International Business Machines Corp.	3.500%	5/15/29	19,985	21,576
	Microsoft Corp.	3.125%	11/3/25	1,365	1,488
	Microsoft Corp.	2.400%	8/8/26	3,825	4,036
	NVIDIA Corp.	2.850%	4/1/30	5,000	5,247
	Oracle Corp.	3.400%	7/8/24	10,000	10,741
	Oracle Corp.	2.950%	11/15/24	20,704	22,056
	Oracle Corp.	2.500%	4/1/25	19,840	20,786
	Oracle Corp.	2.950%	5/15/25	5,140	5,471
	Oracle Corp.	2.650%	7/15/26	5,115	5,367
	Oracle Corp.	3.250%	11/15/27	14,885	15,966
	Oracle Corp.	2.950%	4/1/30	5,000	5,153
	QUALCOMM Inc.	3.250%	5/20/27	10,570	11,540
	QUALCOMM Inc.	1.300%	5/20/28	25,188	23,958
	QUALCOMM Inc.	1.650%	5/20/32	21,117	19,431
	S&P Global Inc.	2.500%	12/1/29	10,680	10,877
	Texas Instruments Inc.	2.625%	5/15/24	1,980	2,096
	Texas Instruments Inc.	2.250%	9/4/29	10,000	10,034
	Texas Instruments Inc.	1.750%	5/4/30	9,245	8,815
					592,574
Utilities (2.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	8,678
	Ameren Illinois Co.	1.550%	11/15/30	8,575	7,998
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	14,200	15,262
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,165	11,993

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	8,725
	Commonwealth Edison Co.	2.550%	6/15/26	2,480	2,620
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	21,650	23,485
	DTE Electric Co.	2.650%	6/15/22	10,112	10,335
	DTE Electric Co.	3.650%	3/15/24	8,453	9,076
	DTE Electric Co.	3.375%	3/1/25	520	560
[4]	DTE Electric Co.	1.900%	4/1/28	4,400	4,378
	DTE Electric Co.	2.250%	3/1/30	11,838	11,729
[4]	DTE Electric Co.	2.625%	3/1/31	9,170	9,396
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	6,767
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	7,485
[6]	Duke Energy Carolinas LLC	2.550%	4/15/31	8,555	8,596
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	19,080
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	11,919
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	17,258
	Duke Energy Progress LLC	3.375%	9/1/23	2,500	2,659
	Duke Energy Progress LLC	3.250%	8/15/25	8,126	8,749
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	13,297
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,636
	Entergy Arkansas LLC	3.700%	6/1/24	6,213	6,727
	Entergy Arkansas LLC	3.500%	4/1/26	10,288	11,241
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	8,675	10,063
	Entergy Louisiana LLC	4.050%	9/1/23	1,075	1,156
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,775
	Entergy Louisiana LLC	3.120%	9/1/27	11,909	12,886
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	4,117
	Entergy Louisiana LLC	2.350%	6/15/32	3,950	3,871
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	14,049
	Florida Power & Light Co.	2.850%	4/1/25	28,543	30,453
	Georgia Power Co.	2.850%	5/15/22	1,820	1,869
[4,8]	Korea East-West Power Co. Ltd.	1.750%	5/6/25	15,000	15,232
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,268
	MidAmerican Energy Co.	3.650%	4/15/29	2,010	2,224
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,375	3,495
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,350	4,600
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	11,255	12,011
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	10,378
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	12,027
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	10,879
[4]	Nevada Power Co.	2.400%	5/1/30	8,360	8,336
	NSTAR Electric Co.	2.375%	10/15/22	4,490	4,597
[4]	Ohio Power Co.	1.625%	1/15/31	4,975	4,626
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	20,000	21,116
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,350	6,746
[4,8]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	23,000	22,202
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,555	9,484
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	2,750	2,871
	PacifiCorp	3.600%	4/1/24	7,640	8,233
	PacifiCorp	3.500%	6/15/29	27,904	30,170
	Potomac Electric Power Co.	3.600%	3/15/24	4,925	5,294

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Service Electric & Gas Co.	3.000%	5/15/25	8,385	8,925
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	5,249
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,826
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,980	2,151
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,730	2,999
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	7,575
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,881
[4]	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	800	838
[4]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	8,628
[4]	State Grid Overseas Investment Ltd.	2.750%	5/4/22	12,340	12,599
	Union Electric Co.	2.950%	6/15/27	1,177	1,259
	Union Electric Co.	2.950%	3/15/30	15,000	15,703
	Virginia Electric & Power Co.	2.950%	1/15/22	2,040	2,067
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,609
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,860
[4]	Virginia Electric & Power Co.	3.100%	5/15/25	6,210	6,583
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	6,127
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	10,700
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,856
					644,112
Total Corporate Bonds (Cost $9,394,364)					9,586,233
Sovereign Bonds (2.8%)
[4]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,911
[4,8]	Banco del Estado de Chile	2.704%	1/9/25	9,000	9,404
[4,8]	Bermuda	4.138%	1/3/23	2,700	2,845
[4]	Bermuda	4.138%	1/3/23	1,150	1,217
[4,8]	Bermuda	4.854%	2/6/24	3,206	3,510
[4]	Bermuda	4.854%	2/6/24	10,751	11,857
[4]	Bermuda	4.854%	2/6/24	2,283	2,518
[4]	Bermuda	3.717%	1/25/27	8,089	8,782
[4]	Bermuda	4.750%	2/15/29	3,810	4,416
[4,8]	Bermuda	2.375%	8/20/30	15,000	14,641
[4,8]	CDP Financial Inc.	3.150%	7/24/24	1,519	1,634
[4]	CDP Financial Inc.	3.150%	7/24/24	20,000	21,670
[4,8]	CDP Financial Inc.	0.875%	6/10/25	40,000	39,813
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,562
[4,8,10]	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,764
[4,10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	9,113
[4,8,11]	Dexia Credit Local SA	1.875%	9/15/21	14,000	14,107
[4,8,11]	Dexia Credit Local SA	2.375%	9/20/22	16,910	17,416
[4,8,11]	Dexia Credit Local SA	3.250%	9/26/23	70,000	74,807
[4]	Emirate of Abu Dhabi	0.750%	9/2/23	1,516	1,522
[4,8]	Emirate of Abu Dhabi	2.125%	9/30/24	34,200	35,719
[4]	Emirate of Abu Dhabi	2.125%	9/30/24	7,840	8,188
[4,8]	Emirate of Abu Dhabi	2.500%	4/16/25	33,599	35,381
[4]	Emirate of Abu Dhabi	2.500%	4/16/25	85,733	90,503
	Equinor ASA	3.150%	1/23/22	8,000	8,180
	Equinor ASA	2.450%	1/17/23	1,904	1,975
	Equinor ASA	3.700%	3/1/24	7,000	7,611
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	5,010
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	10,082
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,081
	Export-Import Bank of Korea	2.375%	6/25/24	18,000	19,030
	Export-Import Bank of Korea	3.250%	11/10/25	10,000	10,886

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	2,132
[4]	Hydro-Quebec	8.050%	7/7/24	470	577
[4]	IDB Trust Services Ltd.	2.393%	4/12/22	25,624	26,131
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,739
[10]	Japan Bank for International Cooperation	2.500%	5/23/24	20,000	21,184
[4]	Kingdom of Saudi Arabia	2.375%	10/26/21	12,238	12,370
[4]	Kingdom of Saudi Arabia	4.000%	4/17/25	5,918	6,517
	Korea Development Bank	4.625%	11/16/21	605	621
	Korea Development Bank	3.375%	3/12/23	30,000	31,688
	Korea Development Bank	2.125%	10/1/24	33,000	34,709
[4]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	18,267
[4]	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	9,984	10,105
[4]	KSA Sukuk Ltd.	3.628%	4/20/27	13,168	14,434
[4]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	510	545
[4,8]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	23,172
	Province of Manitoba	2.100%	9/6/22	2,100	2,152
	Province of Quebec	2.750%	8/25/21	10,150	10,252
[4]	Province of Quebec	7.500%	7/15/23	2,065	2,384
[4]	Province of Quebec	7.125%	2/9/24	2,674	3,154
[9]	Republic of Chile	1.625%	1/30/25	9,387	11,681
	Republic of Chile	3.125%	3/27/25	5,000	5,374
[4]	Republic of Chile	3.240%	2/6/28	11,616	12,534
[4]	Republic of Latvia	5.250%	6/16/21	2,000	2,018
[4]	Republic of Lithuania	6.625%	2/1/22	16,800	17,657
	Republic of Poland	5.125%	4/21/21	10,910	10,924
	Republic of Poland	5.000%	3/23/22	29,062	30,365
[4]	Republic of Slovenia	5.500%	10/26/22	3,385	3,654
[4]	Republic of Slovenia	5.250%	2/18/24	18,841	21,263
[4,8]	Saudi Arabian Oil Co.	1.250%	11/24/23	11,000	11,082
[4,8]	Slovak Republic	4.375%	5/21/22	2,500	2,609
[4]	Slovak Republic	4.375%	5/21/22	706	737
	State of Israel	2.750%	7/3/30	11,864	12,395
[4]	State of Kuwait	2.750%	3/20/22	4,740	4,846
[4]	State of Qatar	4.500%	1/20/22	29,000	29,965
[4]	State of Qatar	3.875%	4/23/23	2,501	2,667
[4]	State of Qatar	3.400%	4/16/25	9,195	9,994
[4]	State of Qatar	3.250%	6/2/26	3,600	3,914
Total Sovereign Bonds (Cost $896,049)					920,967
Taxable Municipal Bonds (1.0%)
	California GO	2.650%	4/1/26	50,000	53,629
	Dallas TX Waterworks & Sewer System Revenue	2.589%	10/1/27	1,450	1,534
	Florida State Board of Administration Finance Corp.	1.705%	7/1/27	75,000	75,277
	Florida State Board of Administration Finance Corp.	2.154%	7/1/30	55,000	54,955
	New York City NY GO	3.750%	6/1/28	1,020	1,108
	New York City NY GO	2.330%	10/1/29	5,000	4,991
	Texas Public Finance Authority GO	2.531%	10/1/23	480	506
	University of California	3.063%	7/1/25	3,430	3,731
	University of California	1.316%	5/15/27	25,000	24,771
	University of California	3.349%	7/1/29	48,635	53,690
	University of California	1.614%	5/15/30	34,665	33,072

Institutional Intermediate-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,585	3,000
Total Taxable Municipal Bonds (Cost $309,953)					310,264
				Shares
Temporary Cash Investments (6.8%)
Money Market Fund (6.8%)
[13]	Vanguard Market Liquidity Fund (Cost $2,205,579)	0.081%		22,055,831	2,205,583
Total Investments (108.6%) (Cost $34,775,566)					35,109,693
Other Assets and Liabilities—Net (-8.6%)					(2,784,867)
Net Assets (100%)					32,324,826
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $139,279,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $5,320,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $17,322,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $2,144,476,000, representing 6.6% of net assets.
9	Face amount denominated in euro.
10	Guaranteed by the Government of Japan.
11	Guaranteed by multiple countries.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
CMT—Constant Maturing Treasury Rate.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	2,102	463,967	(45)
5-Year U.S. Treasury Note	June 2021	3,950	487,424	(776)
Long U.S. Treasury Bond	June 2021	86	13,295	(42)
Ultra Long U.S. Treasury Bond	June 2021	93	16,853	(186)
				(1,049)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2021	(6,428)	(841,666)	8,550
Euro-Bobl	June 2021	(54)	(8,554)	(4)
Euro-Schatz	June 2021	(2,305)	(303,014)	20
Ultra 10-Year U.S. Treasury Note	June 2021	(3,361)	(482,934)	9,426
				17,992
				16,943

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
National Australia Bank Ltd.	4/30/21	EUR	162	USD	191	—	—
Bank of America, N.A.	4/30/21	EUR	20	USD	24	—	—
Morgan Stanley Capital Services LLC	4/30/21	USD	138,819	EUR	117,310	1,178	—
BNP Paribas	4/30/21	USD	137,957	EUR	116,000	1,853	—
State Street Bank & Trust Co.	4/30/21	USD	10,739	EUR	9,078	87	—
Citibank, N.A.	4/30/21	USD	9,209	EUR	7,847	2	—
						3,120	—
EUR—euro.
USD—U.S. dollar.

Institutional Intermediate-Term Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
America Movil SAB de CV/A3	6/20/23	BARC	6,200	1.000	66	(50)	116	—
Republic of Chile/A1	6/20/26	MSCS	10,860	1.000	230	225	5	—
					296	175	121	—
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	4,080	(1.000)	(41)	12	—	(53)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(82)	23	—	(105)
					(123)	35	—	(158)
					173	210	121	(158)
1 Periodic premium received/paid quarterly.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At March 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,987,000 and cash of $1,280,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/16/23	6/16/21	113,155	0.000	(0.000)	363	30
6/16/24	6/16/21	77,960	0.000	(0.000)	898	124
6/16/25	6/16/21	57,905	0.000	(0.250)	920	238
6/16/26	6/16/21	39,983	0.000	(0.250)	1,284	300
6/16/28	6/16/21	33,933	0.000	(0.500)	1,755	444
					5,220	1,136
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,569,987)	32,904,110
Affiliated Issuers (Cost $2,205,579)	2,205,583
Total Investments in Securities	35,109,693
Investment in Vanguard	1,205
Cash	18,294
Receivables for Investment Securities Sold	8,105,976
Receivables for Accrued Income	119,993
Swap Premiums Paid	260
Variation Margin Receivable—Futures Contracts	1,976
Variation Margin Receivable—Centrally Cleared Swap Contracts	199
Unrealized Appreciation—Forward Currency Contracts	3,120
Unrealized Appreciation—Over-the-Counter Swap Contracts	121
Total Assets	43,360,837
Liabilities
Payables for Investment Securities Purchased	11,035,662
Payables to Vanguard	141
Swap Premiums Received	50
Unrealized Depreciation—Over-the-Counter Swap Contracts	158
Total Liabilities	11,036,011
Net Assets	32,324,826
At March 31, 2021, net assets consisted of:

Paid-in Capital	31,881,563
Total Distributable Earnings (Loss)	443,263
Net Assets	32,324,826

Net Assets
Applicable to 1,363,456,494 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,324,826
Net Asset Value Per Share	$23.71
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Interest[1]	238,292
Total Income	238,292
Expenses
The Vanguard Group—Note B
Investment Advisory Services	362
Management and Administrative	2,618
Marketing and Distribution	120
Custodian Fees	107
Trustees’ Fees and Expenses	4
Total Expenses	3,211
Net Investment Income	235,081
Realized Net Gain (Loss)
Investment Securities Sold[1]	39,777
Futures Contracts	85,653
Swap Contracts	5,036
Forward Currency Contracts	(9)
Foreign Currencies	93
Realized Net Gain (Loss)	130,550
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(658,319)
Futures Contracts	14,796
Swap Contracts	1,161
Forward Currency Contracts	3,225
Foreign Currencies	(49)
Change in Unrealized Appreciation (Depreciation)	(639,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,555)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,017,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	235,081	572,160
Realized Net Gain (Loss)	130,550	349,874
Change in Unrealized Appreciation (Depreciation)	(639,186)	607,586
Net Increase (Decrease) in Net Assets Resulting from Operations	(273,555)	1,529,620
Distributions
Total Distributions	(536,959)	(572,175)
Capital Share Transactions
Issued	4,174,978	7,567,141
Issued in Lieu of Cash Distributions	536,959	572,175
Redeemed	(1,625,747)	(953,323)
Net Increase (Decrease) from Capital Share Transactions	3,086,190	7,185,993
Total Increase (Decrease)	2,275,676	8,143,438
Net Assets
Beginning of Period	30,049,150	21,905,712
End of Period	32,324,826	30,049,150
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$24.31	$23.43	$22.39	$23.12	$23.79	$23.46
Investment Operations
Net Investment Income	.176[1]	.517[1]	.656[1]	.561[1]	.462[1]	.473
Net Realized and Unrealized Gain (Loss) on Investments	(.375)	.880	1.034	(.736)	(.470)	.383
Total from Investment Operations	(.199)	1.397	1.690	(.175)	(.008)	.856
Distributions
Dividends from Net Investment Income	(.175)	(.517)	(.650)	(.555)	(.454)	(.473)
Distributions from Realized Capital Gains	(.226)	—	—	—	(.208)	(.053)
Total Distributions	(.401)	(.517)	(.650)	(.555)	(.662)	(.526)
Net Asset Value, End of Period	$23.71	$24.31	$23.43	$22.39	$23.12	$23.79
Total Return	-0.84%	6.02%	7.66%	-0.75%	0.01%	3.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,325	$30,049	$21,906	$16,527	$14,106	$9,821
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.46%	2.16%	2.86%	2.48%	1.99%	2.02%
Portfolio Turnover Rate[2]	248%	347%	323%	182%	253%	251%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 75%, 114%, 46%, 67%, 111%, and 67%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund
Notes to Financial Statements
Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Institutional Intermediate-Term Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Institutional Intermediate-Term Bond Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a

Institutional Intermediate-Term Bond Fund
payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2021, the fund's average amounts of investments in credit protection sold and credit protection purchased each represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At March 31, 2021, counterparties had deposited in segregated accounts cash of $4,805,000 in connection with TBA transactions.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be

Institutional Intermediate-Term Bond Fund
repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

Institutional Intermediate-Term Bond Fund
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,205,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,052,511	—	19,052,511
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,034,135	—	3,034,135
Corporate Bonds	—	9,586,233	—	9,586,233
Sovereign Bonds	—	920,967	—	920,967
Taxable Municipal Bonds	—	310,264	—	310,264
Temporary Cash Investments	2,205,583	—	—	2,205,583
Total	2,205,583	32,904,110	—	35,109,693

Institutional Intermediate-Term Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	17,996	—	—	17,996
Forward Currency Contracts	—	3,120	—	3,120
Swap Contracts	1,136[1]	121	—	1,257
Total	19,132	3,241	—	22,373
Liabilities
Futures Contracts[1]	1,053	—	—	1,053
Swap Contracts	—	158	—	158
Total	1,053	158	—	1,211
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At March 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	260	260
Unrealized Appreciation—Futures Contracts[1]	17,996	—	—	17,996
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	1,136	—	—	1,136
Unrealized Appreciation—Forward Currency Contracts	—	3,120	—	3,120
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	121	121
Total Assets	19,132	3,120	381	22,633

Swap Premiums Received	—	—	50	50
Unrealized Depreciation—Futures Contracts[1]	1,053	—	—	1,053
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	158	158
Total Liabilities	1,053	—	208	1,261
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Institutional Intermediate-Term Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	85,653	—	—	85,653
Forward Currency Contracts	—	(9)	—	(9)
Swap Contracts	4,781	—	255	5,036
Realized Net Gain (Loss) on Derivatives	90,434	(9)	255	90,680

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	14,796	—	—	14,796
Forward Currency Contracts	—	3,225	—	3,225
Swap Contracts	1,034	—	127	1,161
Change in Unrealized Appreciation (Depreciation) on Derivatives	15,830	3,225	127	19,182
E.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	34,778,028
Gross Unrealized Appreciation	617,122
Gross Unrealized Depreciation	(264,085)
Net Unrealized Appreciation (Depreciation)	353,037
F.	During the six months ended March 31, 2021, the fund purchased $2,552,902,000 of investment securities and sold $2,988,748,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $86,171,155,000 and $83,517,411,000, respectively.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	Shares (000)	Shares (000)
Issued	172,553	316,998
Issued in Lieu of Cash Distributions	22,301	23,926
Redeemed	(67,448)	(39,686)
Net Increase (Decrease) in Shares Outstanding	127,406	301,238

Institutional Intermediate-Term Bond Fund
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Malvern Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q4722 052021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Institutional Short-Term Bond Fund, Vanguard Institutional Intermediate-Term Bond Fund, and Vanguard Core Bond Fund. There were no other significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

VANGUARD MALVERN FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: May 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference